     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 1999

                     REGISTRATION NOS. 2-95973 AND 811-4236

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                       POST-EFFECTIVE AMENDMENT NO. 49 |X|
                                       AND
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT |X|
                                     OF 1940

                              AMENDMENT NO. 50 |X|

                            ONE GROUP(R) MUTUAL FUNDS

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (800) 480-4311
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 MARK S. REDMAN
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:


  ALAN G. PRIEST, ESQUIRE                       MICHAEL V. WIBLE, ESQUIRE
  ROPES & GRAY                                  BANK ONE CORPORATION
  ONE FRANKLIN SQUARE                           100 EAST BROAD STREET, 18TH FL.
  1301 K STREET, N.W., SUITE 800E               COLUMBUS, OHIO 43271-0158
  WASHINGTON, D.C. 20005

  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IMMEDIATELY UPON EFFECTIVENESS IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


_____    on November 1, 1998 pursuant to paragraph(b)
_____    on (DATE) pursuant to paragraph(a)(1)
__X__    75 days after filing pursuant to paragraph(a)(2)
_____    on March 18, 1999 pursuant to paragraph(a)(2) of Rule 485.

If appropriate, check the following box:

_____ post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

                             ONE GROUP MUTUAL FUNDS

                              CROSS REFERENCE SHEET

FORM N-1A PART A ITEM                                                      PROSPECTUS CAPTION
---------------------                                                      ------------------
1.       Cover Page                                                        Cover Page
2.       Synopsis                                                          About the Fund
3.       Financial Highlights
4.       General Description                                               About the Fund, More About the
         of Registrant                                                     Fund, How To Do Business with
                                                                           One Group(R) Mutual Funds; Details About the
                                                                           Fund's Investment Practices and Policies
5.       Management of the Fund                                            About the Fund; More About the
                                                                           Fund; Organization & Management
                                                                           of the Fund;
6.       Capital Stock and Other Securities                                About the Fund; Shareholder Information
7.       Purchase of Securities                                            How To Do Business with
         Being Offered                                                     One Group(R) Mutual Funds, Organization
                                                                           & Management of the Fund
8.       Redemption or Repurchase                                          How To Do Business with
                                                                           One Group(R) Mutual Funds
9.       Pending Legal Proceedings                                         Inapplicable

                                                                           COMBINED STATEMENT OF
                                                                           ADDITIONAL INFORMATION
FORM N-1A PART B ITEM                                                      CAPTION
---------------------                                                      -------
10.      Cover Page                                                        Cover Page
11.      Table of Contents                                                 Table of Contents
12.      General Information and History                                   The Trust; Additional Information
                                                                           Description of Shares
13.      Investment Objective and Policies                                 Investment Objectives and
                                                                           Policies
14.      Management of the Fund                                            Management of the Trust
15.      Control Persons and Principal                                     Additional Information -
         Holders of Securities                                             Miscellaneous
16.      Investment Advisory and Other
         Services                                                          Management of the Trust
17.      Brokerage Allocation                                              Management of the Trust -
                                                                           Portfolio Transactions
18.      Capital Stock and Other Securities                                Valuation; Additional
                                                                           Information Regarding the
                                                                           Calculation of Per Share Net
                                                                           Asset Value;
                                                                           Additional Purchase
                                                                           and Redemption Information;
                                                                           Additional Information
19.      Purchase, Redemption and Pricing of                               Valuation; Additional
         Securities Being Offered                                          Information Regarding the
                                                                           Calculation Per Share Net Asset
                                                                           Value; Additional Purchase and
                                                                           Redemption Information;
                                                                           Management of the Trust
20.      Tax Status                                                        Investment Objectives and
                                                                           Policies - Additional Tax
                                                                           Information Concerning the Fund
21.      Underwriters                                                      Management of the Trust -
                                                                           Distributor
22.      Calculation of Performance Data                                   Additional Information -
                                                                           Calculation of Performance Data
23.      Financial Statements                                              New Fund - none available

                                     PART A

Part A of Post-effective Amendment No. 46 (filed October 28, 1998) to One Group Registration Statement on Form N-1A for One Group Institutional Prime Money Market Fund, One Group Tax Exempt Money Market Fund, One Group Treasury Money Market Fund, One Group Texas Municipal Money Bond Fund, One Group Investor Fixed Income Fund and One Group Investor Aggressive Growth Fund and Part A of Post-Effective Amendment No. 48 (filed March 12, 1999) to One Group Mutual Funds Registration Statement on Form N-1A for One Group(R) U.S. Treasury Securities Money Market Fund, One Group(R) Prime Money Market Fund, One Group(R) Municipal Money Market Fund, One Group(R) Ohio Municipal Money Market Fund, One Group(R) Michigan Municipal Money Market Fund, One Group(R) Government Money Market Fund, One Group(R) Treasury Only Money Market Fund, One Group(R) Cash Management Money Market Fund, One Group(R) Treasury Cash Management Money Market Fund, One Group(R) Treasury Prime Cash Management Money Market Fund, One Group(R) U.S. Government Cash Management Money Market Fund, One Group(R) Municipal Cash Management Money Market Fund, One Group(R) Diversified Mid Cap Fund, One Group(R) Small Cap Value Fund, One Group(R) Market Expansion Index Fund, One Group(R) Diversified International Fund, One Group(R) Equity Income Fund, One Group(R) Mid Cap Value Fund, One Group(R) Mid Cap Growth Fund, One Group(R) Equity Index Fund, One Group(R) Large Cap Value Fund, One Group(R) Large Cap Growth Fund, One Group(R) Balanced Fund, One Group(R) Diversified Equity Fund, One Group(R) Small Cap Growth Fund, One Group(R) International Equity Index Fund, One Group(R) Income Bond Fund, One Group(R) Ultra Short-Term Bond Fund, One Group(R) Short-Term Bond Fund, One Group(R) Intermediate Bond Fund, One Group(R) Government Bond Fund, One Group(R) High Yield Bond Fund, One Group(R) Treasury & Agency Fund, One Group(R) Bond Fund, One Group(R) Municipal Income Fund, One Group(R) Intermediate Tax-Free Bond Fund, One Group(R) Tax-Free Bond Fund, One Group(R) Short-Term Municipal Bond Fund, One Group(R) Ohio Municipal Bond Fund, One Group(R) West Virginia Municipal Bond Fund, One Group(R) Kentucky Municipal Bond Fund, One Group(R) Arizona Municipal Bond Fund, One Group(R) Louisiana Municipal Bond Fund, One Group(R) Michigan Municipal Bond Fund, One Group(R) Investor Growth Fund, One Group(R) Investor Growth and Income Fund, One Group(R) Investor Conservative Growth Fund, and One Group(R) Investor Balanced Fund are incorporated herein by reference.

                             ONE GROUP MUTUAL FUNDS


            ONE GROUP(R) U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                  ONE GROUP(R) TREASURY PRIME MONEY MARKET FUND


                                 JULY ____, 1999

                                TABLE OF CONTENTS


A BRIEF PREVIEW OF THE FUNDS

ABOUT THE FUNDS
  One Group(R) U.S. Government Securities Money Market FunD
  One Group(R) Treasury Prime Money Market Fund

MORE ABOUT THE FUNDS

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
  Purchasing Fund Shares
  Sales Charges
  Sales Charge Reductions and Waivers
  Exchanging Fund Shares
  Redeeming Fund Shares

SHAREHOLDER INFORMATION
  Voting Rights
  Dividend Policies
  Tax Treatment of the Funds
  Tax Treatment of Shareholders
  Shareholder Inquiries

ORGANIZATION AND MANAGEMENT OF THE FUNDS
  The Funds
  The Board of Trustees
  The Advisor
  The Distributor
  The Administrator and Sub-Administrator
  The Transfer Agent, Custodian and Sub-Custodian
  Year 2000

DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND POLICIES
  Investment Practices
  Investment Risks
  Investment Policies

APPENDIX: DESCRIPTION OF RATINGS

A BRIEF PREVIEW OF THE FUNDS

WHAT ARE THE GOALS OF THE FUNDS?

The Funds are designed to produce high current income with liquidity and stability of principal. Each Fund will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so. Please read about each Fund before investing.

WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?

The Funds will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less. The Funds intend to comply with Rule 2a-7 under the Investment Company Act of 1940. An investment in the Funds is not a deposit of Bank One Corporation or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

The U.S. Government Securities Money Market Fund invests in securities that are backed by "credit enhancements" such as letters of credit. The value of investments in the Fund could decrease if the credit quality of the credit enhancement provider declines. In addition, the U.S. Government Securities Money Market Fund invests in mortgage-related securities which have significantly greater price and yield volatility than traditional fixed income securities. For more information about risks, please read "More About the Funds" and "Investment Risks."

WHAT CLASSES OF SHARES ARE AVAILABLE?

Each Fund currently offers Class A, Class C, Class I and Service Class shares. Class A and Class C shares are offered to the general public. Class I shares are offered to institutional investors, including affiliates of Bank One Corporation and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. Class I shares are not available to Individual Retirement Accounts ("IRA"). Service Class shares are offered to entities purchasing such shares on behalf of investors requiring additional administrative or accounting services such as sweep processing.

HOW DO I PURCHASE AND REDEEM SHARES?

You may buy and redeem shares of the Funds on any day that the Funds are open for business. Purchase and redemption procedures are explained in greater detail in "How To Do Business With One Group Mutual Funds." For additional information, call The One Group Services Company at 1-800-480-4111 or visit One Group Mutual Fund's web site at www.onegroup.com.

HOW ARE DIVIDENDS PAID?

Generally, dividends are declared on each business day and are distributed monthly. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

WHO MANAGES THE FUNDS?

Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of Bank One Corporation, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Shareholder Expenses."

ONE GROUP(R) U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks high current income with liquidity and stability of principal.

PORTFOLIO SECURITIES

The Fund invests in short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and repurchase agreements relating to such securities. The Fund may also engage in securities lending. For a list of all the securities in which the Fund may invest, please read "Investment Practices."

RISK CONSIDERATIONS

Before you invest, please read "More About the Funds" and "Investment Risks."

SHAREHOLDER EXPENSES

                                                                                              SERVICE
SHAREHOLDER TRANSACTION EXPENSES(1)                                  CLASS A      CLASS C      CLASS    CLASS I
                                                                     -------      -------      -----    -------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                                 none          none       none       none

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily net assets)
Investment Advisory Fees (after fee waiver)(2)                        .32%          .32%       .32%       .32%
12b-1 Fees (after fee waiver)(3)                                      .25%         1.00%       .55%       none
Other Expenses                                                        .20%          .20%       .20%       .20%
Total Fund Operating Expenses (after fee waivers)(4)                  .77%         1.52%      1.07%       .52%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.

(2) Without a fee waiver, Investment Advisory Fees would be .35% for all classes of shares.

(3) Due to 12b-1 fees, long-term Class A, Class C and Service Class shareholders may pay more than the equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .75% for Service Class shares.

(4) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be .80% for Class A shares, 1.55% for Class C shares, 1.30% for Service Class shares, and .55% for Class I shares.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) 5% annual return; and (2) redemption at the end of each time period.

                                                       1 YEAR                3 YEARS
                                                       ------                -------
Class A                                                 $ 8                    $25
Class A (without fee waivers)                           $ 8                    $26
Class C                                                 $25                    $48
Class C (without fee waivers)                           $26                    $49
Class I                                                 $ 5                    $17
Class I (without fee waivers)                           $ 6                    $18

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                       1 YEAR                3 YEARS
                                                       ------                -------
Class A                                                 $ 8                    $25
Class A (without fee waivers)                           $ 8                    $26
Class C                                                 $15                    $48
Class C (without fee waivers)                           $16                    $49
Class I                                                 $ 5                    $17
Class I (without fee waivers)                           $ 6                    $18

Because of the nature of the shares, shareholders are not expected to remain in Service Class shares for more than a very limited period of time. However, a shareholder investing in Service Class shares on a continual basis for a period of one month would pay $1, three months would pay $3, and one year would pay $11. Without the voluntary fee reduction, that shareholder would pay $1 after one month, $3 after three months, and $13 after one year.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


ONE GROUP(R) U.S. GOVERNMENT SECURITIES MONEY MARKET FUND FINANCIAL HIGHLIGHTS

This section normally would include Financial Highlights for the Fund. Because the Fund had not begun operations as of June 30, 1999, there are no Financial Highlights for the Fund.

ONE GROUP(R) TREASURY PRIME MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks high current income with liquidity and stability of principal.

PORTFOLIO SECURITIES

The Fund invests in U.S. Treasury bills, notes, bonds and other U.S. obligations issued or guaranteed by the U.S. Treasury. The Fund does not invest in repurchase agreements. For a list of all the securities in which the Fund may invest, please read "Investment Practices."

RISK CONSIDERATIONS

Before you invest, please read "More About the Funds" and "Investment Risks."

SHAREHOLDER EXPENSES

                                                                                               SERVICE
SHAREHOLDER TRANSACTION EXPENSES(1)                                   CLASS A       CLASS C     CLASS     CLASS I
                                                                      -------       -------     -----     -------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                                   none          none       none       none

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily net assets)
Investment Advisory Fees (after fee waiver)(2)                          .32%          .32%       .32%       .32%
12b-1 Fees (after fee waiver)(3)                                        .25%         1.00%       .55%       none

Other Expenses                                                          .20%          .20%       .20%       .20%

Total Fund Operating Expenses (after fee waivers)(4)                    .77%         1.52%      1.07%       .52%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.

(2) Without a fee waiver, Investment Advisory Fees would be .35% for all classes of shares.

(3) Due to 12b-1 fees, long-term Class A, Class C and Service Class shareholders may pay more than the equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .75% for Service Class shares.

(4) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be .80% for Class A shares, 1.55% for Class C shares, 1.30% for Service Class shares, and .55% for Class I shares.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) 5% annual return; and (2) redemption at the end of each time period.

                                                      1 YEAR                3 YEARS
Class A                                                $ 8                    $25

Class A (without fee waivers)                          $ 8                    $26

Class C                                                $25                    $48
Class C (without fee waivers)                          $26                    $49
Class I                                                $ 5                    $17
Class I (without fee waivers)                          $ 6                    $18

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                      1 YEAR                3 YEARS
Class A                                                $ 8                    $25
Class A (without fee waivers)                          $ 8                    $26
Class C                                                $15                    $48
Class C (without fee waivers)                          $16                    $49
Class I                                                $ 5                    $17
Class I (without fee waivers)                          $ 6                    $18



Because of the nature of the shares, shareholders are not expected to remain in Service Class shares for more than a very limited period of time. However, a shareholder investing in Service Class shares on a continual basis for a period of one month would pay $1, three months would pay $3, and one year would pay $11. Without the voluntary fee reduction, that shareholder would pay $1 after one month, $3 after three months, and $13 after one year.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


ONE GROUP(R) TREASURY PRIME MONEY MARKET FUND  FINANCIAL HIGHLIGHTS

This section normally would include Financial Highlights for the Fund. Because the Fund had not begun operations as of June 30, 1999, there are no Financial Highlights for the Fund.

MORE ABOUT THE FUNDS

PORTFOLIO QUALITY

Securities will be purchased by the Funds only if Banc One Investment Advisors determine that they present minimal credit risk under guidelines adopted by the One Group Board of Trustees. In addition, unless a more specific rating is specified, all investments of the Funds must be rated in one of the three highest rating categories described in "Description of Ratings" in the Appendix. If an investment is unrated, Banc One Investment Advisors must determine that it is of comparable quality to a rated security. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.

ILLIQUID INVESTMENTS

Each Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees in determining whether an investment is illiquid.

SPECIAL RISK CONSIDERATIONS

NET ASSET VALUE: There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

PORTFOLIO TURNOVER: The Funds attempt to increase yield by taking advantage of short-term market variations. This policy is expected to result in high portfolio turnover. However, this should not adversely affect the Funds because they usually do not pay brokerage commissions when purchasing U.S. government securities.

FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

DERIVATIVES: The U.S. Government Securities Money Market Fund invests in securities that are considered to be derivatives. Derivatives are securities or contracts that derive their value from the performance of underlying assets or securities. These securities may be more volatile than other securities. These include mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs). Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. The Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than it would if the Fund did not use such instruments. For a more detailed discussion of these risks, please read "Investment Risks."

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

o        The One Group Services Company, and

o Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

o Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays:
         New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.

o Purchase requests will be effective on the day received by The One Group Services Company and you will be eligible to receive dividends declared the same day, if such purchase orders are received by The One Group Services Company:

         (i) before 2:00 p.m., Eastern Time ("ET"), for the Treasury Prime Money Market Fund;

         (ii) before 4:00 p.m., ET, the U.S. Government Securities Money Market Fund.

         In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before 4:00 p.m., ET on such day. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

o On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

o If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

o The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

o Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

o        Class A and Class C shares are available to the general public.

o Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

o Service Class shares are available to Intermediaries purchasing shares on behalf of investors requiring additional administrative or accounting services such as sweep processing.

One Group Fund Direct IRA. One Group offers a retirement plan. These plans allow participants to defer taxes while their retirement savings grow. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

o        Shares are sold at net asset value ("NAV").

o NAV per share is calculated by dividing the total market value of a Fund's investment and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

o NAV is calculated each business day as of 2:00 p.m., ET, for the Treasury Prime Money Market Fund; and 4:00 p.m., ET, for the U.S. Government Securities Money Market Fund. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2.       Decide how much you want to invest.

         o The minimum initial investment is $1,000 ($100 for employees of BANK ONE CORPORATION and its affiliates). The minimum initial investment for an IRA is $250.

         o Subsequent investments must be at least $100 ($25 for employees of BANK ONE CORPORATION and its affiliates).

         o        The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "One Group" to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

         Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

5. All checks should be in U.S. dollars. Third party checks will not be accepted. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

7. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

o Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

o Send a personal check payable to "One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer or initiate a wire transfer to the following wire address:

         State Street Bank & Trust Company
         Attn: Custody & Shareholder Services
         ABA 011 000 028
         DDA 99034167

         FBO One Group Fund (ex: One Group Treasury Prime Money Market Fund--A) Your Account Number (ex: 123456789)
         Your Account Registration (ex: John Smith & Mary Smith, JTWROS)

o One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

o You may revoke your right to make purchases over the telephone by sending a letter to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

o        Select the "Systematic Investment Plan" option on the Account
         Application Form.

o Provide the necessary information about the bank account from which your investments will be made.

o Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.

o One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

o You may revoke your right to make systematic investments by calling The One Group Services Company at 1-800-480-4111 or by sending a letter to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

MAY I WRITE CHECKS ON MY ACCOUNT?

Class A shareholders may write checks for $250 or more.

o Checks may be payable to any person and your account will continue to earn dividends until the check clears.

o Checks are free, but your bank or the payee may charge you for stop payment orders, insufficient funds, or other valid reasons.

o You can not use this option to close your account because of the difficulty of determining the exact value of your account.

o You must wait ten (10) calendar days before you can write a check against shares purchased by a check.

TO SELECT THIS OPTION:

o        Select the "Check Writing" option on the Account Application Form.

o Complete, sign and return a signature card and other forms sent to you by State Street Bank and Trust Company. You will receive a supply of checks that will be drawn on State Street Bank and Trust Company.


SALES CHARGES

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. Occasionally, The One Group Services Company, at its own expense, also will provide cash incentives to select Shareholder Servicing Agents. Those Shareholder Servicing Agents who may receive special incentives include Banc One Securities Corporation, The Advisors Group, United Planners Financial Services of America, Inc., The Legend Group, and Rosewood Retirement Advisory Services, LLC.


CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

                                                                      CDSC AS A % OF DOLLAR
         YEARS SINCE PURCHASE                                       AMOUNT SUBJECT TO CHARGE
         --------------------                                       ------------------------
                 0-1                                                          1.00%
           After first year                                                   none

The One Group Services Company pays a commission of 1.00% of the original purchase price to Shareholder Servicing Agents who sell Class C shares.

How the CDSC is Calculated

o The Fund assumes that all purchases made in a given month were made on the first day of the month.

o        The CDSC is based on the net amount redeemed.

o A sales charge is not assessed on shares acquired through reinvestment of dividends or capital gains distributions.

o To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A Shares. After that, the Fund will redeem the shares you have held for the longest time and thus have the lowest CDSC.

o If you exchange Class C shares of an unrelated mutual fund for Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12b-1 FEES

12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to brokers and other Shareholder Servicing Agents that sell shares of One Group.

o        The 12b-1 fees vary by share class as follows:

         1. Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.

         2. Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class C shares to be higher and dividends to be lower than for Class A shares.

         3. Service Class shares pay a 12b-1 fee of .75% of the average daily net assets of the Fund, which is currently being waived to .55% for each Fund.

         4.       There are no 12b-1 fees for Class I shares.

o 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

o The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees.

o The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

SALES CHARGE REDUCTIONS AND WAIVERS

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distributions from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6.       Acquired in exchange for Class C shares of other One Group Funds.

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent.


EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

o Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

o Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

o Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

o        Service Class shares do not have exchange privileges.

One Group offers a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in dollar cost averaging. To participate in this privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group may change the terms and conditions of your exchange privileges upon 60 days written notice. One Group does not charge a fee for this privilege.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

o        State Street Bank and Trust Company receives the request by 4:00 p.m.
         ET.

o You have provided One Group with all of the information necessary to process the exchange.

o You have received a current prospectus of the Fund or Funds into which you wish to invest.

o        You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

o You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver.

o        You will pay a sales charge if you bought Class A shares of a Fund:

         1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

         2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

o If you exchange Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

         1. Your new Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

         2. The current holding period for your exchanged Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

o An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

o An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

o        You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

o To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

o Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

o In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

o You may redeem all or some of your shares on any day that the Funds are open for business.

o Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes), will be effective that day.

HOW DO I REDEEM SHARES?

o Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

o        All requests for redemptions from IRA accounts must be in writing.

o You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

o State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

         1.       the redemption is for $50,000 worth of shares or less;

         2.       the redemption is payable to the shareholder of record;

         3. the redemption check is mailed to the shareholder at the record address; or

         4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

o On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

         1.       a designated commercial bank; or

         2. State Street Bank and Trust Company or your Shareholder Servicing Agent.

o State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

o Your redemption proceeds will ordinarily be paid within seven days after receipt of the redemption request. If you have wire instructions on file, the Funds will attempt to honor requests for same day payment, if the request is received before 2:00 p.m. ET for the Treasury Prime Money Market Fund and 4:00 p.m. ET for the U.S. Government Securities Money Market Fund. If redemption requests are received after these times, the Funds will attempt to wire payment the next business day.

o The Funds also will attempt to honor requests for payments in two business days, if the redemption request is received after the times listed above.

WHAT WILL MY SHARES BE WORTH?

o The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

o If you own Class A, Service Class or Class I shares, you will receive the NAV calculated after your redemption request is received. Please read "How Much Do Shares Cost?"

o If you own Class C shares, you will receive the NAV calculated after your redemption request is received, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

o Call your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your redemption request.

o Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

o State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

o One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

o        REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000 you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

o        Select the "Systematic Withdrawal Plan" option on the Account
         Application Form.

o Specify the amount you wish to receive and the frequency of the payments.

o        You may designate a person other than yourself as the payee.

o        There is no charge for this service.

o        If you select this option, please keep in mind that:

         1. If you own Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually, measured from the date the redemption request is received.

         2. If you are age 70-1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan. You also may elect to receive payments of less than $100 each.

         3. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

o All redemptions will be for cash. The redemption price of shares is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

o If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

o Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

o        One Group may suspend your ability to redeem when:

         1.       Trading on the NYSE is restricted;

         2.       the NYSE is closed (other than weekend and holiday closings);

         3.       the SEC has permitted a suspension; or

         4.       an emergency exists.

The Statement of Additional Information offers more details about this process.

o You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

SHAREHOLDER INFORMATION

VOTING RIGHTS

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS

The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class C and Service Class shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling The One Group Services Company at 1-800-480-4111.

TAX TREATMENT OF THE FUNDS

TAX STATUS OF THE FUND

Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no federal income tax on the earnings they distribute to shareholders.

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including, for this purpose, the excess, if any, of net short-term capital gains over net long-term capital losses) and, if any, net capital gains (i.e., the excess, if any, of net long-term capital gains over net short-term capital losses) to investors on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.


TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

REPORTING

In September and March you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

ORGANIZATION AND MANAGEMENT OF THE FUNDS

THE FUNDS

Each Fund is a series of One Group Mutual Funds, an open-end management investment company. One Group currently offers 53 separate Funds. Two of the Funds are described in this prospectus; the other Funds are described in separate prospectuses. Each Fund is supervised by the Board of Trustees.

THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of One Group.

THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to One Group since 1993. Prior to that time, One Group was advised by affiliates of Banc One Investment Advisors. In addition to One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 29, 1999, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of Bank One Corporation managed over $120 billion in assets.

THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory compliance and reporting. For these services, The One Group Services Company receives a fee based on the total assets of One Group. For the first $1.5 billion in One Group assets, The One Group Services Company receives an annual fee of .20% of each Fund's average daily net assets. The annual rate declines to .18% on assets up to $2 billion, and to .16% when assets exceed $2 billion. The fee is calculated daily and paid monthly. Some Funds are not included in the calculations. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND THE SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8528, Boston, MA 02266-8528 or your Shareholder Servicing Agent, if appropriate, handles shareholder record keeping and statements, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee for this service.

YEAR 2000

Preparing for the Year 2000 is a high priority for One Group. Both The One Group Services Company and Banc One Investment Advisors have formed dedicated teams to help them successfully achieve Year 2000 compliance. In addition, these teams are responsible for assessing the readiness of all other service providers to One Group. Year 2000 remediation efforts are directed toward both information technology and non-information technology systems. Non-information technology systems include elevators, photocopy machines, and facsimile machines, and should have no significant impact on the delivery of services to One Group.

Banc One Investment Advisors has identified 49 information technology systems and interfaces that provide service and support to One Group. Each system is assigned a priority rating: high, medium or low. Systems rated "high" are those which are essential to the operation of One Group. Each system rated

"high" was scheduled to be Year 2000 compliant by December 31, 1998. All systems will be tested for compliance throughout 1999.

Many, if not all, of the systems are owned or operated by third party servicers (for example, One Group's Custodian). Consequently, remediation efforts must be made by those servicers. Banc One Investment Advisors and The One Group Services Company have, and will continue to, monitor the remediation progress of the service providers. This process involves documentation, on-site visits, and review of remediation plans and test results. Both Banc One Investment Advisors and The One Group Services Company have budgeted in excess of $700,000 in fiscal year 1998 and over $1 million in fiscal year 1999 toward the remediation effort for all systems and interfaces. Neither One Group nor its shareholders will bear any of the direct remediation expenses.

Neither The One Group Services Company nor Banc One Investment Advisors currently anticipate that the move to Year 2000 will have a material impact on their ability to continue to provide the Funds with service at current levels. Likewise, One Group currently anticipates that the move to Year 2000 will not have a material impact on its operations.


DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND POLICIES

FUND NAME

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

FUND NAME                                                                                          FUND CODE
---------                                                                                          ---------
One Group(R) U.S. Government Securities Money Market Fund                                               1
One Group(R) Treasury Prime Money Market Fund                                                           2


INSTRUMENT                                                                             FUND CODE         RISK TYPE
----------                                                                             ---------         ---------
U.S. TREASURY OBLIGATIONS: Bills, notes and bonds                                         1-2             Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                                       1              Market
by agencies and instrumentalities of the U.S.                                                             Credit
Government. These include Ginnie Mae, Fannie Mae, and
Freddie Mac.

REPURCHASE AGREEMENTS: The purchase of a security and                                      1              Credit
the simultaneous commitment to return the security to                                                     Market
the seller at an agreed upon price on an agreed upon                                                     Liquidity
date. This is treated as a loan.

SECURITIES LENDING: The lending of up to 33 1/3% of                                        1              Credit
the Fund's total assets. In return the Fund will                                                          Market
receive cash, other securities, and/or letters of credit.                                                Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                                            1              Market
Purchase or contract to purchase securities at a fixed                                                   Leverage
price for delivery at a future date.                                                                     Liquidity

INVESTMENT COMPANY SECURITIES: Shares of other money                                       1              Market
market mutual funds, including money market funds of One
Group and shares of other investment companies for which
Banc One Investment Advisors serves as investment advisor
or administrator. Banc One Investment Advisors will waive
certain fees when investing in funds for which it serves as
investment advisor.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                                   1              Market
interest rates which are reset daily, weekly, quarterly                                                   Credit
or some other period and which may be payable to the Fund                                                Liquidity
on demand.


MORTGAGE-BACKED SECURITIES: Debt obligations secured                                       1            Pre-Payment
by real estate loans and pools of loans. These                                                            Market
include collateralized mortgage obligations ("CMOs")                                                      Credit
and Real Estate Mortgage Investment Conduits ("REMICs").                                                Regulatory


INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

o CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

o LEVERAGE RISK. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

o LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

o MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

o PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recoup any premium paid, resulting in an unexpected capital loss.

o REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

INVESTMENT POLICIES

Each Fund's investment objective and the following investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. In addition to the fundamental policies mentioned earlier, the following fundamental policies apply to each Fund as specified. The full text of the fundamental policies can be found in the Statement of Additional Information.

FUNDAMENTAL POLICIES OF EACH FUND

Each Fund:

1. Will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so.

2. Will not, with respect to 75% of a Fund's total assets, purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except as otherwise permitted by applicable law or regulation. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities.

3. Will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the respective Fund's net assets.

4. Will not borrow money or issue senior securities, except that the Funds may borrow from banks for temporary purposes in amounts not exceeding 10% of their total assets at the time of the borrowing.

5. Will not mortgage, pledge or hypothecate any assets, except in connection with borrowing specified in 4 above and in amounts not in excess of the lesser of the dollar amount borrowed or 10% of the value of the respective Fund's total assets at the time of its borrowing.

APPENDIX

DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.


DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

                    A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

                    B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

                    C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

                  Aaa The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                   Aa The obligor's capacity to meet its financial commitments on the obligation is very strong.

                    A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

                  Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

                   Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

                    A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

                  AAA This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                   AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

                    A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

                TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

                TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

                TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

                TBW-4      Non-investment grade and, therefore, speculative.

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

Distributor and Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8528
Boston, MA 02266-8528

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215

THE STATEMENT OF ADDITIONAL INFORMATION CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE CURRENT STATEMENT OF ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS AVAILABLE WITHOUT CHARGE BY CALLING 1-800-480-4111 OR BY WRITING TO THE ONE GROUP SERVICES COMPANY AT 3435 STELZER ROAD, COLUMBUS, OHIO 43219. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE. THE SEC MAINTAINS A WEB SITE (WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIALS INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING ONE GROUP(R).

                             ONE GROUP MUTUAL FUNDS

                                REAL ESTATE FUND

                                  JULY __, 1999

TABLE OF CONTENTS

A BRIEF PREVIEW OF THE FUND
         About the Fund

MORE ABOUT THE FUND
HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
         Purchasing Fund Shares
         Sales Charges
         Sales Charge Reductions and Waivers
         Exchanging Fund Shares
         Redeeming Fund Shares
SHAREHOLDER INFORMATION
         Voting Rights
         Dividend Policies
         Tax Treatment of the Fund
         Tax Treatment of Shareholders
         Shareholder Inquiries
ORGANIZATION AND MANAGEMENT OF THE FUND
         The Fund
         The Board of Trustees
         The Advisor
         The Distributor
         The Administrator and Sub-Administrator
         The Transfer Agent, Custodian and Sub-Custodian
         Year 2000
DETAILS ABOUT THE FUND'S INVESTMENT PRACTICES AND POLICIES
         Investment Practices
         Investment Risks
         Investment Policies
APPENDIX: DESCRIPTION OF RATINGS

A BRIEF PREVIEW OF THE FUND

WHAT ARE THE GOALS OF ONE GROUP REAL ESTATE FUND?

The Fund is designed to provide current income and long-term growth of capital.

WHAT IS THE FUND'S INVESTMENT STRATEGY?

The Fund normally will invest in equity securities of companies operating in the real estate industry. The Fund also may invest in debt securities and preferred stocks which are convertible into common stock, and lend its portfolio securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Equity securities such as those in which the Fund may invest are more volatile and carry more risk than some other forms of investment. Accordingly, as with all equity investments, you may lose money by investing in the Fund. The Fund may invest in derivative securities. These securities may expose the Fund to special risks. Economic developments affecting the real estate industry will have a disproportionate impact on the Fund. An investment in the Fund is not a deposit of Bank One Corporation or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information about risks, please read "More About the Fund" and "Investment Risks."

WHAT CLASSES OF SHARES ARE AVAILABLE?

The Fund currently offers four classes of Shares: Class A, Class B, Class C and Class I. Class A, Class B and Class C shares are offered to the general public. Class I shares are offered to institutional investors, including affiliates of Bank One Corporation and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. The section called "How To Do Business With One Group Mutual Funds" will provide more information. Class I shares are not available to Individual Retirement Accounts ("IRA").

HOW DO I PURCHASE AND REDEEM SHARES?

You may buy and redeem shares of the Fund on any day that the Fund is open for business. Purchase and redemption procedures are explained in greater detail in "How To Do Business With One Group Mutual Funds." For additional information, call The One Group Services Company at 1-800-480-4111 or visit One Group Mutual Fund's web site at www.onegroup.com.

HOW ARE DIVIDENDS PAID?

Generally, dividends are declared on the last business day of each quarter and are distributed periodically on the first business day of each quarter. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

WHO MANAGES THE FUND?

Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of Bank One Corporation, serves as the advisor of the Fund. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Shareholder Expenses."

ONE GROUP(R) REAL ESTATE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide current income and long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in equity securities of companies operating in the real estate industry. "Real estate companies" are companies that earn at least 50% of their revenues from the ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate, or that have at least 50% of their assets in real estate. These companies include real estate investment trusts that either own properties or make construction or mortgage loans, real estate developers, homebuilders, and companies with substantial real estate holdings. The Fund also may invest in companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies.

PORTFOLIO SECURITIES

The Fund normally invests at least 65% of its total assets in equity securities of companies operating in the real estate industry. These securities include common stocks, debt securities, and preferred stocks that are convertible to common stocks. Up to 35% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents. The Fund also may invest in the securities of foreign issuers. For a list of all the securities in which the Fund may invest, please read "Investment Practices."

RISK CONSIDERATIONS

The Fund invests in equity securities, which may increase or decrease in value. As a result, the value of your investment in the Fund may increase or decrease in value. The Fund also will invest in fixed income securities. The value of these securities will change in response to interest rate changes and other factors. This is especially true to the extent that the Fund invests in debt securities in the lowest investment grade category. Such securities have speculative characteristics. Because of its exposure to the real estate industry, economic developments affecting that industry will have a disproportionate impact on the Fund. Before you invest, please read "More About the Fund" and "Investment Practices."

FUND MANAGEMENT

The Fund is managed by a team of portfolio managers, research analysts, and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

SHAREHOLDER EXPENSES

SHAREHOLDER TRANSACTION EXPENSES(1)                            CLASS A           CLASS B        CLASS C       CLASS I
-----------------------------------                            -------           -------        -------       -------
Maximum Sales Charge Imposed
  on Purchases (as a percentage
  of offering price)                                            5.25%              none            none         none
Maximum Contingent Deferred
  Sales Charge (as a percentage
  of original purchase price or
  redemption proceeds,
  as applicable)                                                 none(2)           5.00%          1.00%         none
Redemption Fees                                                  none               none           none         none
Exchange Fees                                                    none               none           none         none

ANNUAL OPERATING EXPENSES
  (as a percentage of average
  daily net assets)
Investment Advisory Fees                                         .74%               .74%           .74%         .74%
12b-1 Fees (after fee waiver)(3)                                 .25%              1.00%          1.00%         none
Other Expenses                                                   .36%               .36%           .36%         .36%
Total Fund Operating Expenses                                   1.35%              2.10%          2.10%        1.10%
  (after fee waivers)(4)

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

(2)      Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.

(4) Total Operating Expenses have been revised to reflect fee waivers. Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.45% for Class A shares.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                             1 YEAR                 3 YEARS
                                                             ------                 -------
Class A                                                        $66                    $93
Class A (without fee waivers)                                  $66                    $96
Class B                                                        $71                    $96
Class C                                                        $31                    $66
Class I                                                        $11                    $35

Assuming no redemption the end of each time period, the dollar amounts in the above example would be as follows:

                                                             1 YEAR                 3 YEARS
                                                             ------                 -------
Class A                                                        $66                    $93
Class A (without fee waivers)                                  $66                    $96
Class B                                                        $21                    $66
Class C                                                        $21                    $66
Class I                                                        $11                    $35


Class B shares automatically convert to Class A shares after eight (8) years.




These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

ONE GROUP(R) REAL ESTATE FUND Financial Highlights

This section normally would include Financial Highlights for the Fund. Because the Fund had not begun operations as of June 30, 1999, there are no Financial Highlights for the Fund.

MORE ABOUT THE FUND

PORTFOLIO QUALITY

The Fund only purchases securities that meet certain rating criteria.

o Corporate bonds generally will be rated in one of the three highest investment grade categories.

o Banc One Investment Advisors reserves the right to invest in corporate bonds which present attractive opportunities and are rated in the lowest investment grade category. These corporate bonds may be riskier than higher rated bonds.

If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.

ILLIQUID INVESTMENTS

The Fund may invest up to 15% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the One Group Board of Trustees in determining whether an investment is illiquid.

SPECIAL RISK CONSIDERATIONS

REAL ESTATE SECURITIES: The Fund generally is subject to the same risks that affect direct investments in real estate and its performance is closely tied to conditions affecting the real estate industry. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, the strength of specific industries renting properties, and other factors affecting supply and demand for properties. When economic growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity and make other investments more attractive. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, changes in zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The value of securities of companies that service the real estate industry will also be affected by changes affecting the real estate market.

DERIVATIVES: The Fund may invest in securities that are considered to be "derivatives." Derivatives are securities or contracts that derive their value from the performance of underlying assets or securities. These include:

o        options, futures contracts, and options on futures contracts

o        warrants

o mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and stripped mortgage-backed (Interest Only (IOs) and Principal Only (POs))

o        asset-backed securities

o        swap, cap and floor transactions

o        new financial products

These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. For a more detailed discussion of these risks, please read "Investment Risks." A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than it would if the Fund did not use such instruments.

INTERNATIONAL INVESTMENTS: Investments in foreign securities involve risks different from investments in U.S. securities. For more details, see "Investment Practices" and "Investment Risks." Because of these risk factors, the share price of a fund investing in foreign securities may be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment. On January 1, 1999, the European Economic and Monetary Union introduced the "Euro." The Euro will serve as a common currency for participating European nations. All stocks issued by corporations located in those nations are denominated in Euros. In addition, outstanding shares have been redenominated in Euros. All government bonds issued by participating nations will be in Euros, and outstanding government bonds have been redenominated in Euros. The introduction of the Euro presents some uncertainties, such as the adequacy of newly created accounting, clearing, settlement and payment systems for the new currency. These uncertainties surrounding the introduction of the Euro could adversely affect the value of the foreign securities held by the Fund.


SMALL CAPITALIZATION COMPANIES: Investments in smaller, younger companies may be riskier than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations, and other factors affecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligation.

NON-DIVERSIFIED FUND: The Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. In addition, the Fund's investments are concentrated in the real estate industry. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the real estate industry.

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

o        The One Group Services Company, and

o Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

o Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays:
         New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

o Purchase requests received by The One Group Services Company before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

o Purchase orders may be cancelled by the Fund's Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. ET (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

o If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

o The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

o Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

o Class A, Class B and Class C shares are available to the general public.

o Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

o If you intend to hold your shares for six or more years, Class B shares may be more appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares.

One Group Fund Direct IRA. One Group offers a retirement plan. This plan allows participants to defer taxes while their retirement savings grow. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

o        Shares are sold at net asset value ("NAV") plus a sales charge, if any.

o Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

o NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

o A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1.       Read the prospectus carefully.

2.       Decide how much you want to invest.

         o The minimum initial investment is $1,000 ($100 for employees of Bank One Corporation and its affiliates). The minimum initial investment for an IRA is $250.

         o Subsequent investments must be at least $100 ($25 for employees of Bank One Corporation and its affiliates).

         o You may purchase no more than $250,000 of Class B shares at one time.

         o        The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "One Group" to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

         Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

5. All checks should be in U.S. dollars. Third party checks will not be accepted. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

7. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

o Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

o Send a personal check made payable to "One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer, or initiate a wire transfer to the following wire address:

         State Street Bank and Trust Company
         Attn: Custody & Shareholder Services
         ABA 011 000 028
         DDA 99034167
         FBO One Group Fund (ex: One Group Real Estate--A)
         Your Account Number (ex: 123456789)
         Your Account Registration (ex: John Smith & Mary Smith, JTWROS)

o One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

o You may revoke your right to make purchases over the telephone by sending a letter to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

o        Select the "Systematic Investment Plan" option on the Account
         Application Form.

o Provide the necessary information about the bank account from which your investments will be made.

o Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.

o One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

o You may revoke your right to make systematic investments by calling The One Group Services Company at 1-800-480-4111 or by sending a letter to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528


CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

o You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any Federal income tax.

o Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

o If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

SALES CHARGES

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. Occasionally, The One Group Services Company, at its own expense, also will provide cash incentives which will be paid to select Shareholder Servicing Agents. Those Shareholder Servicing Agents who may receive special incentives include Banc One Securities Corporation, The Advisors Group, United Planners Financial Services of America, Inc., The Legend Group, and Rosewood Retirement Advisory Services, LLC. The One Group Services Company pays additional compensation to Shareholder Servicing Agents for sales of over $1 million dollars of Class A shares. Shareholder Servicing Agents receive 1.00% of the purchase price of Class A shares for sales of $1 million to $5 million, and 0.50% on amounts over $5 million.

CLASS A SHARES

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

                                        SALES CHARGE                 SALES CHARGE                     COMMISSION
                                        AS A % OF THE                   AS A %                          AS A %
AMOUNT OF PURCHASES                    OFFERING PRICE             OF YOUR INVESTMENT               OF OFFERING PRICE
-------------------                    --------------             ------------------               -----------------
Less than $50,000                            5.25%                         5.54%                         4.75%
$50,000-$99,999                              4.50%                         4.71%                         4.05%
$100,000-$249,999                            3.50%                         3.63%                         3.05%
$250,000-$499,999                            2.50%                         2.56%                         2.05%
$500,000-$999,999                            2.00%                         2.04%                         1.60%
$1,000,000*                                  0.00%                         0.00%                         0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

                                                                                    CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE                                         AMOUNT SUBJECT TO CHARGE
                     --------------------                                         ------------------------
                              0-1                                                           5.00%
                              1-2                                                           4.00%
                              2-3                                                           3.00%
                              3-4                                                           3.00%
                              4-5                                                           2.00%
                              5-6                                                           1.00%
                          more than 6                                                       0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

                                                                                    CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE                                         AMOUNT SUBJECT TO CHARGE
                     --------------------                                         ------------------------
                             0-1                                                            1.00%
                       After first year                                                      none

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

o The Fund assumes that all purchases made in a given month were made on the first day of the month.

o The CDSC is based on the current market value or the original cost of the shares, whichever is less.

o A sales charge is not imposed on increases in NAV above the initial purchase price, nor is a sales charge assessed on shares acquired through reinvestment of dividends or capital gains distributions.

o To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A Shares. After that, the Fund will redeem the shares you have held for the longest time and thus have the lowest CDSC.

o If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12b-1 FEES

12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

o        The 12b-1 fees vary by share class as follows:

         1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

         2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

         3.       There are no 12b-1 fees for Class I shares.

o 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by financing the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

         o The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% and 1.00% of the average daily net assets of Class A and Class B shares, respectively.

         o The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Fund if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

         o        One Group.

         o        BANK ONE CORPORATION and its subsidiaries and affiliates.

         o The One Group Services Company and its subsidiaries and affiliates.

         o State Street Bank and Trust Company and its subsidiaries and affiliates.

         o Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

         o An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4. Bought by:

         o Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or Accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

         o Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

         o Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

         o Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund, including a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

8.       Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

The waivers described in (5), (6) and (7) above will not continue indefinitely and may be discontinued at any time without notice.

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Fund:

1. Provided that you withdraw no more than 10% of your account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70-1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6.       Acquired in exchange for Class B shares of other One Group Funds.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Fund:

1. Provided that you withdraw no more than 10% of the account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70-1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6.       Acquired in exchange for Class C shares of other One Group Funds.

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent.

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

o Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

o Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

o Class B shares of a Fund may be exchanged for Class B shares of another One Group Fund.

o Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in this privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

o State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

o You have provided One Group with all of the information necessary to process the exchange.

o You have received a current prospectus of the Fund or Funds in which you wish to invest.

o        You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

o You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

o        You will pay a sales charge if you bought Class A shares of a Fund:

1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

o If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

o An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

o An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

o        You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

o To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

o Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

o In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Fund is open for business.

o Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?

o Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

         One Group
         c/o State Street Bank and Trust Company
         P.O. Box 8528
         Boston, MA 02266-8528

o        All requests for redemptions from IRA accounts must be in writing.

o You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

o State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

         1.       the redemption is for $50,000 worth of shares or less;

         2.       the redemption is payable to the shareholder of record;

         3. the redemption check is mailed to the shareholder at the record address; or

         4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

o On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

         1.       a designated commercial bank; or

         2. State Street Bank and Trust Company or your Shareholder Servicing Agent.

o State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

o Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

o If you own Class A and Class I shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

o If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

o Call your Shareholder Servicing Agent or The One Group Service Company at 1-800-480-4111 to relay your redemption request.

o Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

o State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

o One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

o        REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

o        Select the "Systematic Withdrawal Plan" option on the Account
         Application Form.

o Specify the amount you wish to receive and the frequency of the payments.

o        You may designate a person other than yourself as the payee.

o        There is no charge for this service.

o        If you select this option, please keep in mind that:

         1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

         2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually, measured from the date the redemption request is received.

         3. If you are age 70-1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

         4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

o        All redemptions will be for cash.

o If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

o Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

o        One Group may suspend your ability to redeem when:

         1.       Trading on the New York Stock Exchange ("NYSE") is restricted.

         2.       The NYSE is closed (other than weekend and holiday closings).

         3.       The SEC has permitted a suspension.

         4.       An emergency exists.

         The Statement of Additional Information offers more details about this process.

o You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

SHAREHOLDER INFORMATION

VOTING RIGHTS

The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS

The Fund generally declares dividends on the last business day of each quarter. Dividends are distributed on the first business day of the next quarter. Capital gains, if any, for the Fund are distributed at least annually.

The Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling The One Group Services Company at 1-800-480-4111.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

TAX TREATMENT OF THE FUND

TAX STATUS OF THE FUND

The Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Fund qualifies, as it has in the past, it will pay no federal income tax on the earnings it distributes to shareholders.

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.


TAXATION OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from the Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from the Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment (and thus were included in the price you paid).

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF RETIREMENT PLANS

Distributions by the Fund to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Fund provides you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or their shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

REPORTING

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

ORGANIZATION AND MANAGEMENT OF THE FUND

THE FUND

The Fund is a series of One Group Mutual Funds, an open-end management investment company. One Group currently offers 53 separate Funds. The other Funds are described in separate prospectuses. The Fund described in this prospectus is non-diversified. Each Fund of One Group Mutual Funds is supervised by the Board of Trustees.

THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Fund. The Trustees are responsible for making major decisions about the Fund's investment objectives and policies, but delegate the day-to-day administration of the Fund to the officers of One Group.

THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment programs. Banc One Investment Advisors has served as investment advisor to One Group since 1993. Prior to that time, One Group was advised by affiliates of Banc One Investment Advisors. In addition to One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 29, 1999, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of Bank One Corporation, managed over $120 billion in assets.

As the assets in the Fund increase, the investment advisory fees for the Fund is reduced as follows:

         First $1.5 billion                           .74%
         Next $500 million                            .70%
         Thereafter                                   .65%


THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Fund and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Fund's administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory compliance and reporting. For these services, The One Group Services Company receives a fee based on the total assets of One Group. For the first $1.5 billion in One Group assets, The One Group Services Company receives an annual fee of .20% of each Fund's average daily net assets. The annual rate declines to .18% on assets up to $2 billion, and to .16% when assets exceed $2 billion. The fee is calculated daily and paid monthly. Some One Group funds are not included in the calculations. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8528, Boston, MA 02266-8528, or your Shareholder Servicing Agent, if appropriate, handles shareholder recordkeeping, produces and distributes account statements, distributes dividends, and processes buy and sell requests. As the Fund's custodian, State Street holds the Fund's assets, settles all portfolio trades and assists in calculating the Fund's net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee by the Fund for this service.

YEAR 2000

Preparing for the Year 2000 is a high priority for One Group. Both The One Group Services Company and Banc One Investment Advisors have formed dedicated teams to help them successfully achieve Year 2000 compliance. In addition, these teams are responsible for assessing the readiness of all other service providers to One Group. Year 2000 remediation efforts are directed toward both information technology and non-information technology systems. Non-information technology systems include elevators, photocopy machines, and facsimile machines, and should have no significant impact on the delivery of services to One Group.

Banc One Investment Advisors has identified 49 information technology systems and interfaces that provide service and support to One Group. Each system is assigned a priority rating: high, medium or low. Systems rated "high" are those which are essential to the operation of One Group. Each system rated "high" was scheduled to be Year 2000 compliant by December 31, 1998. All systems will be tested for compliance throughout 1999.

Many, if not all, of the systems are owned or operated by third party servicers (for example, One Group's Custodian). Consequently, remediation efforts must be made by those servicers. Banc One Investment Advisors and The One Group Services Company have, and will continue to, monitor the remediation progress of the service providers. This process involves documentation, on-site visits, and review of remediation plans and test results. Both Banc One Investment Advisors and The One Group Services Company have budgeted in excess of $700,000 in fiscal year 1998 and over $1 million in fiscal year 1999 toward the remediation effort for all systems and interfaces. Neither One Group nor its shareholders will bear any of the direct remediation expenses.

Neither The One Group Services Company nor Banc One Investment Advisors currently anticipates that the move to Year 2000 will have a material impact on their ability to continue to provide the Fund with service at current levels. Likewise, One Group currently anticipates that the move to Year 2000 will not have a material impact on its operations.

DETAILS ABOUT THE FUND'S INVESTMENT PRACTICES AND POLICIES

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

INSTRUMENT                                                                                               RISK TYPE
----------                                                                                               ---------
U.S. TREASURY OBLIGATIONS: Bills, notes,                                                                  Market
bonds, STRIPS, and CUBES.

TREASURY RECEIPTS: TRS, TIGRs, and CATS.                                                                  Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities                                                             Market
issued by agencies and instrumentalities of                                                               Credit
the U.S. Government. These include Ginnie Mae,
Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments                                                           Market
with a stated maturity.                                                                                   Credit
                                                                                                         Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by                                                         Liquidity
a bank in exchange for the deposit of funds.                                                              Credit
                                                                                                          Market

COMMON STOCK: Shares of ownership of a company.                                                           Market

REPURCHASE AGREEMENTS: The purchase of a security                                                         Credit
and the simultaneous commitment to return the                                                             Market
security to the seller at an agreed upon price                                                           Liquidity
on an agreed upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security                                                      Market
and the simultaneous commitment to buy the security                                                      Leverage
back at an agreed upon price on an agreed upon
date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3%                                                          Credit
of the Fund's total assets. In return the Fund                                                            Market
will receive cash, other securities, and/or                                                              Leverage
letters of credit as collateral.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                                                           Market
Purchase or contract to purchase securities                                                              Leverage
at a fixed price for delivery at a future date.                                                          Liquidity
                                                                                                          Credit

INVESTMENT COMPANY SECURITIES: Shares of other                                                            Market
mutual funds, including One Group money market
funds and shares of other investment companies for which Banc One Investment
Advisors serves as investment advisor or administrator. Banc One Investment
Advisors will waive certain fees when investing in funds for which it serves as investment advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock                                                          Market
that convert to common stock.                                                                             Credit


CALL AND PUT OPTIONS: A call option gives the buyer                                                     Management
the right to buy, and obligates the seller of the                                                        Liquidity
option to sell, a security at a specified price. A                                                        Credit
put option gives the buyer the right to sell, and                                                         Market
obligates the seller of the option to buy, a security                                                    Leverage
at a specified price. The Fund will sell only
covered call and secured put options.

FUTURES AND RELATED OPTIONS: A contract providing                                                       Management
for the future sale and purchase of a specified                                                           Market
amount of a specified security, class of securities,                                                      Credit
or an index at a specified time in the future and                                                        Liquidity
at a specified price.                                                                                    Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled                                                          Liquidity
investment vehicles which invest primarily in                                                           Management
income producing real estate or real estate                                                               Market
related loans or interest.                                                                              Regulatory
                                                                                                            Tax
                                                                                                        Pre-payment

BANKERS' ACCEPTANCES: Bills of exchange or time                                                           Credit
drafts drawn on and accepted by a commercial bank.                                                       Liquidity
Maturities are generally six months or less.                                                              Market

COMMERCIAL PAPER: Secured and unsecured short-term                                                        Credit
promissory notes issued by corporations and other                                                        Liquidity
entities. Maturities generally vary from a few                                                            Market
days to nine months.

FOREIGN SECURITIES: Stocks issued by foreign companies,                                                   Market
as well as commercial paper of foreign issuers                                                           Political
and obligations of foreign banks, overseas branches                                                      Liquidity
of U.S. banks and supranational entities. Includes                                                  Foreign Investment
American Depository Receipts.

RESTRICTED SECURITIES: Securities not registered                                                         Liquidity
under the Securities Act of 1933, such as privately                                                       Market
placed commercial paper and Rule 144A securities.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations                                                       Credit
with interest rates which are reset daily, weekly,                                                       Liquidity
quarterly or some other period and which may be                                                           Market
payable to the Fund on demand.

WARRANTS: Securities, typically issued with                                                               Market
preferred stock or bonds, that give the holder                                                            Credit
the right to buy a proportionate amount of
common stock at a specified price.

PREFERRED STOCK: A class of stock that                                                                    Market
generally pays a dividend at a specified rate
and has preference over common stock in
the payment of dividends and in liquidation.

INSTRUMENT                                                                                               RISK TYPE
----------                                                                                               ---------
MORTGAGE-BACKED SECURITIES: Debt obligations                                                            Pre-payment
secured by real estate loans and pools of loans.                                                          Market
These include collateralized mortgage obligations                                                         Credit
("CMOs"), Real Estate Mortgage Investment Conduits                                                      Regulatory
("REMICs") and Stripped Mortgage-Backed Securities
("SMBS").

CORPORATE DEBT SECURITIES: Corporate bonds and                                                            Market
non-convertible debt securities.

ASSET-BACKED SECURITIES: Securities secured by                                                          Pre-payment
company receivables, home equity loans, truck and                                                         Market
auto loans, leases, credit card receivables and                                                           Credit
other securities backed by other types of                                                               Regulatory
receivables or other assets.

MORTGAGE DOLLAR ROLLS: A transaction in which                                                           Pre-payment
a Fund sells securities for delivery in a current                                                         Market
month and simultaneously contracts with the same                                                        Regulatory
party to repurchase similar but not identical
securities on a specified future date.

ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"): Loans                                                          Pre-payment
in a mortgage pool which provide for a fixed                                                              Market
initial mortgage interest rate for a specified                                                            Credit
period of time, after which the rate may be                                                             Regulatory
subject to periodic adjustments.

SWAPS, CAPS AND FLOORS: A Fund may enter into                                                           Management
these transactions to manage its exposure to                                                              Credit
changing interest rates and other factors. Swaps                                                         Liquidity
involve an exchange of obligations by two                                                                 Market
parties. Caps and floors entitle a purchaser
to a principal amount from the seller of the
cap or floor to the extent that a specified
index exceeds or falls below a predetermined
interest rate or amount.

NEW FINANCIAL PRODUCTS: New options and futures                                                         Management
contracts and other financial products continue                                                           Credit
to be developed and the Fund may invest in such                                                           Market
options, contracts and products.                                                                         Liquidity

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risk than others.

o CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

o LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly.

         o HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         o SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

o LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

o MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

o MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

o POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

o FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also my affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

o PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

o TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

o REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

INVESTMENT POLICIES

The Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Fund. The full text of the fundamental policies can be found in the Statement of Additional Information.

The Fund may not:

1. Purchase an issuer's securities if as a result more than 25% of its total assets would be invested in the securities of that issuer. This restriction applies with respect to 50% of a Fund's total assets. With respect to the remaining 50% of the Fund's total assets, it may not purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries (except the real estate industry). This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
         (ii) enter into repurchase agreements; and (iii) engage in securities lending.


Additional investment policies can be found in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITION

Sometimes Banc One Investment Advisors decides that the Fund should temporarily be invested up to 100% in cash and cash equivalents. Cash equivalents include:

o Securities issued by the U.S. Government, its agencies and instrumentalities

o        Repurchase Agreements

o        Certificates of Deposit

o        Bankers' Acceptances

o        Commercial Paper (rated in one of the two highest rating categories)

o        Variable Rate Master Demand Notes

o        Bank Money Market Deposit Accounts

While the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you. The portfolio turnover rate for the Fund is not expected to exceed 50%. To the extent portfolio turn over results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

APPENDIX

DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")

         A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

         A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH'S IBCA INC. ("FITCH")

         F1 Highest capacity for timely repayment. Those issues rated F1+ possess a particularly strong credit feature.

         F2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")

PRIME-1  Superior ability for repayment.

PRIME-2  Strong ability for repayment.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

         A        These banks possess exceptional intrinsic financial strength.
                  Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

         B        These banks possess strong intrinsic financial strength.
                  Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

         C        These banks possess good intrinsic financial strength.
                  Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

         Aaa The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         Aa The obligor's capacity to meet its financial commitments on the obligation is very strong.

         A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

         Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

         Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

         A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

         AAA This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

         A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Investment Grade

         AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

         AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

         A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligation is still strong.

         BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

Non-Investment Grade

         BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligation.

         B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

         CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to meet its financial commitment on the obligation.

         CC       Currently highly vulnerable to non-payment.

         C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

         D        Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

Investment Grade

         Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

         Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

         Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

         B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

         Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

         Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.


DESCRIPTION OF PREFERRED STOCK RATINGS

MOODY'S

         aaa Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

         AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

         AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB Backed by an adequate capacity to pay the preferred stock obligations. Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.


SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

         TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

         TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4    Non-investment grade and, therefore, speculative.

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

Distributor and Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8528
Boston, MA 02266-8528

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215

THE STATEMENT OF ADDITIONAL INFORMATION CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE CURRENT STATEMENT OF ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS AVAILABLE WITHOUT CHARGE BY CALLING 1-800-480-4111 OR BY WRITING TO THE ONE GROUP SERVICES COMPANY AT 3435 STELZER ROAD, COLUMBUS, OHIO 43219. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE. THE SEC MAINTAINS A WEB SITE (WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIALS INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING ONE GROUP(R).

                             ONE GROUP MUTUAL FUNDS

                                 TECHNOLOGY FUND

                                  JULY __, 1999

TABLE OF CONTENTS

A BRIEF PREVIEW OF THE FUND
         About the Fund
MORE ABOUT THE FUND
HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
         Purchasing Fund Shares
         Sales Charges
         Sales Charge Reductions and Waivers
         Exchanging Fund Shares
         Redeeming Fund Shares
SHAREHOLDER INFORMATION
         Voting Rights
         Dividend Policies
         Tax Treatment of the Fund
         Tax Treatment of Shareholders
         Shareholder Inquiries
ORGANIZATION AND MANAGEMENT OF THE FUND
         The Fund
         The Board of Trustees
         The Advisor
         The Distributor
         The Administrator and Sub-Administrator
         The Transfer Agent, Custodian and Sub-Custodian
         Year 2000
DETAILS ABOUT THE FUND'S INVESTMENT PRACTICES AND POLICIES
         Investment Practices
         Investment Risks
         Investment Policies
APPENDIX: DESCRIPTION OF RATINGS

A BRIEF PREVIEW OF THE FUND

WHAT ARE THE GOALS OF ONE GROUP TECHNOLOGY FUND?

The Fund is designed to provide long-term capital growth.

WHAT IS THE FUND'S INVESTMENT STRATEGY?

The Fund normally will invest in equity securities of companies that have developed, or are expected to develop, products, processes or services that will provide significant technological advances and improvements, as well as companies that will benefit significantly from such advances and improvements. The Fund also may invest in debt securities and preferred stocks which are convertible into common stock, and lend its portfolio securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Equity securities such as those in which the Fund may invest are more volatile and carry more risk than some other forms of investment. Accordingly, as with all equity investments, you may lose money by investing in the Fund. The Fund may invest in derivative securities. These securities may expose the Fund to special risks. Additionally, because of the Fund's exposure to the technology sector, economic developments affecting that sector will have a disproportionate impact on the Fund. An investment in the Fund is not a deposit of Bank One Corporation or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information about risks, please read "More About the Fund" and "Investment Risks."

WHAT CLASSES OF SHARES ARE AVAILABLE?

The Fund currently offers four classes of Shares: Class A, Class B, Class C and Class I. Class A, Class B and Class C shares are offered to the general public. Class I shares are offered to institutional investors, including affiliates of Bank One Corporation and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. The section called "How To Do Business With One Group Mutual Funds" will provide more information. Class I shares are not available to Individual Retirement Accounts ("IRA").

HOW DO I PURCHASE AND REDEEM SHARES?

You may buy and redeem shares of the Fund on any day that the Fund is open for business. Purchase and redemption procedures are explained in greater detail in "How To Do Business With One Group Mutual Funds." For additional information, call The One Group Services Company at 1-800-480-4111 or visit One Group Mutual Fund's web site www.onegroup.com.

HOW ARE DIVIDENDS PAID?

Generally, dividends are declared on the last business day of each quarter and are distributed periodically on the first business day of each quarter. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

WHO MANAGES THE FUND?

Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of Bank One Corporation, serves as the advisor of the Fund. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Shareholder Expenses."

ONE GROUP(R)

TECHNOLOGY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


The Fund invests primarily in equity securities of companies that Banc One Investment Advisors believes have developed, or are expected to develop, products, processes or services that will provide significant technological advances and improvements, as well as companies whose processes or services will benefit from such advances and improvements. These companies may include, for example, companies that develop, produce or distribute products in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors. In selecting investments, Banc One Investment Advisors searches for companies, regardless of size, whose stocks appear to be trading below their true value. The Fund also will invest in companies that are positioned for accelerated growth or higher earnings. Not all securities purchased by the Fund will pay dividends.


PORTFOLIO SECURITIES

The Fund normally invests at least 65% of its total assets in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of companies that develop or benefit from significant technological advances or improvements. Up to 35% of the Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents. The Fund also may invest in the securities of foreign issuers. The Fund also may engage in securities lending. For a list of all the securities in which the Fund may invest, please read "Investment Practices."

RISK CONSIDERATIONS

The Fund invests in equity securities, which may increase or decrease in value. As a result, the value of your investment in the Fund may increase or decrease in value. The Fund also will invest in fixed income securities. The value of these securities will change in response to interest rate changes and other factors. This is especially true to the extent that the Fund invests in debt securities in the lowest investment grade category. Such securities have speculative characteristics. Because of its exposure to the technology industry, economic developments affecting that industry will have a disproportionate impact on the Fund. Before you invest, please read "More About the Fund" and "Investment Practices."

FUND MANAGEMENT

The Fund is managed by a team of portfolio managers, research analysts, and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

SHAREHOLDER EXPENSES

SHAREHOLDER TRANSACTION EXPENSES(1)                            CLASS A            CLASS B        CLASS C        CLASS I
-----------------------------------                            -------            -------        -------        -------
Maximum Sales Charge Imposed
  on Purchases (as a percentage
  of offering price)                                            5.25%               none           none           none
Maximum Contingent Deferred
  Sales Charge (as a percentage
  of original purchase price or
  redemption proceeds,
  as applicable)                                                 none(2)           5.00%          1.00%           none
Redemption Fees                                                  none               none           none           none
Exchange Fees                                                    none               none           none           none

ANNUAL OPERATING EXPENSES
  (as a percentage of average
  daily net assets)
Investment Advisory Fees (after fee waiver)(3)                   .80%               .80%           .80%           .80%
12b-1 Fees (after fee waiver)(4)                                 .25%              1.00%          1.00%           none
Other Expenses                                                   .50%               .50%           .50%           .50%
Total Fund Operating Expenses                                   1.55%              2.30%          2.30%          1.30%
  (after fee waivers)(5)

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

(2)      Except for purchases of $1 million or more. Please see "Sales Charges."

(3) Without the fee waiver, Investment Advisory Fees would be. 1.00% for all classes of shares.

(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.

(5) Total Operating Expenses have been revised to reflect fee waivers. Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.85% for Class A shares, 2.50% for Class B shares, 2.50% for Class C shares, and 1.50% for Class I shares.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                            1 YEAR           3 YEARS
                                                            ------           -------
Class A                                                       $67              $99
Class A (without fee waivers)                                 $70             $108
Class B                                                       $73             $102
Class B (without fee waivers)                                 $75             $108
Class C                                                       $33              $72
Class C (without fee waivers)                                 $35              $78
Class I                                                       $13              $41
Class I (without fee waivers)                                 $15              $47

Assuming no redemption the end of each time period, the dollar amounts in the above example would be as follows:

                                                            1 YEAR           3 YEARS
                                                            ------           -------
Class A                                                       $67              $99
Class A (without fee waivers)                                 $70             $108
Class B                                                       $23              $72
Class B (without fee waivers)                                 $25              $78
Class C                                                       $23              $72
Class C (without fee waivers)                                 $25              $78
Class I                                                       $13              $41
Class I (without fee waivers)                                 $15              $47


Class B shares automatically convert to Class A shares after eight (8) years.




These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

ONE GROUP(R) TECHNOLOGY FUND Financial Highlights

This section normally would include Financial Highlights for the Fund. Because the Fund had not begun operations as of June 30, 1999, there are no Financial Highlights for the Fund.

MORE ABOUT THE FUND

PORTFOLIO QUALITY

The Fund only purchases securities that meet certain rating criteria.

o Corporate bonds generally will be rated in one of the three highest investment grade categories.

o Banc One Investment Advisors reserves the right to invest in corporate bonds which present attractive opportunities and are rated in the lowest investment grade category. These corporate bonds may be riskier than higher rated bonds.

If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.

ILLIQUID INVESTMENTS

The Fund may invest up to 15% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the One Group Board of Trustees in determining whether an investment is illiquid.

SPECIAL RISK CONSIDERATIONS

SECURITIES OF TECHNOLOGY COMPANIES: The Fund invests a significant portion of its assets in the securities of companies in the technology sector. Because of this focus, the Fund's performance is closely tied to and affected by this sector. The stock price of technology companies tends to be more volatile than the stock price of companies in other industries. Competitive pressures also may have a significant effect on the financial condition of technology-sensitive companies. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, increasingly aggressive pricing may affect the profitability of companies in which the Fund invests. In addition, because of the rapid pace of technological development, products and services produced by companies in which the Fund invests may become obsolete or have relatively short product cycles. As a result the Fund's returns may be considerably more volatile than the returns of other mutual funds that do not invest in similarly related companies.

DERIVATIVES: The Fund may invest in securities that are considered to be "derivatives." Derivatives are securities or contracts that derive their value from the performance of underlying assets or securities. These include:

o        options, futures contracts, and options on futures contracts

o        warrants

o mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and stripped mortgage-backed (Interest Only (IOs) and Principal Only (POs))

o        asset-backed securities

o        swap, cap and floor transactions

o        new financial products

These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. For a more detailed discussion of these risks, please read "Investment Risks." A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than it would if the Fund did not use such instruments.


INTERNATIONAL INVESTMENTS: Investments in foreign securities involve risks different from investments in U.S. securities. For more details, see "Investment Practices" and "Investment Risks." Because of these risk factors, the share price of a fund investing in foreign securities may be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment. On January 1, 1999, the European Economic and Monetary Union introduced the "Euro." The Euro will serve as a common currency for participating European nations. All stocks issued by corporations located in those nations will be denominated in Euros. In addition, outstanding shares have been redenominated in Euros. All government bonds issued by participating nations are in Euros, and outstanding government bonds have been redenominated in Euros. The introduction of the Euro presents some uncertainties, such as the adequacy of newly created accounting, clearing, settlement and payment systems for the new currency. These uncertainties surrounding the introduction of the Euro could adversely affect the value of the foreign securities held by the Fund.

SMALL CAPITALIZATION COMPANIES: Investments in smaller, younger companies may be riskier than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations, and other factors effecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligation.

NON-DIVERSIFIED FUND: The Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. In addition, the Fund's investments are concentrated in the technology sector. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the technology sector of the economy.

HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS

PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

o        The One Group Services Company, and

o Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

o Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends, days on which the New York Stock Exchange ("NYSE") is closed, and the following holidays:
         New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

o Purchase requests received by The One Group Services Company before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

o Purchase orders may be cancelled by the Fund's Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. ET (i) on the business day after the order is placed if you are buying Class I shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

o If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

o The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

o Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

One Group offers the following classes of shares:

o Class A, Class B and Class C shares are available to the general public.

o Class I shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

o If you intend to hold your shares for six or more years, Class B shares may be more appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares.

One Group Fund Direct IRA. One Group offers a retirement plan. This plan allows participants to defer taxes while their retirement savings grow. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.

HOW MUCH DO SHARES COST?

o        Shares are sold at net asset value ("NAV") plus a sales charge, if any.

o Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

o NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

o A Fund's NAV changes every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?

1.       Read the prospectus carefully.

2.       Decide how much you want to invest.

         o The minimum initial investment is $1,000 ($100 for employees of Bank One Corporation and its affiliates). The minimum initial investment for an IRA is $250.

         o Subsequent investments must be at least $100 ($25 for employees of Bank One Corporation and its affiliates).

         o You may purchase no more than $250,000 of Class B shares at one time.

         o        The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "One Group" to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

         Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

5. All checks should be in U.S. dollars. Third party checks will not be accepted. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

7. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

o Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

o Send a personal check made payable to "One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer, or initiate a wire transfer to the following wire address:

         State Street Bank and Trust Company
         Attn: Custody & Shareholder Services
         ABA 011 000 028
         DDA 99034167
         FBO One Group Fund (ex: One Group Technology--A)
         Your Account Number (ex: 123456789)
         Your Account Registration (ex: John Smith & Mary Smith, JTWROS)

o One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

o You may revoke your right to make purchases over the telephone by sending a letter to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

o        Select the "Systematic Investment Plan" option on the Account
         Application Form.

o Provide the necessary information about the bank account from which your investments will be made.

o Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.

o One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

o You may revoke your right to make systematic investments by calling The One Group Services Company at 1-800-480-4111 or by sending a letter to:

         State Street Bank and Trust Company
         c/o One Group
         P.O. Box 8528
         Boston, MA 02266-8528


CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

o You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any Federal income tax.

o Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

o If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

SALES CHARGES

The One Group Services Company compensates Shareholder Servicing Agents who sell shares of One Group. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. Occasionally, The One Group Services Company, at its own expense, also will provide cash incentives which will be paid to select Shareholder Servicing Agents. Those Shareholder Servicing Agents who may receive special incentives include Banc One Securities Corporation, The Advisors Group, United Planners Financial Services of America, Inc., The Legend Group, and Rosewood Retirement Advisory Services, LLC. The One Group Services Company pays additional compensation to Shareholder Servicing Agents for sales of over $1 million dollars of Class A shares. Shareholder Servicing Agents receive 1.00% of the purchase price of Class A shares for sales of $1 million to $5 million, and 0.50% on amounts over $5 million.

CLASS A SHARES

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

                                          SALES CHARGE                 SALES CHARGE                   COMMISSION
                                          AS A % OF THE                   AS A %                        AS A %
AMOUNT OF PURCHASES                      OFFERING PRICE             OF YOUR INVESTMENT             OF OFFERING PRICE
-------------------                      --------------             ------------------             -----------------
Less than $50,000                            5.25%                         5.54%                         4.75%
$50,000-$99,999                              4.50%                         4.71%                         4.05%
$100,000-$249,999                            3.50%                         3.63%                         3.05%
$250,000-$499,999                            2.50%                         2.56%                         2.05%
$500,000-$999,999                            2.00%                         2.04%                         1.60%
$1,000,000*                                  0.00%                         0.00%                         0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

                                                                                    CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE                                         AMOUNT SUBJECT TO CHARGE
                     --------------------                                         ------------------------
                              0-1                                                           5.00%
                              1-2                                                           4.00%
                              2-3                                                           3.00%
                              3-4                                                           3.00%
                              4-5                                                           2.00%
                              5-6                                                           1.00%
                          more than 6                                                       0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

                                                                                    CDSC AS A % OF DOLLAR
                     YEARS SINCE PURCHASE                                         AMOUNT SUBJECT TO CHARGE
                     --------------------                                         ------------------------
                            0-1                                                             1.00%
                      After first year                                                      none

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

o The Fund assumes that all purchases made in a given month were made on the first day of the month.

o The CDSC is based on the current market value or the original cost of the shares, whichever is less.

o A sales charge is not imposed on increases in NAV above the initial purchase price, nor is a sales charge assessed on shares acquired through reinvestment of dividends or capital gains distributions.

o To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A Shares. After that, the Fund will redeem the shares you have held for the longest time and thus have the lowest CDSC.

o If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

12b-1 FEES

12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

o        The 12b-1 fees vary by share class as follows:

         1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

         2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

         3.       There are no 12b-1 fees for Class I shares.

o 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

         o The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% and 1.00% of the average daily net assets of Class A and Class B shares, respectively.

         o The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Fund if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

         o        One Group.

         o        Bank One Corporation and its subsidiaries and affiliates.

         o The One Group Services Company and its subsidiaries and affiliates.

         o State Street Bank and Trust Company and its subsidiaries and affiliates.

         o Broker/dealers who have entered into dealer agreements with One Group and their subsidiaries and affiliates.

         o An investment sub-advisor of a fund of One Group and such sub-advisor's subsidiaries and affiliates.

4.       Bought by:

         o Affiliates of Bank One Corporation and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or Accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.

         o Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

         o Certain retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

         o Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Class I shares of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund, including a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.


8.       Bought with assets of One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

The waivers described in (5), (6) and (7) above will not continue indefinitely and may be discontinued at any time without notice.

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Fund:

1. Provided that you withdraw no more than 10% of your account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70-1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6.       Acquired in exchange for Class B shares of other One Group Funds.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Fund:

1. Provided that you withdraw no more than 10% of the account value annually. You do not have to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are the shareholder (or a joint shareholder), or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70-1/2.

5. Exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6.       Acquired in exchange for Class C shares of other One Group Funds.

7. If The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent.

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

o Class I shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund.

o Class A shares of a Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

o Class B shares of a Fund may be exchanged for Class B shares of another One Group Fund.

o Class C shares of a Fund may be exchanged for Class C shares of another One Group Fund.

One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in this privilege, please select it on your account application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.

One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

o State Street Bank and Trust Company receives the request by 4:00 p.m., ET.

o You have provided One Group with all of the information necessary to process the exchange.

o You have received a current prospectus of the Fund or Funds in which you wish to invest.

o        You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

o You will pay a sales charge if you own Class I shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

o        You will pay a sales charge if you bought Class A shares of a Fund:

1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

o If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

o An exchange between classes of shares of the same Fund is not taxable for Federal income tax purposes.

o An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

o        You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

o To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity.

o Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

o In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Fund is open for business.

o Redemption requests received by The One Group Services Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

HOW DO I REDEEM SHARES?

o Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

         One Group
         c/o State Street Bank and Trust Company
         P.O. Box 8528
         Boston, MA 02266-8528

o        All requests for redemptions from IRA accounts must be in writing.

o You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

o State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

         1.       the redemption is for $50,000 worth of shares or less;

         2.       the redemption is payable to the shareholder of record;

         3. the redemption check is mailed to the shareholder at the record address; or

         4. the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

o On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

         1.       a designated commercial bank; or

         2. State Street Bank and Trust Company or your Shareholder Servicing Agent.

o State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

o Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

o If you own Class A and Class I shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

o If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

o Call your Shareholder Servicing Agent or The One Group Service Company at 1-800-480-4111 to relay your redemption request.

o Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

o State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

o One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

o        REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

o        Select the "Systematic Withdrawal Plan" option on the Account
         Application Form.

o Specify the amount you wish to receive and the frequency of the payments.

o        You may designate a person other than yourself as the payee.

o        There is no charge for this service.

o        If you select this option, please keep in mind that:

         1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

         2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually, measured from the date the redemption request is received.

         3. If you are age 70-1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

         4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

o        All redemptions will be for cash.

o If you redeem shares for which you paid by check, and One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

o Because of the high cost of handling small investments, One Group charges a sub-minimum account fee. Accounts under $1,000 that are not participating in a Systematic Investment Plan will be assessed an annual fee of $10.00. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of BANK ONE CORPORATION and its affiliates.

o        One Group may suspend your ability to redeem when:

         1.       Trading on the New York Stock Exchange ("NYSE") is restricted.

         2.       The NYSE is closed (other than weekend and holiday closings).

         3.       The SEC has permitted a suspension.

         4.       An emergency exists.

         The Statement of Additional Information offers more details about this process.

o You generally will recognize a gain or loss on a redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

SHAREHOLDER INFORMATION

VOTING RIGHTS

The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS

The Fund generally declares dividends on the last business day of each quarter. Dividends are distributed on the first business day of the next quarter. Capital gains, if any, for the Fund is distributed at least annually.

The Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling The One Group Services Company at 1-800-480-4111.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

TAX TREATMENT OF THE FUND

TAX STATUS OF THE FUND

The Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Fund qualifies, as it has in the past, it will pay no federal income tax on the earnings it distributes to shareholders.

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from the Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and distributions from the Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment (and thus were included in the price you paid).

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

TAXATION OF RETIREMENT PLANS

Distributions by the Fund to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Fund provides you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or their shareholders.

SHAREHOLDER INQUIRIES

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

REPORTING

In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

ORGANIZATION AND MANAGEMENT OF THE FUND

THE FUND

The Fund is a series of One Group Mutual Funds, an open-end management investment company. One Group currently offers of 53 separate Funds. The other Funds are described in separate prospectuses. The Fund described in this prospectus is non-diversified. Each Fund of One Group Mutual Funds is supervised by the Board of Trustees.

THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Fund. The Trustees are responsible for making major decisions about the Fund's investment objectives and policies, but delegate the day-to-day administration of the Fund to the officers of One Group.

THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment programs. Banc One Investment Advisors has served as investment advisor to One Group since 1993. Prior to that time, One Group was advised by affiliates of Banc One Investment Advisors. In addition to One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of March 29, 1999, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of Bank One Corporation, managed over $120 billion in assets.


THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Fund and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Fund's administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory compliance and reporting. For these services, The One Group Services Company receives a fee based on the total assets of One Group. For the first $1.5 billion in One Group assets, The One Group Services Company receives an annual fee of .20% of each Fund's average daily net assets. The annual rate declines to .18% on assets up to $2 billion, and to .16% when assets exceed $2 billion. The fee is calculated daily and paid monthly. Some One Group funds are not included in the calculations. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8528, Boston, MA 02266-8528, or your Shareholder Servicing Agent, if appropriate, handles shareholder recordkeeping and statementing, distributes dividends, and processes buy and sell requests. As the Fund's custodian, State Street holds the Fund's assets, settles all portfolio trades and assists in calculating the Fund's net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee by the Fund for this service.

YEAR 2000

Preparing for the Year 2000 is a high priority for One Group. Both The One Group Services Company and Banc One Investment Advisors have formed dedicated teams to help them successfully achieve Year 2000 compliance. In addition, these teams are responsible for assessing the readiness of all other service providers to One Group. Year 2000 remediation efforts are directed toward both information technology and non-information technology systems. Non-information technology systems include elevators, photocopy machines, and facsimile machines, and should have no significant impact on the delivery of services to One Group.

Banc One Investment Advisors has identified 49 information technology systems and interfaces that provide service and support to One Group. Each system is assigned a priority rating: high, medium or low. Systems rated "high" are those which are essential to the operation of One Group. Each system rated "high" was scheduled to be Year 2000 compliant by December 31, 1998. All systems will be tested for compliance throughout 1999.

Many, if not all, of the systems are owned or operated by third party servicers (for example, One Group's Custodian). Consequently, remediation efforts must be made by those servicers. Banc One Investment Advisors and The One Group Services Company have, and will continue to, monitor the remediation progress of the service providers. This process involves documentation, on-site visits, and review of remediation plans and test results. Both Banc One Investment Advisors and The One Group Services Company have budgeted in excess of $700,000 in fiscal year 1998 and over $1 million in fiscal year 1999 toward the remediation effort for all systems and interfaces. Neither One Group nor its shareholders will bear any of the direct remediation expenses.

Neither The One Group Services Company nor Banc One Investment Advisors currently anticipates that the move to Year 2000 will have a material impact on their ability to continue to provide the Fund with service at current levels. Likewise, One Group currently anticipates that the move to Year 2000 will not have a material impact on its operations.

DETAILS ABOUT THE FUND'S INVESTMENT PRACTICES AND POLICIES

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

INSTRUMENT                                                                                               RISK TYPE
----------                                                                                               ---------
U.S. TREASURY OBLIGATIONS: Bills, notes,                                                                  Market
bonds, STRIPS, and CUBES.

TREASURY RECEIPTS: TRS, TIGRs, and CATS.                                                                  Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities                                                             Market
issued by agencies and instrumentalities of                                                               Credit
the U.S. Government. These include Ginnie Mae,
Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments                                                           Market
with a stated maturity.                                                                                   Credit
                                                                                                         Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by                                                         Liquidity
a bank in exchange for the deposit of funds.                                                              Credit
                                                                                                          Market

COMMON STOCK: Shares of ownership of a company.                                                           Market

REPURCHASE AGREEMENTS: The purchase of a security                                                         Credit
and the simultaneous commitment to return the                                                             Market
security to the seller at an agreed upon price                                                           Liquidity
on an agreed upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security                                                      Market
and the simultaneous commitment to buy the security                                                      Leverage
back at an agreed upon price on an agreed upon
date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3%                                                          Credit
of the Fund's total assets. In return the Fund                                                            Market
will receive cash, other securities, and/or                                                              Leverage
letters of credit as collateral.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                                                           Market
Purchase or contract to purchase securities                                                              Leverage
at a fixed price for delivery at a future date.                                                          Liquidity
                                                                                                          Credit

INVESTMENT COMPANY SECURITIES: Shares of other                                                            Market
mutual funds, including One Group money market
funds and shares of other investment companies
for which Banc One Investment Advisors serves as
investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when
investing in funds for which it serves as
investment advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock                                                          Market
that convert to common stock.                                                                             Credit


CALL AND PUT OPTIONS: A call option gives the buyer                                                     Management
the right to buy, and obligates the seller of the                                                        Liquidity
option to sell, a security at a specified price. A                                                        Credit
put option gives the buyer the right to sell, and                                                         Market
obligates the seller of the option to buy, a security                                                    Leverage
at a specified price. The Fund will sell only
covered call and secured put options.

FUTURES AND RELATED OPTIONS: A contract providing                                                       Management
for the future sale and purchase of a specified                                                           Market
amount of a specified security, class of securities,                                                      Credit
or an index at a specified time in the future and                                                        Liquidity
at a specified price.                                                                                    Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled                                                          Liquidity
investment vehicles which invest primarily in                                                           Management
income producing real estate or real estate                                                               Market
related loans or interest.                                                                              Regulatory
                                                                                                            Tax
                                                                                                        Pre-payment

BANKERS' ACCEPTANCES: Bills of exchange or time                                                           Credit
drafts drawn on and accepted by a commercial bank.                                                       Liquidity
Maturities are generally six months or less.                                                              Market

COMMERCIAL PAPER: Secured and unsecured short-term                                                        Credit
promissory notes issued by corporations and other                                                        Liquidity
entities. Maturities generally vary from a few                                                            Market
days to nine months.

FOREIGN SECURITIES: Stocks issued by foreign companies,                                                   Market
as well as commercial paper of foreign issuers                                                           Political
and obligations of foreign banks, overseas branches                                                      Liquidity
of U.S. banks and supranational entities. Includes                                                  Foreign Investment
American Depository Receipts.

RESTRICTED SECURITIES: Securities not registered                                                         Liquidity
under the Securities Act of 1933, such as privately                                                       Market
placed commercial paper and Rule 144A securities.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations                                                       Credit
with interest rates which are reset daily, weekly,                                                       Liquidity
quarterly or some other period and which may be                                                           Market
payable to the Fund on demand.

WARRANTS: Securities, typically issued with                                                               Market
preferred stock or bonds, that give the holder                                                            Credit
the right to buy a proportionate amount of
common stock at a specified price.

PREFERRED STOCK: A class of stock that                                                                    Market
generally pays a dividend at a specified rate
and has preference over common stock in
the payment of dividends and in liquidation.

INSTRUMENT                                                                                               RISK TYPE
----------                                                                                               ---------
MORTGAGE-BACKED SECURITIES: Debt obligations                                                            Pre-payment
secured by real estate loans and pools of loans.                                                          Market
These include collateralized mortgage obligations                                                         Credit
("CMOs"), Real Estate Mortgage Investment Conduits                                                      Regulatory
("REMICs") and Stripped Mortgage-Backed Securities
("SMBS").

CORPORATE DEBT SECURITIES: Corporate bonds and                                                            Market
non-convertible debt securities.

SWAPS, CAPS AND FLOORS: A Fund may enter into                                                           Management
these transactions to manage its exposure to                                                              Credit
changing interest rates and other factors. Swaps                                                         Liquidity
involve an exchange of obligations by two                                                                 Market
parties. Caps and floors entitle a purchaser
to a principal amount from the seller of the
cap or floor to the extent that a specified
index exceeds or falls below a predetermined
interest rate or amount.

NEW FINANCIAL PRODUCTS: New options and futures                                                         Management
contracts and other financial products continue                                                           Credit
to be developed and the Fund may invest in such                                                           Market
options, contracts and products.                                                                         Liquidity


INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risk than others.

o CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


o LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly.

         o HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         o SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.


o LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

o MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

o MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

o POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

o FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also my affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

o PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

o TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

o REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

INVESTMENT POLICIES

The Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Fund. The full text of the fundamental policies can be found in the Statement of Additional Information.

The Fund may not:

1. Purchase an issuer's securities if as a result more than 25% of its total assets would be invested in the securities of that issuer. This restriction applies with respect to 50% of a Fund's total assets. With respect to the remaining 50% of the Fund's total assets, it may not purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries (except the technology sector). This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
         (ii) enter into repurchase agreements; and (iii) engage in securities lending.

Additional investment policies can be found in the Statement of Additional Information.



TEMPORARY DEFENSIVE POSITION

Sometimes Banc One Investment Advisors decides that the Fund should temporarily be invested up to 100% in cash and cash equivalents. Cash equivalents include:

o Securities issued by the U.S. Government, its agencies and instrumentalities

o        Repurchase Agreements

o        Certificates of Deposit

o        Bankers' Acceptances

o        Commercial Paper (rated in one of the two highest rating categories)

o        Variable Rate Master Demand Notes

o        Bank Money Market Deposit Accounts

While the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you. The portfolio turnover rate for the Fund is not estimated to exceed 100%. To the extent portfolio turn over results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

APPENDIX

DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

         Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")

         A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

         A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH'S IBCA INC. ("FITCH")

         F1 Highest capacity for timely repayment. Those issues rated F1+ possess a particularly strong credit feature.

         F2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")

PRIME-1  Superior ability for repayment.

PRIME-2  Strong ability for repayment.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

         A        These banks possess exceptional intrinsic financial strength.
                  Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

         B        These banks possess strong intrinsic financial strength.
                  Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

         C        These banks possess good intrinsic financial strength.
                  Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

         Aaa The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         Aa The obligor's capacity to meet its financial commitments on the obligation is very strong.

         A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

         Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

         Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

         A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

         AAA This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

         A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Investment Grade

         AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

         AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

         A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligation is still strong.

         BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

Non-Investment Grade

         BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligation.

         B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

         CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to meet its financial commitment on the obligation.

         CC       Currently highly vulnerable to non-payment.

         C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

         D        Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

Investment Grade

         Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

         Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

         Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

         B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

         Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

         Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.


DESCRIPTION OF PREFERRED STOCK RATINGS

MOODY'S

         aaa Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

         AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

         AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB Backed by an adequate capacity to pay the preferred stock obligations. Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.


SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

         TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

         TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4    Non-investment grade and, therefore, speculative.

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

Distributor and Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8528
Boston, MA 02266-8528

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215

THE STATEMENT OF ADDITIONAL INFORMATION CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE CURRENT STATEMENT OF ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS AVAILABLE WITHOUT CHARGE BY CALLING 1-800-480-4111 OR BY WRITING TO THE ONE GROUP SERVICES COMPANY AT 3435 STELZER ROAD, COLUMBUS, OHIO 43219. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE. THE SEC MAINTAINS A WEB SITE (WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIALS INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING ONE GROUP(R).

                                     PART B


Part B of Post Effective Amendment 48 (filed March 12, 1999) to the Trust's Registration Statement on Form N1-A is incorporated herein by reference.

                       STATEMENT OF ADDITIONAL INFORMATION

                            ONE GROUP(R) MUTUAL FUNDS




             ONE GROUP U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
              (THE "U.S. GOVERNMENT SECURITIES MONEY MARKET FUND")
                   ONE GROUP TREASURY PRIME MONEY MARKET FUND
                    (THE "TREASURY PRIME MONEY MARKET FUND")


               ONE GROUP REAL ESTATE FUND (THE "REAL ESTATE FUND")
                ONE GROUP TECHNOLOGY FUND (THE "TECHNOLOGY FUND")



                  (EACH A "FUND," AND COLLECTIVELY THE "FUNDS")


                                 JULY ___, 1999

This Statement of Additional Information is not a Prospectus, but supplements and should be read in conjunction with the Prospectuses dated July ___, 1999. This Statement of Additional Information is incorporated in its entirety into each Fund's Prospectus. A copy of each Prospectus is available without charge by writing to The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800)-480-4111.

                               TABLE OF CONTENTS



THE TRUST.........................................................................................................1
INVESTMENT OBJECTIVES AND POLICIES................................................................................2
ADDITIONAL INFORMATION ON FUND INSTRUMENTS........................................................................2
     ASSET-BACKED SECURITIES......................................................................................2
     BANK OBLIGATIONS.............................................................................................2
     COMMERCIAL PAPER.............................................................................................3
     COMMON STOCK.................................................................................................3
     CONVERTIBLE SECURITIES.......................................................................................3
     FOREIGN INVESTMENTS..........................................................................................3
     RISK FACTORS OF FOREIGN INVESTMENTS..........................................................................3
     LIMITATIONS ON THE USE OF FOREIGN INVESTMENTS................................................................4
     FUTURES AND OPTIONS TRADING..................................................................................4
     FUTURES CONTRACTS............................................................................................4
     LIMITATIONS ON THE USE OF FUTURES CONTRACTS..................................................................5
     RISK FACTORS IN FUTURES TRANSACTIONS.........................................................................6
     OPTIONS CONTRACTS............................................................................................7
     WRITING (SELLING) COVERED CALLS..............................................................................8
     PURCHASING CALL OPTIONS......................................................................................9
     PURCHASING PUT OPTIONS.......................................................................................9
     SECURED PUTS................................................................................................10
     STRADDLES AND SPREADS.......................................................................................10
     RISK FACTORS IN OPTIONS TRANSACTIONS........................................................................10
     LIMITATIONS ON THE USE OF OPTIONS...........................................................................11
     GOVERNMENT SECURITIES.......................................................................................11
     HIGH QUALITY INVESTMENTS WITH REGARD TO THE MONEY MARKET FUNDS..............................................11
     INVESTMENT COMPANY SECURITIES...............................................................................12
     MORTGAGE-RELATED SECURITIES.................................................................................12
     LIMITATIONS ON THE USE OF MORTGAGE-BACKED SECURITIES........................................................14
     RISKS FACTORS OF MORTGAGE-RELATED SECURITIES................................................................17
     NEW FINANCIAL PRODUCTS......................................................................................18
     PERCS.......................................................................................................18
     PREFERRED STOCK.............................................................................................18
     REAL ESTATE INVESTMENT TRUSTS ("REITS").....................................................................19
     REPURCHASE AGREEMENTS.......................................................................................19
     REVERSE REPURCHASE AGREEMENTS...............................................................................20
     RESTRICTED SECURITIES.......................................................................................20
     SECURITIES LENDING..........................................................................................21
     SWAPS, CAPS AND FLOORS......................................................................................21
     TREASURY RECEIPTS...........................................................................................23
     U.S. TREASURY OBLIGATIONS...................................................................................23
     VARIABLE AND FLOATING RATE INSTRUMENTS......................................................................23
     WARRANTS....................................................................................................25
     WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS..............................................................25
     INVESTMENT RESTRICTIONS.....................................................................................26
     PORTFOLIO TURNOVER..........................................................................................28
     ADDITIONAL TAX INFORMATION CONCERNING ALL FUNDS.............................................................28
     ADDITIONAL TAX INFORMATION CONCERNING INTERNATIONAL INVESTMENTS.............................................30

VALUATION........................................................................................................31
     VALUATION OF THE MONEY MARKET FUNDS.........................................................................31
     VALUATION OF THE EQUITY FUNDS...............................................................................31
ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET VALUE....................................32
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................32
     EXCHANGES...................................................................................................32
     REDEMPTIONS.................................................................................................33
MANAGEMENT OF THE TRUST..........................................................................................33
     TRUSTEES & OFFICERS.........................................................................................33
     INVESTMENT ADVISOR..........................................................................................36
     BANC ONE INVESTMENT ADVISORS CORPORATION....................................................................36
     GLASS-STEAGALL ACT..........................................................................................37
     PORTFOLIO TRANSACTIONS......................................................................................38
     ADMINISTRATOR...............................................................................................39
     DISTRIBUTOR.................................................................................................40
     DISTRIBUTION PLAN...........................................................................................40
     CUSTODIAN AND TRANSFER AGENT................................................................................41
     EXPERTS.....................................................................................................41
ADDITIONAL INFORMATION...........................................................................................41
     DESCRIPTION OF SHARES.......................................................................................41
     SHAREHOLDER AND TRUSTEE LIABILITY...........................................................................43
     PERFORMANCE.................................................................................................44
     CALCULATION OF PERFORMANCE DATA.............................................................................44
     MISCELLANEOUS...............................................................................................46

                                    THE TRUST


         One Group Mutual Funds (the "TRUST") is an open-end management investment company. The Trust consists of fifty-eight series of units of beneficial interest ("SHARES") each representing interests in one of fifty-eight separate investment portfolios ("PORTFOLIOS"). This Statement of Additional Information provides information about the following four portfolios ("FUNDS"):

         Money Market Funds. The U.S. Government Securities Money Market Fund and the Treasury Prime Money Market Fund (these two Funds being collectively referred to as the "MONEY MARKET FUNDS"),

         Equity Funds. The Real Estate Fund and the Technology Fund (these two Funds being collectively referred to as the "EQUITY FUNDS"),

DIVERSIFICATION. The Money Market Funds are diversified, as defined under the Investment Company Act of 1940, as amended (the "1940 ACT"). The Real Estate Fund and Technology Fund are non-diversified.

SHARE CLASSES. Shares in the Funds (other than the Money Market Funds) are generally offered in four separate classes: Class I Shares, Class A Shares, Class B Shares and Class C Shares. The U.S. Government Securities Money Market Fund and the Treasury Prime Money Market Fund offer Class A Shares, Class C Shares, Class I Shares and Service Class Shares. Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in a particular class of Shares of a Fund should be made without first reading that Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES


         The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund.

ADDITIONAL INFORMATION ON FUND INSTRUMENTS

ASSET-BACKED SECURITIES

         Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recoup any premium paid on asset-backed securities.

BANK OBLIGATIONS

         Bank obligations consist of bankers' acceptances, certificates of deposit, and demand and time deposits.

         Bankers' Acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks and savings and loan associations having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, and in certificates of deposit of domestic savings and loan associations the deposits of which are insured by the Federal Deposit Insurance Corporation if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion. The Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Certain Funds may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).

         Demand Deposits are funds deposited in a commercial bank or a savings and loan association which, without prior notice to the bank, may be withdrawn generally by negotiable draft. Time and demand deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit. Time Deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid.

COMMERCIAL PAPER

         Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Funds may also purchase secured commercial paper. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Funds only purchase commercial paper that meets the following criteria.

         Equity Funds. The Equity Funds may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

COMMON STOCK

         Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES

         Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities may be issued as bonds or preferred stock. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Funds' selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

FOREIGN INVESTMENTS

         Some of the Funds may invest in certain obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Banker's Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depository Receipts ("ADRs"). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities.

         RISK FACTORS OF FOREIGN INVESTMENTS

         Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

         Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

         Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.

         Currency Risk. On January 1, 1999, the European Economic and Monetary Union introduced the "euro." The euro will serve as a common currency for participating European nations. All stocks issued by corporations located in those nations will be denominated in euros. In addition, outstanding shares have been redenominated in euros. All government bonds issued by participating nations will be in euros, and outstanding government bonds have been redenominated in euros. The introduction of the euro presents some uncertainties, such as the adequacy of newly created accounting, clearing, settlement, and payment systems for the new currency. These uncertainties could adversely affect the value of the foreign securities held by the Funds.

         LIMITATIONS ON THE USE OF FOREIGN INVESTMENTS . Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Funds that may invest in such securities.

FUTURES AND OPTIONS TRADING

         Some of the Funds may enter into futures contracts, options, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested, reducing transaction costs, or managing interest rate risk.

         FUTURES CONTRACTS

         Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

         Although most futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

         When making futures trades, the Funds are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

         Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the CFTC if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's total assets at current value. A Fund, however, may invest more than such amount for bona fide hedging purposes, and also may invest more than such amount if it obtains authority to do so from the CFTC without rendering the fund a commodity pool operator or adversely affecting its status as an investment company for federal securities laws.

         A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         Although techniques other than the sale and purchase of futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of managing this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs that would be incurred in the purchase and sale of the underlying securities.

         A Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying reference security or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

         LIMITATIONS ON THE USE OF FUTURES CONTRACTS

         None of the Funds will enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits and premiums on open contracts exceeds 5% of the market value of the respective Fund's total assets. In addition, none of the Equity Funds will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Fund's total assets.

         The Funds have undertaken to restrict their futures contract trading as follows: first, the Funds will not engage in transactions in futures contracts for speculative purposes; second, the Funds will not market themselves to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Funds will disclose to all prospective Shareholders the purpose of and limitations on their commodity futures trading; fourth, the Funds will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

         In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Funds may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund. In certain circumstances, entry into a futures contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will also accelerate gain to the Funds.

         RISK FACTORS IN FUTURES TRANSACTIONS

         Liquidity. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge such positions. The Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

         Risk of Loss. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Funds are only for risk management purposes, Banc One Investment Advisors does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. Each Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

         Correlation Risk. Utilization of futures transactions by a Fund involves the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

         Price Fluctuations. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Some futures strategies, including selling futures, buying puts and writing covered calls, may reduce a Fund's exposure to price fluctuations. Other strategies, including buying futures, and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. A Fund expects to enter into these transactions to manage a return or spread on a particular investment or portion of its assets, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or for other risk management strategies.

         OPTIONS CONTRACTS

         Some of the Funds may use options on securities or futures contracts as a hedging device. An option gives the buyer of the option the right (but not the obligation) to purchase a futures contract or security at a specified price (also called the STRIKE price). A CALL OPTION gives the buyer the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules.

         A PUT OPTION gives the buyer the right to sell the underlying futures contract or security. The purchase price of an option is referred to as its "premium." The seller (or "writer") of a put option must purchase futures contracts or securities at a strike price if the option is exercised. In the case of a call option, the seller must sell the futures contract or security in the underlying futures contract or security at the strike price if the option is exercised.

         A NAKED OPTION is an option written by a party who does not own the underlying futures contract or security. A COVERED OPTION is an option written by a party who does own the underlying position. The initial purchase (sale) of an option is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction". This involves the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. A call option on a futures contract or security is said to be "in-the-money" if the strike price is below current market levels and "out-of-the-money" if the strike price is above current market levels. A put option is "in-the-money" if the strike price is above current market levels, and "out-of-the-money" if the strike price is below current market levels.

         Options have limited life spans, usually tied to the delivery or settlement date of the underlying futures contract or security. Some options, however, expire significantly in advance of such dates. An option that is "out-of-the-money" and not offset by the time it expires becomes worthless. On certain exchanges "in-the-money" options are automatically exercised on their expiration date, but on others unexercised options simply become worthless after their expiration date. Options usually trade at a premium (referred to as the "time value" of the option) above their intrinsic value (the difference between the market price for the underlying futures contract or equity security and the strike price). As an option nears its expiration date, the market value and the intrinsic value move into parity as the time value diminishes.

         Increased market volatility generally increases the value of options by increasing the probability of favorable market swings, putting outstanding options "in-the-money." Although purchasing options is a limited risk trading approach, significant losses can be incurred by doing so.

         WRITING (SELLING) COVERED CALLS

         Some of the Funds may write (sell) covered call options and purchase options to close out options previously written by the Fund. The Funds' purpose in writing covered call options is to generate additional premium income. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Generally, the Funds will write covered call options on securities which, in the opinion of Banc One Investment Advisors, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options, which a Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. Thus, the security could be "called away" at a price substantially below the fair market value of the security. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Fund's Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Generally, a Fund, in order to avoid the exercise of an option sold by it, will be able to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless selling (in the case of a call option) or purchasing (in the case of a put option) the underlying securities is determined to be in a Fund's best interest. A closing purchase transaction consists of a Fund purchasing an option having the same terms as the option sold by a Fund, and has the effect of cancelling a Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by a Fund are exercised and a Fund delivers securities to the holder of a call option, a Fund's turnover rate will increase, which would cause a Fund to incur additional brokerage expenses.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security.

         Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call options it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         PURCHASING CALL OPTIONS

         Certain Funds may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. In the event that paying a premium for a call option, together with a price movement in the underlying security, is such that exercise of the option would not be profitable to the Fund, loss of the premium may be offset by a decrease in the acquisition cost of securities by the Fund.

         PURCHASING PUT OPTIONS

         Certain Funds may also purchase put options to protect their portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction cost. However, any loss of premium may be offset by an increase in the value of the Fund's securities.

         WRITING (SELLING) SECURED PUTS

         Certain Funds may write secured puts. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of the security. If a secured put option expires unexercised, the writer realizes a gain in the amount of the premium.

         STRADDLES AND SPREADS

         Certain Funds also may engage in straddles and spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, the Fund purchases and sells a call or a put. The Fund will sell a straddle when Banc One Investment Advisors believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

         RISK FACTORS IN OPTIONS TRANSACTIONS

         Risk of Loss. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities. In addition, there may be imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of the options.

         Judgement of Advisor. The successful use of the options strategies depends on the ability of Banc One Investment Advisors to assess interest rate and market movements correctly and to accurately calculate the fair price of the option. The effective use of options also depends on a Fund's ability to terminate option positions at times when Banc One Investment Advisors, deems it desirable to do so. A Fund will take an option position only if Banc One Investment Advisors believes there is a liquid secondary market for the option, however, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         Liquidity. If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

         Market Restrictions. Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until option trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

         Foreign Investment Risks. Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign option markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

         LIMITATIONS ON THE USE OF OPTIONS

         Each Fund will limit the writing of put and call options to 25% of its net assets. Some Funds may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker/Dealers with whom the Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.

GOVERNMENT SECURITIES

         Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GINNIE MAE") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("FANNIE MAE"), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("FREDDIE MAC") are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when Banc One Investment Advisors believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see "Investment Objectives and Policies--Mortgage-Related Securities" in this Statement of Additional Information.

HIGH QUALITY INVESTMENTS WITH REGARD TO THE MONEY MARKET FUNDS

         The Money Market Funds may invest only in obligations determined by the Fund's investment Advisor, Banc One Investment Advisors to present minimal credit risks under guidelines adopted by the Trust's Board of Trustees.

         The Treasury Prime Money Market Fund may only invest in U.S. Treasury bills, notes and other U.S. Treasury obligations issued or guaranteed by the U.S. government.

         The U.S. Government Securities Money Market Fund invest exclusively in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

         With regard to the Money Market Funds, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the three highest short-term ratings from an NRSRO in the case of single-rated securities; or (ii) possess, in the case of multiple-rated securities, one of the three highest short-term ratings by at least two NRSROs or (iii) do not possess a rating (i.e., are unrated) but are determined by Banc One Investment Advisors to be of comparable quality to the rated instruments eligible for purchase by the Trust under guidelines adopted by the Board of Trustees (collectively, "ELIGIBLE SECURITIES"). A security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by Banc One Investment Advisors to be comparable in priority and security to the obligation selected for purchase by the Trust.

         A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by Banc One Investment Advisors to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by Banc One Investment Advisors. A security which at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the top three highest rating categories.

         Eligible Securities include First-Tier Securities and Second-Tier Securities. First-Tier Securities include those that possess a rating in the highest category, in the case of a single-rated security, or at least two ratings in the highest rating category, in the case of multiple-rated securities, or, if the securities do not possess a rating, are determined to be of comparable quality by Banc One Investment Advisors pursuant to the guidelines adopted by the Board of Trustees. Second-Tier Securities are all other Eligible Securities.

         Each Money Market Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer (as defined by or permitted under Rule 2a-7). In addition, each Fund may not invest more than 5% of its total assets in Second Tier Securities, with investment in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund's total assets or $1 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of a Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and, with respect to each Money Market Fund (other than the Treasury Prime Money Market Fund), repurchase agreements fully collateralized by such obligations.

         Under the guidelines adopted by the Trust's Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, Banc One Investment Advisors may be required to promptly dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

         A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

INVESTMENT COMPANY SECURITIES

         Some of the Funds may invest up to 5% of their total assets in the securities of any one investment company (another mutual fund), but may not own more than 3% of the outstanding securities of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. Other investment company securities may include securities of a money market fund of the Trust, and securities of other investment companies for which Banc One Investment Advisors serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Funds may cause Shareholders to bear duplicate fees. Banc One Investment Advisors will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust and in other funds advised by Banc One Investment Advisors; and, to the extent required by the laws of any state in which shares of the Trust are sold, Banc One Investment Advisors will waive its fees attributable to the assets of any Fund invested in any investment company.

MORTGAGE-RELATED SECURITIES

         MORTGAGE-BACKED SECURITIES (CMOS AND REMICS). Certain of the Funds may invest in mortgage-backed securities including collateralized mortgage obligations ("CMOS") and Real Estate Mortgage Investment Conduits ("REMICS"). Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as Ginnie Mae and government-related organizations such as Fannie Mae and Freddie Mac, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Such non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

         There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

         Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

         Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stock-holders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

         Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.

         Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         CMOs and guaranteed REMIC pass-through certificates ("REMIC CERTIFICATES") issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the "MORTGAGE ASSETS"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

         Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

         For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as "Gold PCs."

         Ginnie Mae REMIC Certificates guarantee the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.


         REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. government securities for purposes of investment policies. CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranches," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across to different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-BONDS"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC CERTIFICATES"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit- related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

         LIMITATIONS ON THE USE OF MORTGAGE-BACKED SECURITIES

         Equity Funds. The Equity Funds may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through Securities that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.

         Money Market Funds. The Money Market Funds may only invest in mortgage-backed securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. With respect to the Money Market Funds, mortgage-backed securities must be rated in one of the three highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.


         MORTGAGE DOLLAR ROLLS. Some of the Funds may enter into Mortgage Dollar Rolls in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase



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


similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will hold and maintain a segregated account until the settlement date, cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The Funds benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared with what such performance would have been without the use of mortgage dollar rolls. The benefits derived from the use of mortgage dollar rolls may depend upon Banc One Investment Advisors' ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Funds currently intend to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

         STRIPPED MORTGAGE BACKED SECURITIES. Stripped Mortgage Backed Securities ("SMBS") are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOS"), while the other class will receive all of the principal ("POS"). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

         In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are extremely sensitive to changes in prepayments and interest rates. Even though such securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may fail to fully recover their investment in such securities. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile, and under extremely high prepayment conditions IOs can incur significant losses. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayment increase and falling as prepayments decrease. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. Banc One Investment Advisors will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging.

         The Equity Funds may invest in SMBS to enhance revenues or hedge against interest rate risk. The Funds may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Funds' limitations on investments in illiquid securities.

         ADJUSTABLE RATE MORTGAGE LOANS. The Real Estate Fund may invest in adjustable rate mortgage loans ("ARMS"). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the "MORTGAGE INTEREST RATES") may be subject to periodic adjustment based on changes in the applicable index rate (the "INDEX RATE"). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

         Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "MAXIMUM ADJUSTMENT"). Other ARMs ("NEGATIVELY AMORTIZING



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


ARMS") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

         Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

         There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund's portfolio and therefore in the net asset value of the Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

         In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to "lock-in" a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions.

         RISKS FACTORS OF MORTGAGE-RELATED SECURITIES

         Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         Interest Rate Sensitivity. If a Fund purchases a mortgage- related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

         Market Value. The market value of the Fund's adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

         Prepayments. Although having less risk of decline during periods of rising interest rates, adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

         Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

NEW FINANCIAL PRODUCTS

         New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and certain of the Funds may invest in any such options, contracts and products as may be developed to the extent consistent with each Fund's investment objective, policies and restrictions and the regulatory requirements applicable to investment companies.

         These various products may be used to adjust the risk and return characteristics of each Fund's investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of each Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

PERCS*

         The Equity Funds may invest in Preferred Equity Redemption Cumulative Stock ("PERCS") which is a form of convertible preferred stock that actually has more of an equity component than it does fixed income characteristics. These instruments permit companies to raise capital via a surrogate for common equity. PERCS are preferred stock which convert to common stock after a specified period of time, usually three years, and are considered the equivalent of equity by the ratings agencies. Issuers pay holders a substantially higher dividend yield than that on the underlying common stock, and in exchange, the holder's appreciation is capped, usually at about 30 percent. The PERC is mandatorily convertible into common stock, but is callable at any time at an initial call price that reflects a substantial premium to the stock's issue price. The call price declines daily in an amount that reflects the incremental dividend that holders enjoy. PERCS are listed on an exchange where the common stock is listed.

         *PERCS is a registered trademark of Morgan Stanley, which does not sponsor and is in no way affiliated with One Group.

PREFERRED STOCK

         Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions.




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


REAL ESTATE INVESTMENT TRUSTS ("REITS")

         Certain of the Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

         Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Act.

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks.

REPURCHASE AGREEMENTS

         Under the terms of a repurchase agreement, a Fund would acquire securities from a seller, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by a Fund under the 1940 Act.


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


         Repurchase Agreement Counterparties. Repurchase counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers which Banc One Investment Advisors.

REVERSE REPURCHASE AGREEMENTS

         Funds may borrow money for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as cash or liquid securities consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by a Fund under the 1940 Act.

RESTRICTED SECURITIES

         Some of the Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and other restricted securities. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including Section 4(2) commercial paper and Rule 144A Securities, as determined by Banc One Investment Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

         The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 ("RULE 144A"). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed Banc One Investment Advisors to consider the following criteria in determining the liquidity of certain restricted securities:

         o        the frequency of trades and quotes for the security;

         o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

         o        dealer undertakings to make a market in the security; and

         o the nature of the security and the nature of the marketplace trades.

         Certain Section 4(2) commercial paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the

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Trust's liquidity requirements that an issue of 4(2) commercial paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

         o The 4(2) paper must not be traded flat or in default as to principal or interest;

         o The 4(2) paper must be rated in one of the two highest rating categories by a least two NRSROS, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by Banc One Investment Advisors to be of equivalent quality; and

         o Banc One Investment Advisors must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program; and

         o Banc One Investment Advisors shall monitor the liquidity of the 4(2) commercial paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 15% (10% for Money Market Funds) of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of The One Group, unless Banc One Investment Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% (10% for Money Market Funds) of its net assets; and

         o Banc One Investment Advisors shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these Guidelines no less frequently that quarterly.

SECURITIES LENDING

         In order to generate additional income, each of the Funds, except the Treasury Prime Money Market Fund may lend up to 33 1/3% of the securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the applicable Fund's prospectus. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Banc One Investment Advisors to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of Banc One Investment Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are therefore, not considered to be illiquid investments.

SWAPS, CAPS AND FLOORS

         Certain of the Funds may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded, for both hedging and non-hedging purposes. While swaps, caps, and floors (sometimes hereinafter collectively referred to as "SWAP CONTRACTS") are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated

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with specific counterparties, the Funds will use swap contracts for purposes similar to the purposes for which they use options, futures, and options on futures. Those uses of swap contracts (i.e. , risk management and hedging) present the Funds with risks and opportunities similar to those associated with options contracts, futures contracts, and options on futures. See "Futures Contracts" and "Risk Factors in Futures Contracts."

         The Funds may enter into these transactions to manage their exposure to changing interest rates and other market factors. Some transactions may reduce each Fund's exposure to market fluctuations while others may tend to increase market exposure.

         Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

         Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

         Because swap contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with a Fund, the Fund may suffer a loss. To address this risk, each Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for the purposes of collateralization as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. In addition, the Fund may incur a market value adjustment on securities held upon the early termination of the swap. To protect against losses related to counterparty default, the Funds may enter into swaps that require transfers of collateral for changes in market value. In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

         In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for a Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after Banc One Investment Advisors has determined that it would be prudent to close out or offset the first swap contract.

         The Funds will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in one of the top two rating categories by at least one NRSRO, or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

         The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary Fund securities transactions. If Banc One Investment Advisors is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used. In addition, in certain circumstances entry into a swap contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will accelerate gain to the Funds.

         The Staff of the SEC is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the Staff, the Funds will either treat swaps, caps and floors as being subject to their senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the Staff has expressed a position with respect to swaps, caps and floors, the Funds intend to engage in swaps, caps and floors, if at all, in a manner consistent with such position. To the extent the net amount of an interest rate or mortgage swap is held in a segregated account, consisting of cash or liquid, high grade debt securities, the Funds and Banc One Investment Advisors believe that swaps do not constitute senior securities under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to each Fund's borrowing restrictions. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' Custodian.

TREASURY RECEIPTS

         Certain of the Funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS").

U.S. TREASURY OBLIGATIONS

         The Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). The Funds may also invest in Inflation Indexed Treasury Obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS

         Certain obligations purchased by some of the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

         VARIABLE AMOUNT MASTER DEMAND NOTES are demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Banc One Advisers will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         Some of the Funds subject to their investment objective policies and restrictions, may acquire VARIABLE AND FLOATING RATE INSTRUMENTS. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. Some of the Funds may purchase EXTENDABLE COMMERCIAL NOTES. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

         A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by Banc One Investment Advisors under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Banc One Investment Advisors will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market, could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund's assets at a favorable rate of return.

         With respect to the Money Market Funds, variable or floating rate instruments with stated maturities of more than 397 days may, under the Securities and Exchange Commission's amortized cost rule, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:

         (1) Adjustable Rate Government Securities. A Government Security which is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a Floating Rate Security shall be deemed to have a remaining maturity of one day.

         (2) Short-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (3) Long-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (4) Short-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

         (5) Long-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than thirty days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days notice.

         LIMITATIONS ON THE USE OF VARIABLE AND FLOATING RATE NOTES. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 10% (with respect to the Money Market Funds) or 15% (with respect to all Funds, other than the Money Market Funds, which can purchase such notes) of the Fund's net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by Banc One Investment Advisors, under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P, Moody's, and Fitch used in this paragraph, see the Appendix. The above Funds may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

WARRANTS

         Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

         Some Funds may purchase securities on a "when-issued" and forward commitment basis. When a Fund agrees to purchase securities, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Funds may purchase securities on a when-issued basis when deemed by Banc One Investment Advisors to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. The Funds generally will not pay for such securities or earn interest on them until received. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. When Banc One Investment Advisors purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. The Fund's net assets may fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, when a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

         In a forward commitment transaction, the Funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The Funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

         Limitations on the Use of When Issued Securities and Forward Commitments. No Fund intends to purchase "when-issued" securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of Banc One Investment Advisors to manage the Fund might, as described in the Prospectuses, be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund's total assets, and a commitment will not exceed 90 days. A Fund may dispose of a when-issued security or forward commitment prior to settlement if Banc One Investment Advisors deems it appropriate to do so.

INVESTMENT RESTRICTIONS

         The following investment restrictions are FUNDAMENTAL and may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. See "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information.

         Each of the Equity Funds may not:

         1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 25% of the total assets of a Fund would be invested in the securities of such issuer. This restriction applies to 50% of a Fund's assets. With respect to the remaining 50% of its total assets, a Fund may not purchase the securities of any issuer if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.


         2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided
(i) that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; (ii) with respect to the Real Estate Fund, this limitation does not apply to investments in the real estate industry; and (iii) with respect to investments in the Technology Fund, this limitation does not apply to the technology sector. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.


         3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

         Each of the Money Market Funds may not:

         1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with the Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer, provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a nongovernmental user, such user would be considered the issuer.

         2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry provided that (i) this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers' acceptance and repurchase agreements involving such securities; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry.)

         3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

         None of the Funds may:

         1. Purchase securities on margin or sell securities short.

         2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

         3. Purchase or sell commodities or commodity contracts (including futures contracts), except that for bona fide hedging and other permissible purposes: (i) the Equity Funds may purchase or sell financial futures contracts and may purchase call or put options on financial futures contracts.

         4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds in marketable securities of companies engaged in such activities are not hereby precluded).

         5. Invest in any issuer for purposes of exercising control or management.

         6. Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

         7. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (however, each Fund except the Money Market Funds may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

         8. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         The following investment restrictions are NON-FUNDAMENTAL except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

         No Fund may:

         1. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund's net assets (10% of net assets for a Fund that is a Money Market Fund). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

         2. Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

         The foregoing percentages apply at the time of purchase of a security. Banc One Investment Advisors shall report to the Board of Trustees promptly if any of a Fund's investments are no longer determined to be liquid or if the market value of Fund assets has changed if such determination or change causes a Fund to hold more than 15% (10% in the case of a Fund that is a Money Market
Fund) of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless Banc One Investment Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% (or 10% in the case of a Fund that is a Money Market
Fund) of its net assets.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnover rates with respect to the Money Market Funds are expected to be zero.

         The portfolio turnover rate for Real Estate Fund and Technology Fund is not expected to exceed 50% and 100%, respectively, however, the rate may vary from year to year. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to Shareholders. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making portfolio decisions.

ADDITIONAL TAX INFORMATION CONCERNING ALL FUNDS

         Each Fund is treated as a separate entity for federal income tax purposes and is not combined with The One Group's other funds. It is the policy of each Fund of the Trust to meet the requirements necessary to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

         In order to qualify as a regulated investment company, each Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year
(i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may limit the range of the Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to Shareholders, provided the Fund distributes during its taxable year at least (a) 90% of its taxable net investment income (very generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term loss), and (b) 90% of the excess of (i) its tax-exempt interest income (if any) less
(ii) certain deductions attributable to that income. Each Fund of the Trust intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.

         If a Fund failed to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company and being accorded special tax treatment.

         Generally, regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their "ordinary income" (as defined) for the calendar year, plus 98% of their capital gain net income (as defined) for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from the previous year are subject to a non-deductible excise tax equal to 4% of the undistributed amounts. For purposes of the excise tax, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Each Fund of the Trust intends to make sufficient distributions to avoid liability for the excise tax.

         Shareholders of the Funds will generally be subject to federal income tax on distributions received from the Funds. Dividends that are attributable to a Fund's net investment income will be taxed to shareholders as ordinary income. Distributions of net capital gain that are designated by a Fund as capital gain dividends will generally be taxable to a Shareholder receiving such distributions as long-term capital gain (generally taxed at a 20% tax rate for non-corporate Shareholders) regardless of how long the Shareholder has held its shares. Distributions in excess of a Fund's current and accumulated "earnings and profits" will be treated by a Shareholder receiving such distributions as a return of capital to the extent of such Shareholder's basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a Shareholder's basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them. The sale, exchange or redemption of Fund shares by a Shareholder may give rise to a taxable gain or loss to that Shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the Shareholder has held the shares for more than 12 months (generally taxed at a 20% tax rate for non-corporate shareholders), and otherwise as short-term capital gain or loss. However, if a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         Certain investment and hedging activities of the Funds, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to Shareholders and cause differences between a Fund's book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

         Certain securities purchased by the Funds (such as STRIPS, CUBES, TRS, TIGRS, and CATS), as defined in "Details About the Funds' Investment Practices and Policies" in the Funds' Prospectuses, are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when Banc One Investment Advisors would not otherwise have chosen to sell such securities and may result in a taxable gain or loss.

         A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or of gross proceeds from redemptions paid to any individual Shareholder who has provided to the Fund either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends. This withholding, known as backup withholding, is not an additional tax, and any amounts withheld may be credited against the Shareholder's ultimate U.S. tax liability.

         The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisors with respect to the potential application of these new regulations. The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Trust. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.

         The foregoing discussion and the discussion below regarding foreign investments are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

ADDITIONAL TAX INFORMATION CONCERNING INTERNATIONAL INVESTMENTS

         Transactions of a Fund in foreign currency denominated debt securities (and similar instruments) may result in ordinary income or loss to the Fund for federal income tax purposes which will be taxable to the Shareholders as such when it is distributed to them.

         Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) will (under regulations to be issued) constitute qualifying income for purposes of the 90% test only to the extent that they are directly related to the trust's business of investing in stock or securities.

         Investment by a Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on proceeds from the sale of its investment in such a company or other distributions from such a company, which tax cannot be eliminated by making distributions to Shareholders of the Fund. If a Fund elects to treat a passive foreign investment company as a "qualified electing fund," different rules would apply, although the Funds do not expect to make such an election. Rather, the Funds intend to avoid such tax or other charge by making an election to mark gains (and to a limited extent, losses) from such investments to market annually.

         The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

                                   VALUATION

VALUATION OF THE MONEY MARKET FUNDS

         The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements and certain variable or floating rate instruments may bear longer maturities) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

VALUATION OF THE EQUITY FUNDS

         Except as noted below, investments of the Equity Funds of the Trust in securities the principal market for which is a securities exchange are valued at their market values based upon the latest available sales price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Except as noted below, investments of the Funds in securities the principal market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

         With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are determined by Banc One Investment Advisors to not accurately reflect their value are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Trust. Short-term securities are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

         The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the foreign exchange closing mid-market rate reported in the Financial Times as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trustees of the Trust or their delegates.

         Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished by a pricing service. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by Banc

One Investment Advisors under the supervision of the Trustees and may include yield equivalents or a pricing matrix.

                      ADDITIONAL INFORMATION REGARDING THE
                    CALCULATION OF PER SHARE NET ASSET VALUE

         The net asset value of each Fund is determined and its Class I, Class A, Class B, Class C and Service Class Shares are priced as of the times specified in each Fund's Prospectus. The net asset value per Share of each Fund's Class I, Class A, Class B, Class C and Service Class Shares is calculated by determining the value of the respective Class's proportional interest in the securities and other assets of the Fund, less (i) such Class's proportional share of general liabilities and (ii) the liabilities allocable only to such Class, and dividing such amount by the number of Shares of the Class outstanding. The net asset value of a Fund's Class I, Class A, Class B, Class C and Service Class Shares may differ from each other due to the expense of the Distribution and Shareholders Services Plan fee applicable to a Fund's Class A, Class B, Class C and Service Class Shares.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         All of the classes of Shares in each Fund (other than Service Class shares) are sold on a continuous basis by The One Group Services Company (the "DISTRIBUTOR"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

         Class I Shares in a Fund may be purchased, through procedures established by the Distributor, by institutional investors, including affiliates of BANK ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. Class I Shares are not available to Individual Retirement Accounts.

         Class A, Class B and Class C Shares may be purchased by any investor that does not meet the purchase eligibility criteria, described above, with respect to Class I Shares. In addition to purchasing Class A, Class B and Class C Shares directly from the Distributor, an investor may purchase Class A, Class B and Class C Shares through a financial institution, such as a bank, savings and loan association, insurance company (each a "SHAREHOLDER SERVICING AGENT") that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor. Questions concerning the eligibility requirements for each class of the Trust's Shares may be directed to the Distributor at 1-800-480-4111.

         Service Class Shares are available only in Money Market Funds. This class of shares is available to broker-dealers, other financial intermediaries, banks and other depository institutions requiring special administrative and accounting services (e.g., sweep processing).

EXCHANGES

         The exchange privileges described herein may be exercised only in those states where the Shares of the Fund or such other Fund may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged Shares, except as provided below. The Trust does not impose a charge for processing exchanges of Shares. For Federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.

         Class I. Class I Shareholders of a Fund may exchange their Shares for Class A Shares of the same Fund or for Class A Shares or Class I Shares of another Portfolio of the Trust. Class A Shareholders may exchange their Shares for Class I Shares of a Fund or for Class I or Class A Shares of another Portfolio of the Trust, if the Shareholder is eligible to purchase such Shares.

         Class A Shares. If a Shareholder seeks to exchange Class A Shares of a Fund that does not impose a sales charge for Class A Shares of a Portfolio that does, or the Portfolio being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the Fund into which the Shares are being exchanged and any sales charge previously paid for the exchanged Shares, including any sales charges incurred on any earlier exchanges of the Shares (unless such sales charge is otherwise waived as provided above). The exchange of Class I Shares for Class A Shares also will require payment of the sales charge unless the sales charge is waived, as provided above. If a Shareholder (no longer eligible to purchase Class I Shares) purchases Class A Shares of a Fund, the Shareholder will be subject to Distribution and Shareholder Services Plan Fees.

         Class B Shares. Class B Shareholders of a Fund may exchange their Shares for Class B Shares of any other Portfolio of the Trust on the basis of the net asset value of the exchanged Class B Shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B Shares. The newly acquired Class B Shares will be subject to the higher Contingent Deferred Sales Charge of either the Fund from which the Shares were exchanged or the Portfolio into which the Shares were exchanged. With respect to outstanding Class B Shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the Fund the Shares are exchanging into or any other Fund from which the Shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B Shares of the Fund from which the initial exchange was made.

         Class C Shares. Class C Shareholders may not exchange their Class C Shares for shares of any other class nor may shares of any other class be exchanged for Class C Shares.

         Service Class Shares. Service Class Shareholders may not exchange their Service Class Shares for Shares of any other class, nor may Shares of any other class be exchanged for Service Class Shares.

REDEMPTIONS

         The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when:

         (a) trading on the New York Stock Exchange (the "EXCHANGE") is restricted by applicable rules and regulations of the Securities and Exchange Commission,

         (b) the Exchange is closed for other than customary weekend and holiday closings,

         (c) the SEC has by order permitted such suspension, or

         (d) an emergency exists as determined by the SEC.


                             MANAGEMENT OF THE TRUST

TRUSTEES & OFFICERS

         Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust. There are currently five Trustees, all of whom, except John F. Finn, are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

         The Trustees of the Trust, their addresses, their ages, and principal occupations during the past five years are set forth below.

                                            POSITION HELD              PRINCIPAL OCCUPATION
NAME AND ADDRESS                    AGE     WITH THE TRUST             DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Peter C. Marshall                   56         Trustee                 From November, 1993 to present,
DCI Marketing, Inc.                                                    President, DCI Marketing, Inc.
2727 W. Good Hope Road
Milwaukee, WI 53209

Charles I. Post                     70         Trustee                 From July, 1986 to present, self
7615 4th Avenue West                                                   employed as a consultant.
Bradenton, FL 34209

Frederick W. Ruebeck                59         Trustee                 From June, 1988 to present,
Eli Lilly & Company                                                    Director of Investments, Eli
Lilly Corporate Center                                                 Lilly and Company.
307 East McCarty
Indianapolis, IN 46258

Robert A. Oden, Jr.                 52         Trustee                 From 1995 to present, President,
Office of the President                                                Kenyon College; from 1989 to 1995,
Ransom Hall                                                            Headmaster, The Hotchkiss School.
Kenyon College
Gambier, OH 43022

*John F. Finn                       51         Trustee                 Since 1975, President of Gardner, Inc.
President
Gardner, Inc.
1150 Chesapeake Avenue
Columbus, Ohio 43212

Marilyn McCoy                       51         Trustee                 Vice President of Administration and Planning
Northwestern University                                                Northwestern University (1985 to present)
Office of the Vice President
Administration & Planning
633 Clark St.-Crown 2-112
Evanston, IL 60208

Julius L. Pallone                   68         Trustee                 President, J. L. Pallone Associates
J.L. Pallone Associates                                                (1994 to present)
3000 Town Center
Suite 732
Southfield, MI 48075

Donald L. Tuttle                    64         Trustee                 Vice President (1995 to present) and Senior
Association for                                                        Vice President (1992 to 1995), Association
Management and Research                                                Investment Management and Research
5 Boar's Head Lane
Charlottesville, VA 22901

* John F. Finn is an "interested person" as that term is defined in the Investment Company Act of 1940.

         The Trustees of the Trust receive fees and expenses for each meeting of the Board of Trustees attended. No officer or employee of the Distributor currently acts as a Trustee of the Trust.

         The Compensation Table below sets forth the estimated total compensation to the Trustees from the Trust and the operational funds of The One Group for the Trust's fiscal year ended June 30, 1998.


                              COMPENSATION TABLE(1)

                                             PENSION OR
                          AGGREGATE          RETIREMENT BENEFITS     ESTIMATED ANNUAL    TOTAL COMPENSATION
NAME OF PERSON,           COMPENSATION       ACCRUED AS PART OF      BENEFITS UPON       FROM THE FUND
POSITION(2)               FROM THE TRUST     TRUST EXPENSES(3)       RETIREMENT          COMPLEX(4)
-----------------------------------------------------------------------------------------------------------
Peter C. Marshall,        $47,500            N/A                     N/A                 $50,500
Chairman

Charles I. Post,          $45,500            N/A                     N/A                 $48,500
Trustee

Frederick W. Ruebeck,     $45,500            N/A                     N/A                 $48,500
Trustee

Robert A. Oden, Jr.,      $46,260            N/A                     N/A                 $49,250
Trustee

John F. Finn,             $     0            N/A                     N/A                 $     0
Trustee

1        Figures are for the Trust's fiscal year ended June 30, 1998.

2 Marilyn McCoy, Julius L. Palone and Donald L. Tuttle did not serve as Trustees as of June 30, 1998.

3 The Trustees may defer all or a part of their compensation payable by the Trust pursuant to the Deferred Compensation Plan for Trustees of The One Group (the "PLAN"). Under the Plan, the Trustees may specify Class I shares of one or more Funds of the Trust that will be used to measure the performance of a Trustee's deferred compensation account. A Trustee's deferred compensation account will be paid at such times as elected by the Trustee subject to certain mandatory payment provisions in the Plan (e.g., death of a Trustee.)

4 "Fund Complex" comprises the funds of The One Group and the funds of The One Group(R) Investment Trust that were operational as of June 30, 1998.


         The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. The officers of the Trust, their addresses, and principal occupations during the past five years are shown below.

                           POSITION(S) HELD                   PRINCIPAL OCCUPATION
NAME AND ADDRESS           WITH THE TRUST                     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------
Mark S. Redman             President and                      From November, 1997 to present,
The One Group Services     Assistant Secretary                President, The One Group Services
Company                                                       Company; From June, 1995 to
3435 Stelzer Road                                             November, 1997, Officer, The One
Columbus, Ohio 43219                                          Group Services Company; From
                                                              February, 1989 to present,
                                                              employee of BISYS Fund Services,
                                                              Inc. (FKA Winsbury Company)

William J. Tomko           Treasurer                          From April, 1997 to present, Chief
BISYS Fund Services,                                          Operating Officer, BISYS Fund
Inc.                                                          Services, Inc.; From April, 1987,
3435 Stelzer Road                                             to  1997, April, 1997, employee,
Columbus, Ohio 43219                                          BISYS Fund Services, Inc.

Charles L. Booth           Secretary                          From February, 1998, to present,
BISYS Fund Services,                                          Chief Compliance Officer and
Inc.                                                          Vice President Fund Compliance
3435 Stelzer Road                                             BISYS Fund Services, Inc.; From
Columbus, Ohio 43219                                          April, 1988, to February, 1998,
                                                              employee, BISYS Fund Services, Inc.

Alaina J. Metz             Assistant Secretary                From June 1995 to present,
BISYS Fund Services,                                          Chief Administrator,
Inc.                                                          Administration and Regulatory
3435 Stelzer Road                                             Services, BISYS Fund Services,
Columbus, Ohio 43219                                          Inc.; from May 1989 to June 1995,
                                                              Supervisor, Mutual Fund Legal
                                                              Department, Alliance Capital
                                                              Management.


INVESTMENT ADVISOR

         BANC ONE INVESTMENT ADVISORS CORPORATION

         Investment advisory services to each of the Trust's Portfolios are provided by Banc One Investment Advisors. Banc One Investment Advisors makes the investment decisions for the assets of the Funds. In addition, Banc One Investment Advisors continuously reviews, supervises and administers the Funds' investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of any bank affiliate of Banc One Investment Advisors and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

         Banc One Investment Advisors is an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, a bank holding company incorporated in the state of Delaware. BANK ONE CORPORATION has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANK ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

         Banc One Investment Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANK ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including One Group (formerly, The One Group and the Helmsman Fund) since 1985.

         The Funds had not commenced operations prior to the date of this Statement of Additional Information.

         All investment advisory services are provided to the Funds by Banc One Investment Advisors pursuant to an investment advisory agreement dated January 11, 1993 (the "INVESTMENT ADVISORY AGREEMENT"). The Investment Advisory Agreement will continue in effect as to a particular Fund from year to year, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the Investment Company Act of 1940) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement was renewed by the Trust's Board of Trustees at their quarterly meeting on August 20, 1998. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund's Advisor as the case may be. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that the Investment Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Banc One Investment Advisors in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

GLASS-STEAGALL ACT

In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a Fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "BOARD") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "HOLDING COMPANY ACT") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its Shares, but (b) do not prohibit such a holding company or affiliate from acting as investment Advisor, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

In the Investment Advisory Agreement with the Trust, Banc One Investment Advisors has represented to the Trust that it possesses the legal authority to perform the investment advisory services contemplated by the agreement and described in the Prospectuses and this Statement of Additional Information without violation of applicable statutes and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Banc One Investment Advisors from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services which could be provided by Banc One Investment Advisors, the Board of Trustees of the Trust would review the Trust's relationship with Banc One Investment Advisors and consider taking all action necessary in the circumstances.

Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BANK ONE CORPORATION subsidiary banks or their correspondent banks in connection with customer purchases of Shares of the Trust, these banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreement, Banc One Investment Advisors determines, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While Banc One Investment Advisors generally seeks competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions, including their frequency, to various dealers is determined by Banc One Investment Advisors with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Banc One Investment Advisors may receive orders for transactions by the Trust, even if such dealers charge commissions in excess of the lowest rates available, provided such commissions are reasonable in light of the value of brokerage and research services received. Such research services may include, but are not be limited to, analysis and reports concerning economic factors and trends, industries, specific securities, and portfolio strategies. Information so received is in addition to and not in lieu of services required to be performed by Banc One Investment Advisors and does not reduce the advisory fees payable to Banc One Investment Advisors. Such information may be useful to Banc One Investment Advisors in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Banc One Investment Advisors in carrying out their obligations to the Trust. In the last fiscal year, Banc One Investment Advisors directed brokerage commissions to brokers who provided research services to Banc One Investment Advisors. Total compensation paid to such brokers amounted to $14,566,893.79.

The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with its investment advisors or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of BANK ONE CORPORATION subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.


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Investment decisions for each Portfolio of the Trust are made independently from those for the other Portfolios or any other investment company or account managed by Banc One Investment Advisors. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Banc One Investment Advisors believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Banc One Investment Advisors may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Trust, Banc One Investment Advisors will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of Banc One Investment Advisors or its parent or subsidiaries or affiliates and, in dealing with its commercial customers, Banc One Investment Advisors and its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR

The One Group Services Company serves as Administrator (the "ADMINISTRATOR") to each Portfolio of the Trust pursuant to a Management and Administration Agreement with the Trust (the "ADMINISTRATION AGREEMENT"). The Board of Trustees of the Trust approved The One Group Services Company as the sole Administrator for each Portfolio beginning December 1, 1995. The Administrator assists in supervising all operations of each Portfolio to which it serves as Administrator (other than those performed under the respective investment advisory agreements and Custodian and Transfer Agency Agreements for that Portfolio).

Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund it serves and to compute the net asset value and net income of such Funds on a daily basis, to maintain office facilities for the Trust, to maintain each such Fund's financial accounts and records, and to furnish the Trust statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Trust with respect to each such Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and State tax returns, prepares filings with State securities commissions, and generally assists in all aspects of the Trust's operations other than those performed under the investment advisory agreements, and Custodian and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

Banc One Investment Advisors also serves as Sub-Administrator to each Portfolio of the Trust, pursuant to an agreement between the Administrator and Banc One Investment Advisors. Pursuant to this agreement, Banc One Investment Advisors performs many of the Administrator's duties, for which Banc One Investment Advisors receives a fee paid by the Administrator.

The Funds had not commenced operations prior to the date of this Statement of Additional Information.

         Unless sooner terminated, the Administration Agreement between the Trust and The One Group Services Company will continue in effect through November 30, 1999. The Administration Agreement thereafter shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least sixty days prior to the expiration of the then-current term. The Administration Agreement will be reviewed and ratified at least annually by the Trust's Board of Trustees, provided that the Administration Agreement is also reviewed and ratified by the majority of the Trust's Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by vote cast in person at a meeting called for the purpose of reviewing and ratifying the Administration Agreement. The Administration Agreement may be terminated with respect to a particular Portfolio only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than sixty days' notice by the Trust's Board of Trustees or by The One Group Services Company.


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The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

DISTRIBUTOR

The One Group Services Company serves as Distributor to each Portfolio of the Trust pursuant to its Distribution Agreement with the Trust (the "DISTRIBUTION AGREEMENT"). The Board of Trustees of the Trust approved The One Group Services Company as the sole Distributor beginning November 1, 1995. Unless otherwise terminated, the Distribution Agreement will continue in effect until October 31, 1999 and will continue from year to year if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds (see "ADDITIONAL INFORMATION-- Miscellaneous," in this Statement of Additional Information) that are parties to the Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated in the event of its assignment, as defined in the 1940 Act. The One Group Services Company is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc.

DISTRIBUTION PLAN

The operation and fees with respect to Class A Shares, Class B Shares, Class C Shares, and Service Class Shares of the Trust payable under the Trust's Distribution and Shareholder Services Plans, to which Class A Shares, Class B Shares, Class C Shares, and Service Class Shares of each Fund are subject, are described in each such Fund's Prospectuses and in the Multiple Class Plan.

The Distribution and Shareholder Services Plan with respect to Class A Shares (the "Distribution Plan") was initially approved on July 28, 1989 by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "INDEPENDENT TRUSTEES"). The Distribution Plan originally applied to the single class of Shares of each Portfolio of the Trust that existed prior to the offering of the Portfolios' Shares as five separate classes. An amendment to the Distribution Plan was approved by the Independent Trustees on October 21, 1991, and became effective on February 7, 1992. Such amendment limited fees under the Distribution Plan only to the Class A Shares of each Portfolio. The Distribution Plan was amended again on February 11, 1993 in order to make Retirement Class Shares (now the Service Class Shares) subject to distribution fees. The Distribution Plan was further amended on February 29, 1996, to eliminate certain "defensive" provisions of the Distribution Plan. A Distribution and Shareholder Services Plan (the "CDSC PLAN") for Class B and Class C Shares was initially approved on August 12, 1993 by the Independent Trustees. The CDSC Plan was re-executed on December 13, 1995 and amended on February 20, 1997.

The Funds had not commenced operations prior to the date of this Statement Additional Information.

In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan and CDSC Plan may be terminated with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares, Class B Shares, Class C Shares or Service Class Shares, respectively, of that Fund. The Distribution Plan and CDSC Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan or Class B Distribution Plan that would materially increase the distribution fee with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of a Fund requires the approval of that Fund's Class A, Class B, Class C or Service Class Shareholders, respectively. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan)



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


indicating the purposes for which such expenditures were made.

CUSTODIAN AND TRANSFER AGENT

Cash and securities owned by the Funds are held by State Street Bank and Trust Company ("STATE STREET") as Custodian. State Street serves the respective Funds as Custodian pursuant to a Custodian Agreement with the Trust (the "CUSTODIAN AGREEMENT"). Under the Custodian Agreement, State Street (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Trust's Board of Trustees concerning the Trust's operations. State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreement. NBD Bank serves as Sub-Custodian with respect to certain securities pursuant to an agreement between the Trust, State Street and NBD Bank.

Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to agreements between the Trust, State Street and Bank One Trust Company. Bank One Trust Company receives a fee paid by the Trust.

Rules adopted under the 1940 Act permit the Trust to maintain its securities and cash in the custody of certain eligible banks and securities depositories. The Trust intends to select foreign custodians or sub-custodians to maintain foreign securities of the Funds pursuant to such rules, following a consideration of a number of factors, including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of Trust assets. In addition, the 1940 Act requires that foreign bank sub-custodians, among other things have Shareholder equity in excess of $200 million, have no lien on the Trust's assets and maintain adequate and accessible records.

State Street serves as Transfer Agent and Dividend Disbursing Agent for each Fund pursuant to Transfer Agency Agreements with the Trust (the "TRANSFER AGENCY AGREEMENT"). Under the Transfer Agency Agreements, State Street has agreed (i) to issue and redeem Shares of the Trust; (ii) to address and mail all communications by the Trust to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Trust's Board of Trustees concerning the Trust's operations.

EXPERTS

PricewaterhouseCoopers LLP, serves as the Trust's independent public accountants. PricewaterhouseCoopers examines financial statements for the Trust and provides other audit, tax, and related services.

The law firm of Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 is counsel to the Trust. From time to time, Ropes & Gray has rendered legal services to BANK ONE CORPORATION and its subsidiary banks.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Trust is a Massachusetts Business Trust. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 23, 1985 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to establish one or more series of Shares of the Trust, and to classify or



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reclassify any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion, or other rights, restrictions, or limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of the Trust. The Trust presently includes 58 series of Shares, which represent interests in the following:

1.       The Prime Money Market Fund;
2.       The U.S. Treasury Securities Money Market Fund;
3.       The Municipal Money Market Fund;
4.       The Ohio Municipal Money Market Fund;
5.       The Equity Income Fund;
6.       The Mid Cap Value Fund;
7.       The Mid Cap Growth Fund;
8.       The Diversified Equity Fund;
9.       The Small Cap Growth Fund;
10.      The Large Cap Value Fund;
11.      The Large Cap Growth Fund;
12.      The International Equity Index Fund;
13.      The Equity Index Fund;
14.      The Balanced Fund;
15.      The Income Bond Fund;
16.      The Short-Term Bond Fund;
17.      The Intermediate Bond Fund;
18.      The Government Bond Fund;
19.      The Ultra Short-Term Bond Fund;
20.      The High Yield Bond Fund;
21.      The Investor Growth Fund;
22.      The Investor Growth & Income Fund;
23.      The Investor Aggressive Growth Fund;
24.      The Investor Fixed Income Fund;
25.      The Investor Conservative Growth Fund;
26.      The Investor Balanced Fund;
27.      The Municipal Income Fund;
28.      The Intermediate Tax-Free Bond Fund;
29.      The Ohio Municipal Bond Fund;
30.      The Texas Municipal Bond Fund;
31.      The West Virginia Municipal Bond Fund;
32.      The Kentucky Municipal Bond Fund;
33.      The Louisiana Municipal Bond Fund;
34.      The Arizona Municipal Bond Fund;
35.      The Treasury Money Market Fund;
36.      The Treasury Only Money Market Fund;
37.      The Government Money Market Fund;
38.      The Tax-Exempt Money Market Fund;
39.      The Institutional Prime Money Market Fund;
40.      The Treasury & Agency Fund;
41.      The Small Cap Value Fund;
42.      The Diversified Mid Cap Fund;
43.      The Diversified International Fund;
44.      The Market Expansion Index Fund;
45.      The Bond Fund;
46.      The Short-Term Municipal Bond Fund;
47.      The Tax-Free Bond Fund;
48.      The Michigan Municipal Bond Fund;




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


49.      The Michigan Municipal Money Market Fund;
50.      The Cash Management Money Market Fund;
51.      The Treasury Cash Management Money Market Fund;
52.      The Treasury Prime Cash Management Money Market Fund;
53.      The U.S. Government Securities Cash Management Money Market Fund; and
54.      The Municipal Cash Management Money Market Fund
55.      The U.S. Government Securities Money Market Fund
56.      The Treasury Prime Money Market Fund
57.      The Real Estate Fund
58.      The Technology Fund

The Portfolios of the Trust (other than the Money Market Funds listed above) offer shares in four separate classes: Class I Shares, Class A Shares, Class B and Class C Shares. The U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund offer Class I Shares, Class A Shares, Class B Shares, Class C Shares, and Service Class Shares. The Government Money Market Fund and the Treasury Only Money Market Fund offer only a single class of shares. The Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Michigan Municipal Money Market Fund, the U.S. Government Securities Money Market Fund and the Treasury Prime Money Market Fund offer Class I, Class A, Class C, and Service Class Shares. The Cash Management Funds offer Class A and Class I Shares only. See the relevant Prospectus for those Funds for more details.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

Class A Shares, Class B Shares, Class C Shares and Service Class Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


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


The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the trust for payment.

PERFORMANCE

From time to time, the Funds may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of a Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period).

Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period.

Further information about the performance of each class of the Funds is contained in the Trust's Annual Report to Shareholders for The One Group. Further information about the performance of the Predecessor Funds is contained in the Pegasus Funds', Pegasus Money Market Funds and Pegasus Cash Management Funds' Annual Report(s) to Shareholders. Copies of such reports may be obtained without charge by calling 1-800-480-4111.

CALCULATION OF PERFORMANCE DATA

The yield for each Money Market Fund is computed with respect to each class of Shares by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of the particular class of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The effective yield of each class of each Fund represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. No performance data is available with respect to the Money Market Funds because they had not commenced operations prior to the date of this Statement of Additional Information.

The performance of the Funds may be compared in publications to the performance of various indices and investments (such as other mutual funds) for which reliable performance data is available, as well as averages, performance rankings or other information prepared by recognized mutual fund statistical services, as set forth below.

Performance information showing a Fund's total return and/or 30-day yield with respect to a particular class may be presented from time to time in advertising and sales literature regarding the Equity Funds. A 30-day yield is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

                                    a-b
                                    ---
30-Day Yield      =        2[(cd +1)6-1]

In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of Shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

A Fund's respective cumulative total return and average annual total return was determined by calculating the change in the value of a hypothetical $1,000 investment in a particular class of the Fund for each of the periods shown. Cumulative total return for a particular class of a Fund is computed by determining the rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The cumulative return is calculated as the total dollar increase or decrease in the value of an account assuming reinvestment of all distributions divided by the original initial investment. The average annual return for a particular class of a Fund is computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in share price and reinvestment of dividends and capital gains distributions.

Performance information showing a Fund's and/or particular Class's distribution rate may be presented from time to time in advertising and sales literature regarding the Equity Funds. The distribution rate is calculated as follows:

distribution yield         =        a/(b) x 365
                                    -----------
_______________________________________________________c

In the formula, "a" represents dividends distributed by a particular class during that period; "b" represents month end offer price or net asset value for a particular class; "c" represents the number of days in the period being calculated. "365" is the number of days in a year, used to annualize the distribution yield.

Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts at a bank, with regard to Class I Shares and Service Class Shares, or a Participating Organization, with regard to Class A and Class B Shares, will reduce a Fund's effective yield to customers.

         In addition, the performance of each class of a Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. Further, the performance of each class of a Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, a Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.


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


         The Money Market Funds may quote actual total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the BANK RATE MONITOR, and those of corporate and government security price indices of various durations prepared by Shearson Lehman Brothers, Solomon Brothers, Inc. and the IBC/Donoghue organization. These indices are not managed for any investment goals.

         The Money Market Funds may also use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.

         Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical data base of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a data base of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H. 15), may also be used.

         Comparative information on the Consumer Price Index may also be included. This Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.

         The Equity Funds may quote actual total return performance from time to time in advertising and other types of literature compared to results reported by the Dow Jones Industrial Average.

         The Dow Jones Industrial Average is an industry-accepted unmanaged index of generally conservative securities used for measuring general market performance. The performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The index does not take into account any brokerage commissions or other fees. Comparative information on the Consumer Price Index may also be included.

         The Equity Funds may also promote the yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.; they may also use indices such as the Standard & Poor's 400 Composite Stock Index, the Standard & Poor's 500 Composite Stock Index, the Standard & Poor's 600 Composite Stock Index, the Russell 2000, or the Morgan Stanley International European, Asian and Far East Gross Domestic Product Index for performance comparison. Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used.

MISCELLANEOUS

         The Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         As used in the Trust's Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with



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


all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive. For information regarding the allocations of Class Expenses to particular classes of a Fund, see the respective Prospectus of the Fund under "MANAGEMENT-Expenses."

         As used in the Trust's Prospectuses and in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust, a particular Fund, or a particular class of Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund are represented in person or by proxy.

         The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any State in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.


         As of April 9, 1999, BANK ONE CORPORATION, One First National Plaza, Chicago, Illinois 60670(a Delaware Corporation) through Bank Subsidiaries, acting on behalf of their underlying accounts, held of record substantially all of the Class I Shares of the Trust, and possessed voting or investment power as follows:


                                                                       PERCENT OF
                                                                       BENEFICIAL
                                                                       FUND
FUND                                                                   OWNERSHIP
--------------------------------------------------------------------------------
Large Cap Growth Fund                                                    67.66%
Mid Cap Value Fund                                                       74.99%
Mid Cap Growth Fund                                                      71.60%
Income Bond Fund                                                         83.81%
Intermediate Tax-Free Bond Fund                                          57.42%
Prime Money Market Fund                                                  49.61%
U.S. Treasury Securities Money Market Fund                               18.06%
Municipal Money Market Fund                                              78.69%

Equity Income Fund                                                       74.43%
Equity Index Fund                                                        67.59%
Large Cap Value Fund                                                     81.89%
Ohio Municipal Bond Fund                                                 93.35%
Short-Term Bond Fund                                                     92.67%
International Equity Index Fund                                          73.96%
Balanced Fund                                                            73.46%
Ohio Municipal Money Market Fund                                         52.27%
Municipal Income                                                         97.32%
Kentucky Municipal Bond Fund                                             93.25%
Government Bond Fund                                                     84.59%
Ultra Short-Term Bond Fund                                               75.23%
Louisiana Municipal Bond Fund                                            89.63%
Diversified Equity Fund                                                  73.70%
Small Cap Growth Fund                                                    75.66%
Intermediate Bond Fund                                                   75.83%
Arizona Municipal Bond Fund                                              94.50%
West Virginia Municipal Bond Fund                                        98.73%
Investor Growth Fund                                                     49.75%
Investor Growth & Income Fund                                            46.86%
Investor Balanced Fund                                                   53.92%
Investor Conservative Growth Fund                                        63.74%
Treasury Only Money Market Fund                                          22.83%
Government Money Market Fund                                             10.04%
Treasury & Agency Fund                                                   95.96%
High Yield Bond Fund                                                     41.23%
Market Expansion Index Fund                                               3.48%
Michigan Municipal Money Market Fund                                     76.69%
Cash Management Money Market Fund                                        16.71%
U.S. Government Cash Management Money Market Fund                         0.34%
Diversified International Equity Fund                                    61.31%
Short-Term Bond Fund                                                     91.02%
Bond Fund                                                                62.15%
Michigan Municipal Bond Fund                                             97.23%
Small Cap Value Fund                                                     46.17%
Diversified Mid Cap Fund                                                  7.94%
Treasury Prime Cash Management Money Market Fund                          0.65%
Treasury Cash Management Money Market Fund                                0.82%
Municipal Cash Management Money Market Fund                               7.946%


         As a result, BANK ONE CORPORATION may be deemed to be a "controlling person" of Class I Shares of each of the aforementioned Portfolios (other than the Government Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Diversified Mid Cap Fund, the Treasury Only Money Market Fund, the Market Expansion Index Fund, the Cash Management Money Market Fund, the U.S. Government Cash Management Money Market Fund, the Treasury Cash Management Money Market Fund, the Treasury Prime Cash Management Money Market Fund, and the Municipal Cash Management Money Market Fund, under the Investment Company Act of 1940.


         As of April 9, 1999, the following persons were the beneficial owners of more than 25% of the outstanding Shares of the following class of Shares of the following Portfolios:

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------
The One Group Services Co                         Mid Cap Value Fund             97.08%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus, OH 43219-6004

The One Group Services Co                         Small Cap Value Fund           97.12%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus, OH 43219-6004

NBD Bank NA                                       Treasury Cash Management       59.52%              Record &
9000 Haggerty Road                                Money Market Fund                                  Beneficial
Belleville, MI 48111-1632                         Class A

Banc One Corporation                              Balanced Fund                  34.40%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

The One Group Services Co                         Government Bond Fund           97.08%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus, OH 43219-6004

The One Group Services Co                         High Yield Bond Fund           97.10%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus, OH 43219-6004

The One Group Services Co                         Diversified International      97.11%              Record &
3435 Stelzer Road                                 Fund                                               Beneficial
Columbus, OH 43219-6004                           Class C

The One Group Services Co                         Diversified Mid Cap Fund       97.14%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus, OH 43219-6004

NBD Bank NA                                       Cash Management Money Market   26.08%              Record &
9000 Haggerty Road                                Fund                                               Beneficial
Belleville, MI 48111-1632                         Class A

The One Group Services Co                         Market Expansion Index Fund    79.46%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus, OH 43219-6004

NBD Michigan                                      Michigan Municipal Money       52.63%              Record &
9000 Haggerty Road                                Market Fund                                        Beneficial
Belleville, MI 48111-1632                         Class A

NBD Bank                                          Municipal Cash Management      46.79%              Record &
9000 Haggerty Road                                Money Market Fund                                  Beneficial
Belleville, MI 48111-1632                         Class A

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------
NBD Bank                                          Municipal Cash Management      29.94%              Record &
9000 Haggerty Road                                Money Market Fund                                  Beneficial
Belleville, MI 48111-1632                         Class A

As a result the aforementioned persons may be deemed to be "Controlling Persons" of the class of shares of the Portfolio in which they own such shares under the 1940 Act.


The table below indicates record and beneficial owners of over 5% of any class of shares of the Portfolios.



NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------
Northern Trust Bank of AZ Ttee                    Arizona Municipal Bond Fund    27.35%              Record
For Thomas A Brand & Rev Trust                    Class A
PO Box 92956
Chicago, IL 60675-2956

Dean Witter for the Benefit of                    Arizona Municipal Bond Fund    11.77%              Record
Elizabeth Ryan Miller                             Class A
4140 N 49th Way
Church St Station - P.O. Box 250
New York, NY 10013-0250

Dean Witter Reynolds                              Arizona Municipal Bond Fund    11.54%              Record
FBO Theodore Cesarano                             Class A
4617 E. Bernell Road
Phoenix, AZ 85028-5520

Gust Trust Under Agreement 1/17                   Arizona Municipal Bond Fund    10.13%              Record
Devens Gust & Mary Elizabeth Gust                 Class A
Co-Trustees
P.O. Box 25
Mule Creek, NM 88051-0025

Dean Witter For The Benefit Of                    Arizona Municipal Bond Fund    8.26%               Record
The David B & Frances L Hartline                  Class A
PO Box 250 Church Street Station
New York, NY 10008-0250

Dean Witter For The Benefit Of                    Arizona Municipal Bond Fund    6.51%               Record
William J Lofy Trust                              Class A
PO Box 250 Church Street Station
New York, NY 10008-0250

Dean Witter For The Benefit Of                    Arizona Municipal Bond Fund    5.34%               Record
Florence E Sutton                                 Class A
PO Box 250 Church Street Station
New York, NY 10008-0250

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------
Dean Witter For The Benefit Of                    Arizona Municipal Bond Fund    41.89%              Record
Charles Stoddard &                                Class B
P.O. Box 250 Church Street Station
New York, NY 10008-0250

Dean Witter For The Benefit Of                    Arizona Municipal Bond Fund    21.64%              Record
Eugene B Debuck                                   Class B
4550 North Flowing Wells #90
Church St Station - P.O. Box 250
New York, NY 10008-0250

Carolyn S Ward                                    Arizona Municipal Bond Fund    14.70%              Record &
James D Ward JT TEN                               Class B                                            Beneficial
825 W Annandale
Tucson, AZ 85737-6923

Dean Witter For The Benefit Of                    Arizona Municipal Bond Fund    9.47%               Record
Marshall L Silverstein Trust                      Class B
P.O. Box 250 Church Street Station
New York, NY 10008-0250
Scottsdale, AZ  85258-1618

Dean Witter For The Benefit Of                    Arizona Municipal Bond Fund    5.93%               Record
Pete R Samorano &                                 Class B
P.O. Box 250 Church Street Station
New York, NY 10008-0250

Strafe & Co                                       Arizona Municipal Bond Fund    99.38%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Strafe & Co                                       Large Cap Growth Fund          71.20%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Eagle & Co                                        Large Cap Growth Fund          11.96%              Record
PO Box 804357                                     Class I
Chicago, IL 60680-4105

Banc One Sec Svgs Plan                            Large Cap Growth Fund          11.36%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Banc One Corporation                              Large Cap Growth Fund          9.98%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------
Strafe & Co                                       Mid Cap Value Fund             6.48%               Record
BOIA - One Group Operations                       Class A
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

BISYS Brokerage Services Inc                      Mid Cap Value Fund             5.88%               Record
FBO Rapistan Demag                                Class A
PO Box 4054
Concord, CA 94524-4054

The One Group Services Co                         Mid Cap Value Fund             97.08%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus, OH 43219-6004

Strafe & Co                                       Mid Cap Value Fund             78.25%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Banc One Corporation                              Mid Cap Value Fund             11.51%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Emp Ret Plan of NBD Bancorp                       Mid Cap Value Fund             8.81%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Banc One Securities Corp FBO                      Mid Cap Growth Fund            18.63%              Record
The One Investment Solution                       Class A
733 Greencrest Dr
Westerville, OH 43081-4903

Invesco Trust Co TTEE                             Mid Cap Growth Fund            5.72%               Record
T D Williamson, Inc Thrift Plan                   Class A
PO Box 77405
Atlanta, GA 30357-1405

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------
Banc One Securities Corp FBO                      Mid Cap Growth Fund            86.70%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville, OH 43081-4903

Strafe & Co                                       Mid Cap Growth Fund            81.90%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Banc One Corporation                              Mid Cap Growth Fund            13.11%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Dean Witter For The Benefit Of                    Income Bond Fund               5.86%               Record
Alpert Corp Money Purchase Plan                   Class A
Steven Kurtz TTEE
5 World Trade Center 6th Floor
New York, NY 10048-0205

Strafe & Co                                       Income Bond Fund               86.09%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Bank One Inv Option Plan                          Income Bond Fund               9.74%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

NCR Benefit Account                               Income Bond Fund               6.45%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Strafe & Co                                       Intermediate Tax-Free Fund     58.19%              Record
BOIA _ One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------
Eagle & Co.                                       Intermediate Tax-Free Fund     28.76%              Record
P.O. Box  804357                                  Class I
Chicago, IL  60680-4105

Eagle & Co.                                       Intermediate Tax-Free Fund     7.30%               Record
P.O. Box  804357                                  Class I
Chicago, IL  60680-4105

Pershing As Agent - Omnibus Account               Prime Money Market Fund        31.97%              Record
For Exclusive Benefit of                          Class A
One Group Customer Accounts
1 Pershing Plz
Jersey City, NJ 07399-0001

Dean Witter FBO                                   Prime Money Market Fund        17.90%              Record
Banc One Securities                               Class A
PO Box 250 Church Street Station
New York, NY 10013-0250

BISYS Fund Services Inc                           Prime Money Market Fund        9.12%               Record
Fbo Bank One Corporate Sweep                      Class A
3435 Stelzer Road Suite 1000
Columbus, OH 43219-6004

Strafe & Co                                       Prime Money Market Fund        71.35%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Bank One Trust Company NA                         Prime Money Market Fund        5.34%               Record
Omnibus-Corporate Cash Sweep AC                   Class I
Attn Cash Management DB3
235 W Schrock Rd
Westerville, OH 43081-2874

Pershing As Agent - Omnibus Account               US Treasury Securities Money   19.74%              Record
For Exclusive Benefit of                          Market Fund
One Group Customer Accounts                       Class A
1 Pershing Plz
Jersey City, NJ 07399-0001

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------
BISYS Fund Services Inc                           US Treasury Securities Money   18.88%              Record
Fbo Bank One Corporate Sweep                      Market Fund
3435 Stelzer Road Suite 1000                      Class A
Columbus, OH 43219-6004

BISYS Fund Services Inc                           US Treasury Securities Money   16.11%              Record
Fbo Bank One Securities                           Market Fund
3435 Stelzer Road Suite 1000                      Class A
Columbus, OH 43219-6004

Dean Witter FBO                                   US Treasury Securities Money   15.06%              Record
Banc One Securities                               Market Fund
PO Box 250 - Church Street Station                Class A
New York, NY 10013-0250

BISYS Fund Services Inc                           US Treasury Securities Money   14.79%              Record
Fbo Bank One Texas Sweep                          Market Fund
3435 Stelzer Road Suite 1000                      Class A
Columbus, OH 43219-6004

State Street Bank & Trust Co                      US Treasury Securities Money   10.40%              Record
Cust for the IRA Rollover of                      Market Fund
Michael R Nides                                   Class B
2046A Dickory Ave.
New Orleans, LA  70123-5817

Dean Witter For the Benefit Of                    US Treasury Securities Money   8.94%               Record
Mary Sue Gilpin                                   Market Fund
413 Dunmoreland Circle                            Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Donaldson Lufkin Jenrette                         US Treasury Securities Money   8.02%               Record
PO Box 2052                                       Market Fund
Jersey City, NJ 07303-2052                        Class B

State Street Bank & Trust Co                      US Treasury Securities Money   5.97%               Record
Cust for the IRA of                               Market Fund
Jan Schlabowske                                   Class B
W127 S9189 North Cape Rd
Muskego, WI 53150-4621

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------
Dean Witter - For the Benefit Of                  US Treasury Securities Money   5.69%               Record
Carmen T Teller and                               Market Fund
PO Box 250 Church Street Station                  Class B
New York, NY 10008-0250

Dean Witter For the Benefit Of                    US Treasury Securities Money   41.18%              Record
Martin Homes Inc Prof Shar Pln                    Market Fund
PO Box 250 - Church Street Station                Class C
New York, NY 10008-0250

Dean Witter For The Benefit Of                    US Treasury Securities Money   20.57%              Record
Merrill A. Kirk                                   Market Fund
Church Street Station - PO Box 250                Class C
New York, NY 10013-0250

Dean Witter For The Benefit Of                    US Treasury Securities Money   17.62%              Record
Merrill A. Kirk                                   Market Fund
Church Street Station - PO Box 250                Class C
New York, NY 10013-0250

Dean Witter For The Benefit Of                    US Treasury Securities Money   7.92%               Record
Timothy J. McMullen                               Market Fund
Church Street Station - PO Box 250                Class C
New York, NY 10013-0250

Dean Witter For The Benefit Of                    US Treasury Securities Money   6.23%               Record
Osareni Christopher Ogiesoba & Margaret Iyobosa   Market Fund
Ogiesoba JTTE                                     Class C
Church Street Station - PO Box 250
New York, NY 10013-0250

Strafe & Co (N)                                   US Treasury Securities Money   75.06%              Record
BOIA - One Group Operations                       Market Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus, OH 43271-0211

Bank one Trust Company NA                         US Treasury Securities Money   13.79%              Record
Omnibus-Corporate Cash Sweep AC                   Market Fund
235 W Schrock Rd                                  Class I
Westerville, OH 43081-2874

First National Bank of Chicago                    US Treasury Securities Money   6.19%               Record
Corporate Trust Administration                    Market Fund
1 F&B Plaza, Ste. 0126                            Class I
Chicago, IL 60670

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------
Pershing As Agent - Omnibus Account               Municipal Money Market Fund    42.02%              Record
For Exclusive Benefit of                          Class A
One Group Customer Accounts
1 Pershing Plz
Jersey City, NJ 07399-0001

Dean Witter FBO                                   Municipal Money Market Fund    16.98%              Record
Banc One Securities                               Class A
PO Box 250 - Church Street Station
New York, NY 10013-0250

BISYS Fund Services Inc                           Municipal Money Market Fund    8.06%               Record
FBO Bank One Corporate Sweep                      Class A
3435 Stelzer Road Suite 1000
Columbus, OH 43219-6004

Strafe & Co                                       Municipal Money Market Fund    94.79%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Dean Witter For The Benefit Of                    Equity Income Fund             67.09%              Record
McKee Char TR/Lynn A Hammond &                    Class C
Clare W White Co-TTEES
Church St Station - PO Box 250
New York, NY 10013-0250

UMB Bank Cust Fbo                                 Equity Income Fund             7.03%               Record
Bruce W Young IRA                                 Class C
718 Sycamore Ave SPC 200
Vista, CA 92083-7952

Dean Witter For The Benefit Of                    Equity Income Fund             5.54%               Record
Williams Brother Construction                     Class C
Inc 401(K) PSP Thomas J Williams
Church St Station - PO Box 250
New York, NY 10013-0250

Strafe & Co                                       Equity Income Fund             76.76%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------
Eagle & Co.                                       Equity Income Fund             16.57%              Record
PO Box 804357                                     Class I
Chicago, IL 60680-4105

Banc One Securities Corp Fbo                      Equity Index Fund              19.09%              Record
The One Investment Solution                       Class A
733 Greencrest Dr
Westerville, OH 43081-4903

Banc One Securities Corp Fbo                      Equity Index Fund              60.17%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville, OH 43081-4903

Strafe & Co.                                      Equity Index Fund              75.61%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Banc One Sec Svgs Plan -Equity Fund               Equity Index Fund              18.35%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Cons Power Union Welfare Benefit                  Equity Index Fund              13.07%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Hojo & Co.                                        Equity Index Fund              8.44%               Record
P.O. Box  804357                                  Class I
Chicago, IL  60680-4105

Oakland City Retirement System                    Equity Index Fund              6.75%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Hojo & Co.                                        Equity Index Fund              5.66%               Record
P.O. Box  804357                                  Class I
Chicago, IL  60680-4105

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------
Donaldson Lufkin Jenrette                         Large Cap Value Fund           74.65%              Record
PO Box 2052                                       Class C
Jersey City, NJ 07303-2052

The One Group Services Co                         Large Cap Value Fund           24.60%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus, OH 43219-6004

Strafe & Co                                       Large Cap Value Fund           84.25%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

The One Group Investor Growth Fund                Large Cap Value Fund           5.24%               Record &
3435 Stelzer Road                                 Class I                                            Beneficial
Columbus, OH 43219-6004

Banc One Corporation                              Large Cap Value Fund           24.18%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Dean Witter For The Benefit Of                    Ohio Municipal Bond Fund       6.21%               Record
M. Myrtle Nafzger Trust                           Class A
Church St Station - PO Box 250
New York, NY 10008-0250

Dean Witter For The Benefit Of                    Ohio Municipal Bond Fund       5.32%               Record
Vivian R Sauls                                    Class A
519 Chapel Rd
Church St Station - PO Box 250
New York, NY 10013-0250

Strafe & Co.                                      Ohio Municipal Bond Fund       97.82%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

NES Group Inc Corp Investmt Act                   Ohio Municipal Bond Fund       6.75%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Bear Stearns Securities Corp                      International Equity Index     10.59%              Record
FBO 102-06578-29                                  Fund
1 Metrotech Center North                          Class A
Brooklyn, NY 11201-3870

NAME AND                                                                         PERCENTAGE OF       TYPE OF
ADDRESS                                           FUND/CLASS                     OWNERSHIP           OWNERSHIP
-------                                           ----------                     ---------           ---------
Firstar Trust Co TTEE                             International Equity Index     9.26%               Record
FBO Milwaukee Foundation - Equity                 Fund
P.O. Box 1787                                     Class A
Milwaukee, WI 53201-1787

X-MEN LLC                                         International Equity Index     7.60%               Record
TTEE Gregg Schneider                              Fund
520 Lake Cook Rd, Ste. 105                        Class A
Deerfield, IL 60015-4995

Donaldson Lufkin Jenrette                         International Equity Index     5.13%               Record
PO Box 2052                                       Fund
Jersey City, NJ 07303-2052                        Class A

Banc One Securities Corp Fbo                      International Equity Index     79.01%              Record
The One Investment Solution                       Fund
733 Greencrest Dr                                 Class C
Westerville, OH 43081-4903

NFSC FEBO #AAP-824968                             International Equity Index     7.95%               Record
NFSC/ FMTC IRA Rollover                           Fund
201 Mara Place                                    Class C
San Ramon, CA  94583-2824

Dean Witter For The Benefit Of                    International Equity Index     5.02%               Record
Robert M Lynch &                                  Fund
PO Box 250 Church Street Station                  Class C
New York, NY 1008-0250

Strafe & Co.                                      International Equity Index     86.68%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus, OH 43271-0211

Banc One Corporation                              International Equity Index     16.87%              Beneficial
100 E Broad Street                                Fund
Columbus, OH 43215-3607                           Class I

Strafe & Co.                                      Short-Term Bond Fund           10.57%              Record
BOIA - One Group Operations                       Class A
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Strafe & Co.                                      Short-Term Fund                92.15%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Strafe & Co.                                      Louisiana Municipal Bond Fund  96.85%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Lawrence Mazerac Jr                               Louisiana Municipal Bond Fund  5.53%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Banc One Securities Corp Fbo                      Diversified Equity Fund        8.91%               Record
The One Investment Solution                       Class A
733 Greencrest Dr
Westerville, OH 43081-4903

Strafe & Co.                                      Diversified Equity Fund        8.02%               Record
BOIA - One Group Operations                       Class A
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Banc One Securities Corp Fbo                      Diversified Equity Fund        86.86%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville, OH 43081-4903

Strafe & Co.                                      Diversified Equity Fund
BOIA - One Group Operations                       Class I                        75.09%              Record
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

First Chicago NBD TTEE                            Diversified Equity Fund
First Chicago NBD Svgs & Invsmt Plan              Class I                        6.15%               Record
C/O Putnam Investments
PO Box 9740
Providence, RI 02940-9740

Melvin Skol                                       Small Cap Growth Fund          17.93%              Record &
2811 Scley St                                     Class C                                            Beneficial
Erie, PA 16508-1719

Judith M Torrico                                  Small Cap Growth Fund          16.07%              Record &
101 Nicholson St                                  Class C                                            Beneficial
Buffalo, NY 14214-1128

Dean Witter For The Benefit Of                    Small Cap Growth Fund          9.15%               Record
Robert Kennedy and                                Class C
Annemarie Kennedy Reisinger JTT
Church St Station - PO Box 250
New York, NY 10013-0250

State Street Bank & Trust Co                      Small Cap Growth Fund          6.99%               Record
Cust for the IRA of                               Class C
Linda L Cole
14 Penguin Ct
Woodlands, TX 77380-1827

Dean Witter For The Benefit Of                    Small Cap Growth Fund          5.33%               Record
Erik Olsson &                                     Class C
PO Box 250 Church Street Station
New York, NY 10008-0250

Strafe & Co.                                      Small Cap Growth Fund          75.39%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

The One Group Investor Growth Fund                Small Cap Growth Fund          10.78%              Record &
3435 Stelzer Road                                 Class I                                            Beneficial
Columbus, OH 43219-6004

The One Group Investor Growth & Income Fund       Small Cap Growth Fund          6.26%               Record &
3435 Stelzer Road                                 Class I                                            Beneficial
Columbus, OH 43219-6004

Firstar Trust Company                             Small Cap Growth Fund          5.28%               Record &
FBO Milwaukee Foundation                          Class I                                            Beneficial
PO Box 1787
Milwaukee, WI 53201-1787

Strafe & Co.                                      Small Cap Value Fund           14.06%              Record &
BOIA - One Group Operations                       Class A                                            Beneficial
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

NBD As Trustee                                    Small Cap Value Fund           11.41%              Record
Bankers Systems Inc                               Class A
Employees Profit Sharing Plan
107 N Cross Street, Ste. 2092
Wheaton, IL 60187-5317

The One Group Services Co                         Small Cap Value Fund           97.12%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus, OH 43219-6004

Strafe & Co.                                      Small Cap Value Fund           46.26%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Eagle & Co                                        Small Cap Value Fund           32.82%              Record
PO Box 804357                                     Class I
Chicago, IL 60680-4105

BF Goodrich Pension                               Small Cap Value Fund           20.48%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Eagle & Co                                        Small Cap Value Fund           13.04%              Record
PO Box 804357                                     Class I
Chicago, IL 60680-4105

Donaldson Lufkin Jenrette                         Tax-Free Bond Fund             9.85%               Record
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Tax-Free Bond Fund             6.04%               Record
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Tax-Free Bond Fund             5.17%               Record
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Tax-Free Bond Fund             5.00%               Record
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Strafe & Co.                                      Tax-Free Bond Fund             67.19%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Eagle & Co                                        Tax-Free Bond Fund             27.52%              Record
PO Box 804357                                     Class I
Chicago, IL 60680-4105

Dean Witter For The Benefit Of                    Treasury & Agency Fund         6.97%               Record
Billy J Eisenhour                                 Class A
PO Box 250 Church Street Station
New York, NY 10008-0250

Dean Witter For The Benefit Of                    Treasury & Agency Fund         6.37%               Record
Maricopa County Municipal                         Class A
PO Box 250 Church Street Station
New York, NY 10008-0250

Dean Witter For The Benefit Of                    Treasury & Agency Fund          6.00%              Record
Tonto Apache Tribe                                Class A
30 E. Apache Reservation
PO Box 250 Church Street Station
New York, NY 10008-0250

Strafe & Co.                                      Treasury & Agency Fund         98.64%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

NBD Bank NA                                       Treasury Cash Management       59.52%              Record &
9000 Haggerty Road                                Money Market Fund                                  Beneficial
Belleville, MI 48111-1632                         Class A

NBD Bank NA                                       Treasury Cash Management       16.36%              Record &
9000 Haggerty Road                                Money Market Fund                                  Beneficial
Belleville, MI 48111-1632                         Class A

First National Bank of Chicago                    Treasury Cash Management       10.48%              Record
525 W Monroe St                                   Money Market Fund
Chicago, IL 60661-3629                            Class A

American National Bank                            Treasury Cash Management       8.86%               Record
33 N Lasalle Street                               Money Market Fund
Chicago, IL 60602-2602                            Class A


First National Bank of Chicago                    Treasury Cash Management       76.18%              Record
Corporate Trust Administration                    Money Market Fund
1 F&B Plaza, Ste. 0126                            Class I
Chicago, IL 60670

First National Bank of Chicago                    Treasury Cash Management       14.58%              Record
Corporate Trust Administration                    Money Market Fund
One N State St                                    Class I
Chicago, IL 60602-3300

Strafe & Co.                                      Treasury Only Money Market     75.38%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

BISYS Fund Services Inc                           Treasury Only Money Market     12.31%              Record
FBO Bank One Corporate Sweep                      Fund
3435 Stelzer Road Suite 1000
Columbus, OH 43219-6004

BISYS Fund Services Inc                           Treasury Only Money Market      5.24%              Record
FBO Bank One Corporate Sweep                      Fund
3435 Stelzer Road Suite 1000
Columbus, OH 43219-6004

First National Bank of Chicago                    Treasury Prime Cash             33.41%             Record
525 W Monroe St                                   Management Money Market Fund
Chicago, IL 60661-3629                            Class A

First National Bank of Chicago                    Treasury Prime Cash             23.81%             Record
Corporate Trust Administration                    Management Money Market Fund
One N State St, 9th Fl                            Class A
Chicago, IL 60602-3300

First National Bank of Chicago                    Treasury Prime Cash             16.55%             Record
120 S Lasalle St, Ste. 1626                       Management Money Market Fund
Chicago, IL 60603-3406                            Class A

American National Bank                            Treasury Prime Cash             14.06%             Record
33 N Lasalle Street                               Management Money Market Fund
Chicago, IL 60602-2602                            Class A

First National Bank of Chicago                    Treasury Prime Cash             37.78%             Record
Corporate Trust Administration                    Management Money Market Fund
One N State St, 9th Fl                            Class I
Chicago, IL 60602-3300

Hella North America Holding Inc                   Treasury Prime Cash             27.63%             Record
1101 Vincennes Ave                                Management Money Market Fund
PO Box 398                                        Class I
Flora, IL 62839-0398

First National Bank of Chicago                    Treasury Prime Cash             13.19%             Record
525 W Monroe St                                   Management Money Market Fund
Chicago, IL 60661-3629                            Class I

Strafe & Co.                                      Treasury Prime Cash             13.18%             Record
BOIA - One Group Operations                       Management Money Market Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus, OH 43271-0211

Eagle & Co.                                       Treasury Prime Cash              5.42%             Record
PO Box 804357                                     Management Money Market Fund
Chicago, IL 60680-4105                            Class I

First National Bank of Chicago                    US Government Securities        58.23%             Record
525 W Monroe St                                   Cash Management Money Market
Chicago, IL 60661-3629                            Fund
                                                  Class A

First National Bank of Chicago                    US Government Securities        17.32%             Record
120 S Lasalle St, Ste. 1626                       Cash Management Money Market
Chicago, IL 60603-3406                            Fund
                                                  Class A

American National Bank                            US Government Securities        11.26%             Record
1 Freedom Dr                                      Cash Management Money Market
Oaks, PA 19456                                    Fund
                                                  Class A

American National Bank                            US Government Securities         5.17%             Record
33 N Lasalle Street                               Cash Management Money Market
Chicago, IL 60602-2602                            Fund
                                                  Class A

First National Bank of Chicago                    US Government Securities        84.33%             Record
Corporate Trust Administration                    Cash Management Money Market
One N State St, 9th Fl                            Fund
Chicago, IL 60602-3300                            Class I

Eagle & Co.                                       US Government Securities       5.96%               Record
PO Box 804357                                     Cash Management Money Market
Chicago, IL 60680-4105                            Fund
                                                  Class I

First National Bank of Chicago                    US Government Securities       5.17%               Record
Corporate Trust Administration                    Cash Management Money Market
1 F&B Plaza, Ste. 0126                            Fund
Chicago, IL 60670                                 Class I

Strafe & Co.                                      Balanced Fund                  90.09%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Banc One Corporation                              Balanced Fund                  34.40%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Dean Witter FBO                                   Ohio Municipal Money Market    98.81%              Record
Banc One Securities                               Fund
PO Box 250                                        Class A
Church Street Station
New York, NY 10013-0250

Strafe & Co.                                      Ohio Municipal Money Market    99.88%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus, OH 43271-0211

Douglas & Lois Peacock                            Ohio Municipal Money Market    10.92%              Beneficial
100 E. Broad Street                               Fund
Columbus, OH 43215-3607                           Class I

Henny Penny Corp                                  Ohio Municipal Money Market    8.65%               Beneficial
100 E. Broad Street                               Fund
Columbus, OH 43215-3607                           Class I

Akron Stadium Reserve Account                     Ohio Municipal Money Market    5.82%               Beneficial
100 E. Broad Street                               Fund
Columbus, OH 43215-3607                           Class I

Harriet J. Goldberg Custody                       Ohio Municipal Money Market    5.77%               Beneficial
100 E. Broad Street                               Fund
Columbus, OH 43215-3607                           Class I

Elizabeth W. Bertschy                             Ohio Municipal Money Market    5.26%               Beneficial
100 E. Broad Street                               Fund
Columbus, OH 43215-3607                           Class I

Banc One Securities Corp FBO                      Municipal Income Fund          37.49%              Record
The One Investment Solution                       Class A
733 Greencrest Dr
Westerville, OH 43081-4903

Banc One Securities Corp FBO                      Municipal Income Fund          44.34%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville, OH 43081-4903

Donaldson Lufkin Jenrette                         Municipal Income Fund          7.40%               Record
Securities Corporation Inc.                       Class C
P.O. Box 2052
Jersey City, NJ  07303-2052

Dean Witter For The Benefit of                    Municipal Income Fund          5.34%               Record
G H Kelsoe Jr                                     Class C
PO Box 250 Church Street Station
New York, NY 10008-0250

Strafe & Co.                                      Municipal Income Fund          98.92%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Dean Witter For The Benefit Of                    Kentucky Municipal Bond Fund   16.98%              Record
Gary Osswald                                      Class A
PO Box 250 Church Street Station
New York, NY 10008-0250

Dean Witter For The Benefit Of                    Kentucky Municipal Bond Fund   5.79%               Record
Karrick Scott Collins Trust                       Class A
Karrick Scott Collins TTEE
Church St Station - PO Box 250
New York, NY 10013-0250

Strafe & Co.
BOIA - One Group Operations                       Kentucky Municipal Bond Fund   94.02%              Record
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus, OH 43271-0211

Dean Witter For The Benefit Of                    West Virginia Municipal Bond   37.80%              Record
Balzout Inc DBA S&E Printing                      Fund Class A
PO Box 250 Church Street Station
New York, NY 10008-0250

Dean Witter For The Benefit Of                    West Virginia Municipal Bond   10.28%              Record
Stephen A Lewis                                   Fund Class A
3720 Noyles Avenue
5 World Trade Center 6th Floor
New York, NY 10048-0205

Dean Witter For The Benefit Of                    West Virginia Municipal Bond   7.65%               Record
James F Duncan                                    Fund Class A
PO Box 250 Church Street Station
New York, NY 10008-0250

Dean Witter For The Benefit Of                    West Virginia Municipal Bond   7.47%               Record
Sally L Wilson Trust                              Fund Class A
PO Box 250 Church Street Station
New York, NY 10008-0250

Dean Witter For The Benefit Of                    West Virginia Municipal Bond   9.06%               Record
Katherine Poe                                     Fund Class B
606 River Lane
5 World Trade Center 6th Floor
New York, NY 10048-0205

Strafe & Co.                                      West Virginia Municipal Bond   99.16%              Record
BOIA - One Group Operations                       Fund Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

The One Group Services Co                         Government Bond Fund           97.08%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus, OH 43219-6004

Strafe & Co.                                      Government Bond Fund           86.28%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

The One Group Investor Balanced Fund              Government Bond Fund           5.18%               Record &
3435 Stelzer Road                                 Class I                                            Beneficial
Columbus, OH 43219-6004

Dean Witter For The Benefit Of                    Ultra Short Term Bond Fund     22.01%              Record
Samaritan Health Plan                             Class A
PO Box 250 Church Street Station
New York, NY 10008-0250

Investment Company Institute                      Ultra Short Term Bond Fund     9.29%               Record &
1401 H St NW                                      Class A                                            Beneficial
Washington, DC 20005-2110

Dean Witter For The Benefit Of                    Ultra Short Term Bond Fund     5.93%               Record
Obleness Memorial Hospital                        Class A
C/O Donald E Reuter
Church St Station - PO Box 250
New York, NY 10013-0250

Dean Witter For The Benefit Of                    Ultra Short Term Bond Fund     5.24%               Record
Thomas Electric                                   Class A
7601 N 74th Avenue
5 World Trade Center 6th Fl
New York, NY 10048-0205

Strafe & Co.                                      Ultra Short Term Bond Fund     85.85%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

The One Group Investor Balnced Fund               Ultra Short Term Bond Fund     5.03%               Record &
3435 Stelzer Road                                 Class I                                            Beneficial
Columbus, OH 43219-6004

Banc One Securities Corp FBO                      Intermediate Bond Fund         35.77%              Record
The One Investment Solution                       Class A
733 Greencrest Dr
Westerville, OH 43081-4903

Strafe & Co.                                      Intermediate Bond Fund         8.74%               Record
BOIA - One Group Operations                       Class A
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Banc One Securities Corp FBO                      Intermediate Bond Fund         57.50%              Record
The One Investment Solution                       Class C
733 Greencrest Dr
Westerville, OH 43081-4903

Strafe & Co.                                      Intermediate Bond Fund         78.19%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Eagle & Co.                                       Intermediate Bond Fund         8.51 %              Record
P.O. Box 804357                                   Class I
Chicago, IL  60680-4105

Strafe & Co.                                      Investor Growth Fund           7.19%               Record
BOIA - One Group Operations                       Class A
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Dean Witter For The Benefit Of                    Investor Growth Fund           5.09%               Record
William D Robertson DDS PSP                       Class C
PO Box 250 Church Street Station
New York, NY 10008-0250

Strafe & Co.                                      Investor Growth Fund           69.46%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Banc One Sec Svgs Pl - Inv Grwth                  Investor Growth Fund           23.03%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Bank One TTEE                                     Investor Growth Fund           11.65%              Record
Brillion Iron Works P/S                           Class I
190 Heatherdown Drive
Westerville, OH 43081-2868

Virginia R Corrin                                 Investor Growth Fund           8.20%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

First Chicago NBD TTEE                            Investor Growth & Income Fund  9.90%               Record
Clarian Health Partners Inc                       Class A
Defined Contribution Plan
C/O Putnam Investments
PO Box 9740
Providence, RI 02940-9740

BISYS Brokerage Services Inc                      Investor Growth & Income Fund  7.51%               Record
FBO Kelly Retirement Plus                         Class A
PO Box 4054
Concord, CA 94524-4054

BISYS Brokerage Services Inc                      Investor Growth & Income Fund  6.91%               Record
FBO Kelly Retirement Plus                         Class A
PO Box 4054
Concord, CA 94524-4054

Dean Witter Reynolds Cust For                     Investor Growth & Income Fund  7.33%               Record
Milo Meacham Jr                                   Class C
Church St Station PO Box 250
New York, NY 10008-0250

Dean Witter Reynolds Cust For                      Investor Growth & Income Fund  5.14%               Record
Jack Homra                                        Class C
Church St Station PO Box 250
New York NY 10008-0250

Strafe & Co.                                      Investor Growth & Income Fund  61.44%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

First Chicago NBD TTEE                            Investor Growth & Income Fund  28.14%              Record
First Chicago NBD Svgs & Invsmt Plan              Class I
C/O Putnam Investments
PO Box 9740
Providence, RI 02940-9740

Banc One Sec Svgs Plan                            Investor Growth & Income Fund  10.42%              Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Revco D.S., Inc. Serp - Trust A                   Investor Growth & Income Fund  7.64%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

DWPLLC/Target BNF-Bal Fd                          Investor Growth & Income Fund  5.35%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Strafe & Co.                                      Investor Balanced Fund         7.69%               Record
BOIA - One Group Operations                       Class A
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Dean Witter For The Benefit Of                    Investor Balanced Fund         5.20%               Record
Joseph A Hess                                     Class C
IRA Standard Dated 11/18/97
Church St Station - PO Box 250
New York, NY 10013-0250

Strafe & Co.                                      Investor Balanced Fund         69.54%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

First Chicago NBD TTEE                            Investor Balanced Fund         15.41%              Record
First Chicago NBD Svgs & Invsmt Plan              Class I
C/O Putnam Investments
PO Box 9740
Providence, RI 02940-9740

Kenosha Carpenters #161 Pens-Mgd                  Investor Balanced Fund         7.33%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Centennial Liquor Retirement Plan                 Investor Balanced Fund         6.65%               Beneficial
100 E Broad Street                                Class I
Columbus, OH 43215-3607

Dean Witter For The Benefit Of                    Investor Conservative Growth   8.48%               Record
Paavo Ensio &                                     Fund
PO Box 250 Church Street Station                  Class A
New York, NY 10008-0250

State Street Bank & Trust Co.                     Investor Conservative Growth   5.83%               Record
Cust. for IRA Rollover of                         Fund
George L. Allison                                 Class C
768 E. Indiana Ave.
Spencer, IN  47460-1538

Strafe & Co.                                      Investor Conservative Growth   85.19%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus, OH 43271-0211

Banc One Sec Svgs Pl - Inv Con Grwth              Investor Conservative Growth   20.49%              Beneficial
100 E Broad Street                                Fund
Columbus, OH 43215-3607                           Class I

Kenosha Carpenters #161 Pens-Mgd                  Investor Conservative Growth   12.44%              Beneficial
100 E Broad Street                                Fund
Columbus, OH 43215-3607                           Class I

Bank One Inv Option Plan                          Investor Conservative Growth   9.01%               Beneficial
100 E Broad Street                                Fund
Columbus, OH 43215-3607                           Class I

Strafe & Co.                                      Government Money Market Fund   76.92%              Record
BOIA - One Group Operations
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

BWC - JP Morgan                                   Government Money Market Fund   12.10%              Beneficial
100 E. Broad Street
Columbus, OH 43215-3607

BISYS Fund Services Inc                           Government Money Market Fund   7.81%               Record
FBO Bank One Corporate Sweep
3435 Stelzer Road Suite 1000
Columbus, OH 43219-6004

Bank One Texas NA                                 Government Money Market Fund   7.13%               Record &
1717 Main St                                                                                         Beneficial
Dallas, TX 75201-4605

BWC - Miller Anderson                             Government Money Market Fund   6.64%               Beneficial
100 E. Broad Street
Columbus, OH 43215-3607

BWC - Hyperion Capital                            Government Money Market Fund   5.27%               Beneficial
100 E. Broad Street
Columbus, OH 43215-3607

Strafe & Co.                                      High Yield Bond Fund Class A   21.10%              Record
BOIA - One Group Operations
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Donaldson Lufkin Jenrette                         High Yield Bond Fund Class A   16.44%              Record
PO Box 2052
Jersey City, NJ 07303-2052

Josephine M. Gibson                               High Yield Bond Fund Class A   9.29%               Record &
James L. Gibson Jr. JT TEN                                                                           Beneficial
3636 Janlin Ct.
Cincinnati, OH  45211-6306

Donaldson Lufkin Jenrette                         High Yield Bond Fund Class A   8.95%               Record
PO Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         High Yield Bond Fund Class B   11.00%              Record
PO Box 2052
Jersey City, NJ 07303-2052

Dean Witter FBO                                   High Yield Bond Fund Class B   7.01%               Record
Edwin E Morgan
PO Box 250 Church Street Station
New York, NY  10008-0250

Donaldson Lufkin Jenrette                         High Yield Bond Fund Class B   6.96%               Record
PO Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         High Yield Bond Fund Class B   6.44%               Record
PO Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         High Yield Bond Fund Class B   5.57%               Record
PO Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         High Yield Bond Fund Class B   5.17%               Record
PO Box 2052
Jersey City, NJ 07303-2052

The One Group Services Co                         High Yield Bond Fund Class C   97.10%              Record &
3435 Stelzer Road                                                                                    Beneficial
Columbus, OH 43219-6004

Strafe & Co.                                      High Yield Bond Fund           39.73%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Eagle & Co.                                       High Yield Bond Fund           16.82%              Record
PO Box 804357                                     Class I
Chicago, IL 60680-4105

Empl Ret Plan of NBD Bancorp                      High Yield Bond Fund           14.81%              Beneficial
100 E. Broad Street                               Class I
Columbus, OH 43215-3607

Inner Wharf & Co                                  High Yield Bond Fund           12.93%              Record
C/O State Street Bank                             Class I
1 Heritage Drive JP2N
N. Quincy, MA 02171-2105

Banc One Corporation                              High Yield Bond Fund           9.87%               Beneficial
100 E. Broad Street                               Class I
Columbus, OH 43215-3607

Inner Wharf & Co                                  High Yield Bond Fund           9.81%               Record
C/O State Street Bank                             Class I
1 Heritage Drive JP2N
N. Quincy, MA 02171-2105

The One Group Investor Growth & Income Fund       High Yield Bond Fund           8.23%               Record &
3435 Stelzer Road                                 Class I                                            Beneficial
Columbus, OH 43219-6004

The One Group Investor Growth Fund                High Yield Bond Fund           7.09%               Record &
3435 Stelzer Road                                 Class I                                            Beneficial
Columbus, OH 43219-6004

Strafe & Co.                                      Diversified International      10.67%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class A
PO Box 710211
Columbus, OH 43271-0211

The One Group Services Co                         Diversified International      97.11%              Record &
3435 Stelzer Road                                 Fund                                               Beneficial
Columbus, OH 43219-6004                           Class C

Strafe & Co.                                      Diversified International      53.99%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus, OH 43271-0211

Eagle & Co                                        Diversified International      27.99%              Record
PO Box 804357                                     Fund
Chicago, IL 60680-4105                            Class I

Empl Ret Plan of NBD Bancorp                      Diversified International      19.85%              Beneficial
100 E. Broad Street                               Fund
Columbus, OH 43215-3607                            Class I

Eagle & Co                                        Diversified International      7.91%               Record
PO Box 804357                                     Fund
Chicago, IL 60680-4105                            Class I

Inner Wharf & Co                                  Diversified International      5.67%               Record
C/O State Street Bank                             Fund
1 Heritage Drive JP2N                             Class I
N. Quincy, MA 02171-2105

NBD Bank TTEE                                     Diversified Mid Cap Fund       8.10%               Record
American Axle & Manufacturing Inc                 Class A
Personal S/P Hourly Rate Association
900 Tower Dr
Troy, MI 48098-2810

MAC and Co A/C 078-025                            Diversified Mid Cap            7.38%               Record
PO Box 3198                                       Class A
Pittsburgh, PA 15230-3198

Strafe & Co.                                      Diversified Mid Cap Fund       5.47%               Record
BOIA - One Group Operations                       Class A
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

The One Group Services Co                         Diversified Mid Cap Fund       97.14%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus, OH 43219-6004

Strafe & Co.                                      Diversified Mid Cap Fund       76.87               Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

First Chicago NBD TTEE                            Diversified Mid Cap Fund       10.89%              Record
First Chicago NBD Svgs & Invsmt Plan              Class I
C/O Putnam Investments
PO Box 9740
Providence, RI 02940-9740

Eagle & Co.                                       Diversified Mid Cap Fund       8.37%               Record
PO Box 804357                                     Class I
Chicago, IL 60680-4105

Empl Ret Plan of NBD Bancorp                      Diversified Mid Cap Fund       7.94%               Beneficial
100 E. Broad Street                               Class I
Columbus, OH 43215-3607

First National Bank of Chicago                    Cash Management Money Market   29.06%              Record
Cash Management Dept                              Fund
525 W Monroe St                                   Class A
Chicago, IL 60661-3629

NBD Bank NA                                       Cash Management Money Market   26.08%              Record &
9000 Haggerty Road                                Fund                                               Beneficial
Belleville, MI 48111-1632                         Class A

NBD Bank NA                                       Cash Management Money Market   20.55%              Record &
9000 Haggerty Road                                Fund                                               Beneficial
Belleville, MI 48111-1632                         Class A

First National Bank of Chicago                    Cash Management Money Market   11.56%              Record &
Commercial Products                               Fund                                               Beneficial
120 S Lasalle St Ste. 1626                        Class A
Chicago, IL 60603-3406

American National Bank                            Cash Management Money Market   6.12%               Record &
33 N Lasalle St                                   Fund                                               Beneficial
Chicago, IL 60602-2602                            Class A

NBD Bank NA                                       Cash Management Money Market   5.98%               Record &
9000 Haggerty Road                                Fund                                               Beneficial
Belleville, MI 48111-1632                         Class A

Eagle & Co                                        Cash Management Money Market   38.46%              Record
PO Box 804357                                     Fund
Chicago, IL 60680-4105                            Class I

First National Bank of Chicago                    Cash Management Money Market   24.57%              Record
Corporate Trust Administration                    Fund
Cash Sweep Dept                                   Class I
One N State St, 9th Fl
Chicago, IL 60602-3300

Strafe & Co.                                      Cash Management Money Market   19.83%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus, OH 43271-0211

Hojo & Co                                         Cash Management Money Market   5.30%               Record
PO Box 804357                                     Fund
Chicago, IL 60680-4105                            Class I

Covenant Trust Company TTEE                       Market Expansion Index Fund    71.34%              Record
Jolene M Peterson Rev Trust                       Class A
U/A DTD 06/24/98
5101 N Francisco Ave
Chicago, IL 60625-3611

State Street Bank & Trust Co Cust                 Market Expansion Index Fund    15.69%              Record
George F Abel                                     Class A
41611 Onaway Ct
Northville, MI 48167-2464

Donoaldson Lufkin Jenrette                        Market Expansion Index Fund    24.87%              Record
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Dean Witter For The Benefit of                    Market Expansion Index Fund    15.76%              Record
Anthony A Ripeli Jr                               Class B
PO Box 250 Church Street Station
New York, NY 10008-0250

Donoaldson Lufkin Jenrette                        Market Expansion Index Fund    12.73%              Record
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Dean Witter For The Benefit of                    Market Expansion Index Fund    9.00%               Record
Jacinta L Alvarado                                Class B
PO Box 250 Church Street Station
New York, NY 10008-0250

Dean Witter For The Benefit of                    Market Expansion Index Fund    6.49%               Record
Thomas R Searcy &                                 Class B
PO Box 250 Church Street Station
New York, NY 10008-0250

Donoaldson Lufkin Jenrette                        Market Expansion Index Fund    6.22%               Record
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Donoaldson Lufkin Jenrette                        Market Expansion Index Fund    5.49%               Record
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

The One Group Services Co                         Market Expansion Index Fund    79.46%              Record &
3435 Stelzer Road                                 Class C                                            Beneficial
Columbus, OH 43219-6004

Dean Witter For The Benefit of                    Market Expansion Index Fund    18.18%              Record
J Richard Thomas and                              Class C
PO Box 250 Church Street Station
New York, NY 10008-0250

Hojo & Co                                         Market Expansion Index Fund    82.22%              Record
PO Box 804357                                     Class I
Chicago, IL 60680-4105

Hojo & Co                                         Market Expansion Index Fund    12.23%              Record
PO Box 804357                                     Class I
Chicago, IL 60680-4105

Donaldson Lufkin Jenrette                         Michigan Municipal Bond Fund   6.96%               Record
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Michigan Municipal Bond Fund   6.75%               Record
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                         Michigan Municipal Bond Fund   6.69%               Record
PO Box 2052                                       Class B
Jersey City, NJ 07303-2052

Strafe & Co.                                      Michigan Municipal Bond Fund   97.19%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

NBD Michigan                                      Michigan Municipal Money       52.63%              Record &
9000 Haggerty Road                                Market Fund                                        Beneficial
Belleville, MI 48111-1632                         Class A

Pershing As Agent - Omnibus Account               Michigan Municipal Money       8.52%               Record
For Exclusive Benefit of                          Market Fund
One Group Customer Accounts                       Class A
1 Pershing Plz
Jersey City, NJ 07399-0001

James R Donahey                                   Michigan Municipal Money       5.03%               Record &
Pat J Donahay JT TEN                              Market Fund                                        Beneficial
421 Highland                                      Class A
Ann Arbor, MI 48104-1729

Strafe & Co.                                      Michigan Municipal Money       90.95%              Record
BOIA - One Group Operations                       Market Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus, OH 43271-0211

Richard D Manus                                   Michigan Municipal Money       12.46%              Beneficial
100 E. Broad Street                               Market Fund
Columbus, OH 43215-3607                            Class I

George E  Manus                                   Michigan Municipal Money       12.23%              Beneficial
100 E. Broad Street                               Market Fund
Columbus, OH 43215-3607                            Class I

OK Thompson                                       Michigan Municipal Money       8.19%               Beneficial
100 E. Broad Street                               Market Fund
Columbus, OH 43215-3607                            Class I

NBD Bank                                          Municipal Cash Management      46.79%              Record &
9000 Haggerty Road                                Money Market Fund                                  Beneficial
Belleville, MI 48111-1632                         Class A

NBD Bank                                          Municipal Cash Management      29.94%              Record &
9000 Haggerty Road                                Money Market Fund                                  Beneficial
Belleville, MI 48111-1632                         Class A

NBD Bank                                          Municipal Cash Management      16.00%              Record &
9000 Haggerty Road                                Money Market Fund                                  Beneficial
Belleville, MI 48111-1632                         Class A

First National Bank of Chicago                    Municipal Cash Management      6.50%               Record &
120 S Lasalle St., Ste 1626                       Money Market Fund                                  Beneficial
Chicago, IL 60603-3406                            Class A

Eagle & Co                                        Municipal Cash Management      76.99%              Record
PO Box 804357                                     Money Market Fund
Chicago, IL 60680-4105                            Class I

Hojo & Co                                         Municipal Cash Management      13.71%              Record
PO Box 804357                                     Money Market Fund
Chicago, IL 60680-4105                            Class I

Strafe & Co.                                      Municipal Cash Management      9.27%               Record
BOIA - One Group Operations                       Money Market Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus, OH 43271-0211

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      42.13%              Record
PO Box 2052                                       Fund
Jersey City, NJ 07303-2052                        Class A

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      22.88%              Record
PO Box 2052                                       Fund
Jersey City, NJ 07303-2052                        Class A

Dean Witter For The Benefit of                    Short-Term Municipal Bond      5.40%               Record
F Jay Anderson Family Ltd                         Fund
PO Box 250 Church Street Station                  Class A
New York, NY 10008-0250

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      55.79%              Record
PO Box 2052                                       Fund
Jersey City, NJ 07303-2052                        Class B

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      19.30%              Record
PO Box 2052                                       Fund
Jersey City, NJ 07303-2052                        Class B

Donaldson Lufkin Jenrette                         Short-Term Municipal Bond      10.79%              Record
PO Box 2052                                       Fund
Jersey City, NJ 07303-2052                        Class B

Strafe & Co.                                      Short-Term Municipal Bond      93.87%              Record
BOIA - One Group Operations                       Fund
1111 Polaris Parkway                              Class I
PO Box 710211
Columbus, OH 43271-0211

Haworth Inc                                       Short-Term Municipal Bond      8.29%               Beneficial
100 E. Broad Street                               Fund
Columbus, OH 43215-3607                           Class I

Eagle & Co.                                       Short-Term Municipal Bond      6.05%               Record
PO Box 804357                                     Fund
Chicago, IL 60680-4105                            Class I

Bruce Becker Rev Trust                            Short-Term Municipal Bond      5.56%               Beneficial
100 E. Broad Street                               Fund
Columbus, OH 43215-3607                           Class I

Strafe & Co.                                      Bond Fund                      10.40%              Record
BOIA - One Group Operations                       Class A
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Putnam Fiduciary Trust Co TTEE                    Bond Fund                      7.33%               Record
Market Square P/S Plan                            Class A
859 Willard Street MS B-3-B
Quincy, MA 02169-7428

Putnam Fiduciary Trust Co TTEE                    Bond Fund                      7.12%               Record
Elco Textron Inc                                  Class A
859 Willard St MSE2C
Quincy, MA 02169-7428

Donaldson, Lufkin Jenrette                        Bond Fund                      69.96%              Record
Securities Corporation Inc.                       Class C
PO Box 2052
Jersey City, NJ 07303-2052

The One Group Services Co                         Bond Fund                      29.17%              Record
3435 Stelzer Road                                 Class C
Columbus, OH 43219-6004

Strafe & Co.                                      Bond Fund                      63.31%              Record
BOIA - One Group Operations                       Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Eagle & Co.                                       Bond Fund                      10.68%              Record
PO Box 804357                                     Class I
Chicago, IL 60680-4105

Henry Ford Investment Mgmt                        Bond Fund                      7.44%               Beneficial
100 E. Broad Street                               Class I
Columbus, OH 43215-3607

Inner Wharf & Co                                  Bond Fund                      6.83%               Record
C/O State Street Bank                             Class I
1 Heritage Drive JP2N
N. Quincy, MA 02171-2105

Eagle & Co.                                       Bond Fund                      6.80%               Record
PO Box 804357                                     Class I
Chicago, IL 60680-4105

Inner Wharf & Co                                  Bond Fund                      5.19%               Record
C/O State Street Bank                             Class I
1 Heritage Drive JP2N
N. Quincy, MA 02171-2105

First Chicago NBD TTEE                            Bond Fund                      5.08%               Record
First Chicago NBD Svgs & Invsmt Plan              Class I
C/O Putnam Investments
PO Box 9740
Providence, RI 02940-9740


As a group, the Trustee and Officers of the Trust owned less than 1% of the Shares of each class of the Trust. A copy of the annual reports to shareholders must accompany the delivery of this Statement of Additional Information.

                             Registration Statement
                          of One Group(R) Mutual Funds
                                  on Form N-1A

PART C



         Item 24.  Financial Statements and Exhibits
                   ---------------------------------

                  (a)      Financial Statements:

                           New Funds -- no financial statements

         (b) Exhibits:


         (1) Amended and Restated Declaration of Trust dated as of February 18, 1999 is incorporated by reference to Exhibit (1) to the Registrant's Registration Statement on Form N-1A (filed March 12, 1999).

         (2) Code of Regulations as amended and restated as of October 25, 1990 is incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 39 (filed August 16, 1996) to Registrant's Registration Statement on Form N-1A.

         (3)      None.

         (4)      Rights of Shareholders.
                  -----------------------

                  The following portions of Registrant's Declaration of Trust incorporated as Exhibit (1) hereto, define the rights of shareholders:


                  5.1  Shares in the Series or Classes of the Trust.
                       ---------------------------------------------

                  A. The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series or classes of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into an unlimited number of full and fractional transferable Shares without par value. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

                  Subject to the respective voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of each series of the Trust, the Trustees may, without Shareholder approval, divide the Shares of any series into two or more classes, Shares of each such class having such voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms applicable to Shares of such class as the Trustees may determine.

                  B. The holder of each Share shall be entitled to one vote for each full Share, and a proportionate fractional vote for each fractional Share, irrespective of the series or class, then recorded in his name on the books of the Trust. On any matter submitted to a vote of Shareholders, all Shares then issued and outstanding and entitled to vote, irrespective of the series or class, shall be voted in the aggregate and not by series or class except: (1) as otherwise required by the Act; or (2) when the matter, as conclusively determined by the Trustees, affects only the interests of the Shareholders of a particular series or class of the Trust (in which case only Shareholders of the affected series or class shall be entitled to vote thereon).

                  C. Shares of each series or class of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

                           (1) ASSETS BELONGING TO A SERIES OR CLASS. All consideration received by the Trust for the issue or sale of Shares of any series or class, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series or class. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series or class shall be allocated by the Trustees to one or more series or class (such allocation to be conclusive and binding upon the Shareholders of all series or class for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series or class. Such assets belonging to a particular series or class shall irrevocably belong for all purposes to the Shares of the series or class, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series or class. Shareholders of any series or class shall have no right, title or interest in or to the assets belonging to any other series or class.

                           (2) LIABILITIES BELONGING TO A SERIES OR CLASS. The assets belonging to any series or class of the Trust shall be charged with the direct liabilities in respect of such series or class and with all expenses, costs, charges, and reserves attributable to such series or class, and shall also be charged with the share of such series or class of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series or class in proportion to the relative net assets of the respective series or class, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series or class for all purposes; PROVIDED, HOWEVER, that under no circumstances shall the assets allocated or belonging to any series or class of the Trust be charged with liabilities directly attributable to any other series or class. The liabilities so charged to a series or class are herein referred to as "liabilities belonging to" such series or class. All persons who may have extended credit to a particular series or class or who have contracts or claims with respect to a particular series or class shall look only to the assets of that particular series or class for payment of such contracts or claims.

                           (3) LIQUIDATING DISTRIBUTIONS. In the event of the termination of the Trust or a particular series or class thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series or class shall be entitled to receive out of the assets of the Trust or belonging to the particular series or class, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series or class of the Trust, the assets belonging to such series or class; and the assets so distributable to the Shareholders of any series or class shall be distributed among such Shareholders in proportion to the number of Shares of such series or class held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series or class of the Trust available for distribution, such distribution shall be made to the Shareholders of all series or class subject to such termination and winding up in proportion to the relative net assets of the respective series or class determined as hereinafter provided and the number of Shares of such series or class held by them and recorded in their names on the books of the Trust.

                           (4) DIVIDENDS AND DISTRIBUTIONS. Shares of each series or class shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series or class, PROVIDED, HOWEVER, that dividends and distributions on Shares of a particular series or class shall be paid only out of the lawfully available "assets belonging to" such series or class as such term is defined in this Declaration of Trust.

                  5.2 PURCHASE OF SHARES. The Trustees may accept investments in each series or class of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series or class of the Trust, at the net asset value per Share next computed after receipt of the investment.

                  5.3 NET ASSET VALUE PER SHARE. The net asset value per Share of each series or class of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and Exchange Commission received by the Trust, as the Trustees may determine.

                  5.4 OWNERSHIP OF SHARES. The ownership of Shares shall be recorded separately with respect to each series or class on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such Shares, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series or class held by each Shareholder.

                  5.5 PREEMPTIVE RIGHTS. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

                  5.6 REDEMPTION OF SHARES. To the extent of the assets of the Trust legally available for such redemptions, a Shareholder of any series or class of the Trust shall have the right, subject to the provisions of Section 5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series or class out of assets belonging to such series or class at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series or class of the Trust is $1,000 or less; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is $1,000 or less, and shall be allowed sixty days to make additional purchases of Shares of the appropriate series or class so that the value of his account will exceed $1,000 before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series or class of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series or class of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series or class of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series or class of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series or class thereof and of the Shareholders of the Trust or of such series or class in maintaining a constant net asset value per Share with respect to such series or class, redeem pro rata from each holder of record on such day such number of full and fractional Shares of such series or class as may be necessary to reduce the aggregate number of outstanding Shares of such series or class in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series or class of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series or class of the Trust may make payment in the assets belonging or allocable to such series or class, the value of which shall be determined as provided herein.

                  5.7 SUSPENSION OF RIGHT OF REDEMPTION. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series or class, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business on the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

                  5.8 CONVERSION RIGHTS. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series or class shall have the right to convert or exchange said Shares for or into Shares of one or more other series or class in accordance with such requirements and procedures as may be established from time to time by the Trustees.

                  8.1 VOTING POWERS. The Shareholders shall have power to vote
                  (a) for the election or removal of Trustees; (b) with respect to the amendment of this Declaration of Trust as provided in
                  Section 10.8 hereof; (c) with respect to the approval of investment advisory and distribution agreements entered into on behalf of the Trust or one or more series or class thereof, and with respect to such other matters relating to the Trust as may be required by law, by this Declaration of Trust, the Regulations of the Trust, by any requirements applicable to or agreement of the Trust, and as the Trustees may consider desirable; and (d) to the same extent as the shareholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series or class shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series or class of the Trust in respect of which the Shareholder owns Shares. Every Shareholder of record shall have the right to one vote for every whole Share (other than Shares held in the treasury of the Trust) standing in his name on the books of the Trust, and to have a proportional fractional vote for any fractional Share, as to any matter on which the Shareholder is entitled to vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series or class, except (i) where required by the Act, Shares shall be voted by individual series or class, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series or class, then only the Shareholders of such affected series or class shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted to be taken by Shareholders by law, this Declaration of Trust, or the Regulations.

                  8.2 MEETINGS. Meetings of Shareholders may be called by the Trustees as provided in the Regulations, and shall be called by the Trustees upon the written request of Shareholders owning at least twenty percent of the outstanding Shares entitled to vote.

                  8.3 QUORUM AND REQUIRED VOTE. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority of the Shares of each series or class outstanding and entitled to vote with respect to a matter appearing in person or by proxy; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by the Act to be taken by vote of all outstanding Shares of all series or class entitled to vote thereon, irrespective of series or class, a quorum shall consist of a majority of Shares (without regard to series or class) entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series or classes of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series or class so affected; and PROVIDED, FURTHER, that reasonable adjournments of such meeting until a quorum is obtained may be made by vote of the Shares present in person or by proxy. A majority of the Shares voted shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of this Declaration of Trust or the Regulations; PROVIDED, HOWEVER, that when any provision of law or of this Declaration of Trust requires the holders of Shares of any particular series or class to vote by series or class and not in the aggregate with respect to a matter, then the vote of the majority of the outstanding Shares of that series or class shall decide such matter insofar as that particular series or class shall be concerned.

                  8.4 SHAREHOLDER ACTION BY WRITTEN CONSENT. Any action which may be taken by Shareholders may be taken without a meeting if the holders of not less than two-thirds of the Shares entitled to be voted with respect to the matter consent to the action in writing and the written consent is filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

                  8.5 CODE OF REGULATIONS. The Regulations may include further provisions not inconsistent with this Declaration of Trust for Shareholders' meetings, votes, record dates, notices of meetings, and related matters.

                  9.4 LIMITATION OF SHAREHOLDER LIABILITY. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series or class of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

                           "The names 'One Group(R) Mutual Funds' and 'Trustees of One Group(R) Mutual Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated May 23, 1985 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'One Group(R) Mutual Funds' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

                  The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein, PROVIDED, HOWEVER, that a Shareholder of any series or class of the Trust shall be indemnified only from assets belonging to that series or class.

                  9.5 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

                  9.6 LIABILITIES OF A SERIES OR CLASS. Liabilities belonging to any series or class of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series or class, or in connection with the management thereof, shall be paid only from the assets belonging to that series or class.

                  10.3 TERMINATION OF TRUST. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

                  A. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convey the assets belonging to such series or class to another trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series or class then outstanding.

                  B. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convert into money all the assets belonging to such series or class. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class, the Trustees shall distribute the remaining assets belonging to such series or class ratably among the holders of the outstanding Shares of the series or class.

                  C. Without the vote of a majority of outstanding Shares of any series or class of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series or classes into a single series or class if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series or class affected thereby.

                  D. After the effective date of the determination of the Trustees under paragraph A or B above,

                           (1) The Trust shall carry on no business relating to the assets of such series or class except for the purpose of winding up the affairs of such series or class.

                           (2) The Trustees shall proceed to wind up the affairs of such series or class and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series or class shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series or class, to collect assets of such series or class, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such series or class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series or class.

                  Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series or class of the Trust. Such termination shall be effective upon filing with the State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series or class and the right, title and interest of all parties shall be cancelled and discharged with respect to such series or class. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the State Secretary of the Commonwealth of Massachusetts as provided in this Title X.

                  10.8  AMENDMENT PROCEDURE.

                  A. This Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares of each series affected thereby (as the Trustees shall determine) or by any larger vote as may be required by any provisions of applicable law.

                  B. Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

                  C. The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing to do so.

         The following portions of Registrant's Code of Regulations incorporated as Exhibit (2) hereto, define the rights of shareholders:

                  1.1 PLACE. An Annual Meeting of Shareholders may be held for a calendar year if called by the Trustees acting in their sole discretion, and any such annual or Special Meetings of Shareholders shall be held at such place, date, and time as the Trustees may designate.

                  1.2 SPECIAL MEETING. Special Meetings of Shareholders may be called by the Trustees, and shall be called by the Trustees upon the written request of holders of at least twenty percent of the outstanding units of beneficial interest in the Trust ("Shares") entitled to vote.

                  1.3 NOTICE. Written notice, stating the place, day and hour of each meeting of Shareholders and, in the case of Special Meetings, the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law.

                  1.4 SHAREHOLDER'S LIST. The officer or agent having charge of the transfer books for shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

                  1.5 RECORD DATE. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders, or the date fixed for the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting, or entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be. In such case, only such Shareholders as shall be shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting or to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date, as aforesaid.

                  3.1 FORM. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust.

                  3.2 WAIVER. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the record of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

         (5)(a) Investment Advisory Agreement dated January 11, 1993 between Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 27 (filed March 17, 1993) to Registrant's Registration Statement on Form N-1A.

         (5)(b) Amended and Restated Schedule A to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation dated November 19, 1998 is incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 47 (filed December 23, 1998) to Registrant's Registration Statement on Form N-1A.

         (5)(c) Sub-Investment Advisory Agreement dated October 1, 1996 between Banc One Investment Advisors Corporation and Independence International Associates, Inc. is incorporated by reference to Exhibit (5)(c) to Post-Effective Amendment No. 42 (filed June 18, 1997) to the Registrant's Registration Statement on Form N-1A.

         (5)(d) Sub-Investment Advisory Agreement, dated as of August 20, 1998 between Banc One Investment Advisors Corporation and Banc One High Yield Partners, LLC is incorporated by reference to Exhibit (5)(d) to Post-Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (6)(a) Re-executed Distribution Agreement dated December 13, 1995 between Registrant and The One Group Services Company is incorporated by reference to Exhibit (7)(c) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

         (6)(b) Revised Schedules A-E to the Distribution Agreement between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (6)(b) to Registrant's Registration Statement on Form N-1A (filed March 12, 1999).

         (6)(c) Dealer's Agreement for Registrant dated November 11, 1995 between The One Group Services Company and Banc One Securities Corporation is incorporated by reference to Exhibit (7)(d) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

         (6)(d) Form of Shareholder Servicing Agreement between the Registrant and Participating Service Organizations is incorporated by reference to Exhibit (7)(f) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

         (6)(e) Agency Services and Delegation Agreement between INVESCO Trust Company and Registrant dated January 1, 1998 is incorporated by reference to Exhibit (10)(j) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

         (6)(f) Processing Agreement by and between Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation and The One Group dated as of February, 1999 is incorporated by reference to Exhibit (6)(f) to Registrant's Registration Statement on Form N-1A (filed March 12, 1999).

         (7) Deferred Compensation Plan for Trustees of The One Group is incorporated by reference to Exhibit (7) to Post-Effective Amendment No. 47 (filed December 23, 1998) to Registrant's Registration Statement on Form N-1A.

         (8)(a) Custodian Contract dated as of July 29, 1988 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (8)(a) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (8)(b) Amendment to Custodian Contract dated as of July 29, 1988 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (8)(b) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (8)(c) Sub-Custodian Agreement between State Street Bank and Trust Company, Bank One Trust Company, N.A. and the Registrant is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

         (8)(d) First Amendment to the Subcustodian Agreement dated as of December, 1996 between State Street Bank and Trust Company, Bank One Trust Company,

                  N.A. and the Registrant is incorporated by reference to Exhibit (8)(d) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (8)(e) International Securities Lending Subcustodian and Services Agreement, dated December 29, 1997 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and the Registrant is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 44 (filed June 5, 1998) to the Registrant's Registration Statement on Form N-1A.

         (8)(f) Sub-Custodian Agreement dated as of March 19, 1999, between State Street Bank and Trust Company, NBD Bank and One Group Mutual Funds is filed herewith.

         (9)(a) Re-executed Management and Administration Agreement dated November 20, 1997 is incorporated by reference to Exhibit
                  (13)(b) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

         (9)(b) Revised Schedule A to the Management and Administration Agreement between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (9)(b) to Post-Effective Amendment No. 47 (filed December 23, 1997) to the Registrant's Registration Statement on Form N-1A.

         (9)(c) Transfer Agency and Service Agreement dated as of February 9, 1988 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (9)(c) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(d) Amendment to the Transfer Agency and Service Agreement dated as of February 6, 1996 is incorporated by reference to Exhibit
                  (9)(d) to Post-Effective Amendment No. 45 (filed August 26,
                  1998) to the Registrant's Registration Statement on Form N-1A.

         (9)(e) Fund Accounting Agreement dated December 1, 1995 between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (13)(c) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

         (9)(f) Revised Schedule A to the Fund Accounting Agreement between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (9)(f) to Post-Effective Amendment No. 47 (filed December 23, 1997) to the Registrant's Registration Statement on Form N-1A.

         (9)(g) Sub-Administration Agreement dated December 1, 1995 between The One Group Services Company and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit
                  (13)(d) to the Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

         (9)(h) Revised Schedule A to the Sub-Administration Agreement between The One Group Services Company and Banc One Investment Advisors Corporation incorporated by reference to Exhibit
                  (9)(h) to Post-Effective Amendment No. 47 (filed December 23,
                  1997) to the Registrant's Registration Statement on Form N-1A.

         (9)(i) Agency Services and Delegation Agreement dated January 1, 1996 between the Registrant and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

         (9)(j) Form of Agency Services and Delegation Agreement between the Registrant and Bank One Trust Company, NA is incorporated by reference to Exhibit (9)(i) to Post-Effective Amendment No. 43 (filed August 29, 1997) to Registrant's Registration Statement on Form N-1A.

         (9)(k) Form of Order Processing Agreement between the Registrant and Bank One Trust Company, NA is incorporated by reference to Exhibit (9)(j) to Post-Effective Amendment No. 43 (filed August 29, 1997) to Registrant's Registration Statement on Form N-1A.

         (9)(l) Shareholder Servicing Agreement is incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

         (9)(m) Services Agreement dated as of June 6, 1997 between the Registrant and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(l) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(n) Operating Agreement dated as of June 6, 1997 between the Registrant and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(m) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(o) Retirement Services Order Processing Agreement dated as of June 6, 1997 between the Registrant and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(n) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(p) Securities Lending Agreement for Non-ERISA Accounts dated as of August 1995 between the Registrant, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(p) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(q) Amendment to Securities Lending Agreement for Non-ERISA Accounts dated as of January 21, 1997 between the Registrant, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(q) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(r) Second Amendment to the Securities Lending Agreement (Domestic Securities), effective May 21, 1998, between the Registrant, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(r) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(s) Securities Lending Agreement for Non-ERISA Accounts dated as of January 8, 1998 between the Registrant, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(s) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(t) Amendment to the Securities Lending Agreement (Foreign Securities) effective May 21, 1998 is incorporated by reference to Exhibit (9)(t) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (9)(u)   Fund Alliance Agreement by and between The One Group,
                  The One Group Services Company, and Putnam Fiduciary Trust Company is filed herewith.

         (9)(v) Agency Agreement dated as of March 18, 1997 between Pegasus Funds and BISYS Fund Services, Inc. is filed herewith.

         (9)(w) Amendment dated April 1, 1999, to the Agency Agreement dated as of March 18, 1997 between Pegasus Funds and BISYS Fund Services, Inc. is filed herewith.

         (9)(x) Agency Agreement dated as of March 11, 1997 between Pegasus Funds and NBD Bank is filed herewith.

         (9)(y) Amendment to the Agency Agreement dated as of March 11, 1997 between Pegasus Funds and NBD Bank is filed herewith.

         (9)(z) Agency Agreement dated as of November 1, 1996 between Pegasus Funds and Putnam Fiduciary Trust Company is filed herewith.

         (9)(aa) Fifth Amendment dated March 19, 1999, to the Agency Agreement dated as of November 1, 1996 between Pegasus Funds and Putnam Fiduciary Trust Company is filed herewith.

         (9)(bb) Form of Agency Agreement between The One Group Services Company and various shareholder servicing agents is filed herewith.

         (9)(cc) Sub-Transfer Agency Agreement between One Group Mutual Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, is filed herewith.

         (9)(dd)  Form of Sub-Transfer Agency Agreement is filed herewith.

         (9)(ee)  Form of Order Processing Agreement is filed herewith.

         (10)     Opinion and consent of counsel is filed herewith.

         (11)(a)  Consent of PricewaterhouseCoopers LLP is filed herewith.

         (11)(b)  Consent of Arthur Andersen LLP is filed herewith.

         (11)(c)  Consent of Ropes & Gray is filed herewith.

         (12)     None

         (13) Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

         (14)     None.

         (15)(a) Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class shares dated November 1, 1995, as amended August 20, 1997, between the Registrant and The One Group Services Company is incorporated by reference to Exhibit
                  (15)(a) to Post-Effective Amendment No. 43 (filed August 29,
                  1997) to Registrant's Registration Statement on Form N-1A.

         (15)(b) Distribution and Shareholder Services Plan - Class B and Class C Shares dated January 1, 1994, as amended August 20, 1997, between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 43 (filed August 29, 1997) to Registrant's Registration Statement on Form N-1A.

         (16) Schedules for Computation of Performance Calculations are incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 43 (filed August 29, 1997) to Registrant's Registration Statement on Form N-1A.

         (18)(a) Multiple Class Plan for the Registrant adopted by the Board of Trustees on May 22, 1995, as amended May 21, 1998 is incorporated by reference to Exhibit (10)(k) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.

Item 26.  Number of Holders of Securities
          -------------------------------

No longer required by new Form N-1A.

Item 27 Indemnification.
        ----------------

                  Article IX, Section 9.2 of the Registrant's Declaration of Trust, incorporated as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodians, investment advisers, administrator, and transfer agents is provided for in the Registrant's respective Agreements with those service providers as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, the Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Advisers
                  -----------------------------------------------------

                  Banc One Investment Advisors Corporation ("Banc One Investment Advisors") performs investment advisory services for all of the Funds of The One Group. Independence International Associates, Inc. performs investment sub-advisory services for the International Equity Index Fund. Banc One High Yield Partners, LLC provides investment advisory services for the High Yield Bond Fund.

                  Banc One Investment Advisors is an indirect wholly-owned subsidiary of BANK ONE CORPORATION, a bank holding company incorporated in the state of Delaware. BANK ONE CORPORATION now operates affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANK ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

                  To the knowledge of Registrant, none of the directors or officers of Banc One Investment Advisors, Independence International Associates, Inc. or Banc One High Yield Partners, LLC, except as set forth or incorporated herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of Banc One Investment Advisors who are engaged in any other business, profession, vocation or employment of a substantial nature.

                          Banc One Investment Advisors
                          ----------------------------


    Position with  Banc                     Other
    One Investment Advisors                 Substantial Occupation                       Type of Business
    -----------------------                 ----------------------                       ----------------


    David J. Kundert, Chairman,            Chairman, Bank One                            Investment
    President, and CEO                     Trust Company, NA,
                                           100 East Broad
                                           Street, Columbus,
                                           Ohio 43215


    Frederick L. Cullen, Director          Chairman/CEO Bank One, NA, 100 East            Banking
                                           Broad Street, Columbus, Ohio 43215;
                                           Chairman and Chief Operating Officer,
                                           Banc One Ohio Corporation, 100 East
                                           Broad Street, Columbus, Ohio 43215


    Kenneth T. Stevens, Director           CEO, Bank One Retail Group                     Banking
                                           1111 Polaris Parkway
                                           Columbus, Ohio 43240


    Peter W. Atwater, Director             Former Treasurer,                              Investment
    and Chief Operating Officer            Bank One Corporation,
                                           100 East Broad Street,
                                           Columbus, Ohio 43215

    David R. Meuse, Director               Chairman/CEO Banc One                          Investment
                                           Capital Holding
                                           Corporation, 150 East
                                           Gay Street, Columbus,
                                           Ohio 43215

    William G. Jurgenson, Director         Executive Vice President                       Banking
                                           First National Bank of Chicago,
                                           1 First National Plaza,
                                           Chicago, Illinois 60670

    William P. Boardman, Director          Senior Executive Vice President                Banking
                                           and Head of Acquisitions,
                                           BANK ONE CORPORATION
                                           One First National Plaza,
                                           Chicago, Illinois 60670

    Richard W. Vague, Director             Chairman & CEO,                                Credit Card
                                           First USA
                                           201 North Market Street
                                           Wilmington, Delaware 19801



The principal business address of the principal executive officer and directors of Banc One Investment Advisors is 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211.


Independence International Associates, Inc.
-------------------------------------------

         Independence International Associates, Inc. ("IIA") is the Sub-Investment Advisor to the International Equity Index Fund. IIA, a corporation organized under the laws of Massachusetts, provides investment advice to institutional and investment company clients. Information regarding the firm's ownership and other business connections of the officers and directors is listed on the Form ADV filed by IIA with the SEC pursuant to the

Investment Advisers Act of 1940 (SEC File No.801-28785), the text of which is hereby incorporated by reference.

Banc One High Yield Partners, LLC
---------------------------------

         Banc One High Yield Partners, LLC is the Sub-Investment Advisor to the High Yield Bond Fund ("Banc One Partners"). Banc One Partners, a limited liability company organized under the laws of Ohio, provides investment advice to the High Yield Bond Fund. Set forth below are the names and principal businesses of the managers and investment officers of Banc One Partners who are engaged in any other business, profession, vocation or employment of a substantial nature.



    Position with                          Other Substantial                   Type of
    Banc One Partners                       Occupation                         Business
    -----------------                       ----------                         --------

    James P. Shanahan, Manager             Pacholder Associates,               Investment
                                           Inc., Managing Director
                                           & General Counsel, 8044
                                           Montgomery Road, Suite
                                           #382, Cincinnati, Ohio
                                           45236

    William J. Morgan, Manager             Pacholder Associates,               Investment
                                           Inc., President, 8044
                                           Montgomery Road, Suite
                                           #382, Cincinnati, Ohio
                                           45236


    Mark A. Beeson, Manager                Banc One Investment                 Investment
                                           Advisors, Senior
                                           Managing Director, 1111
                                           Polaris Parkway,
                                           Columbus, Ohio 43271

     Gary Madich, Manager                  Banc One Investment                   Investment
                                           Advisors, Senior
                                           Managing Director, 1111
                                           Polaris Parkway,
                                           Columbus, Ohio 43271

    Ryan L. Langdon, Vice                  Pacholder                             Investment
    President -- Senior Analyst            Associates, Inc., Vice
                                           President, 8044
                                           Montgomery Road, Suite
                                           #382, Cincinnati, Ohio
                                           45236
    Anthony L. Longi, Jr., Vice
    President -- Portfolio Manager         Pacholder                             Investment
                                           Associates, Inc.,
                                           Executive Vice
                                           President, 8044
                                           Montgomery Road, Suite
                                           #382, Cincinnati, Ohio
                                           45236



    Item 29.  Principal Underwriters
              ----------------------

           (a) The One Group Services Company acts as administrator and distributor for each of the Fund's Portfolios.

           (b) The directors and officers of The One Group Services Company are set forth below. The business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.



                                          Positions and Offices
                                          With The One Group
    Name                                  Services Company                   Positions With Registrant
    ----                                  ----------------                   -------------------------

   Lynn J. Mangum                         Chairman and Chief                 None
                                            Executive Officer

   Dennis Sheehan                         Director                           None

   Kevin J. Dell                          Vice President/Secretary/          None

   Michael D. Burns                       Vice President                     None

   Steven Ludwig                          Compliance Officer                 None

   Robert Tuch                            Assistant Secretary                None

   David P. Blackmore                     Vice President/                    None
                                            Chief Financial Officer

   Mark S. Redman                         President                          President

   Mark J. Ryberczyk                      Senior Vice President              None

   William J. Tomko                       Senior Vice President              Treasurer


   (c)         Not applicable.

   Item 30.             Location of Accounts and Records
                        --------------------------------

              (1) Banc One Investment Advisors Corporation, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 (records relating to its functions as Investment Adviser and Sub-Administrator).

              (2) Independence International Associates, Inc., 75 State Street, Boston, MA 02109 (records relating to its functions as Sub-Investment Adviser to the International Equity Index Fund).

              (3) Banc One High Yield Partners, LLC, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 and 8044
                        Montgomery Road, Suite #382, Cincinnati, Ohio 45236 (records relating to its functions as Sub-Investment Advisor to the High Yield Bond Fund).

              (4) The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Distributor for all Funds).

              (5) The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Administrator for all Funds).

              (6) State Street Bank and Trust Company, 470 Atlantic Avenue, Fifth Floor, Boston, MA 02205-9087 (records relating to its functions as custodian and transfer agent to all Funds).

              (7) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (Declaration of Trust, Code of Regulations, and Minute Books).

   Item 31.             Management Services
                        -------------------

                        N/A

   Item 32.             Undertakings
                        ------------

                        The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                        The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant's latest annual report to shareholders relating to that fund upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 49 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C. on the 27th day of April, 1999.

                                      One Group(R) Mutual Funds
                                      (Registrant)

                               By: /s/  Mark S. Redman
                                   ------------------------
                               *Mark S. Redman

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                                   Title                                            Date
---------                                   -----                                            ----

/s/ Mark S. Redman                          President                                   April 27, 1999
------------------
* Mark S. Redman

/s/ William J. Tomko                        Treasurer                                   April 27, 1999
--------------------
*William J. Tomko

/s/ Peter C. Marshall                       Trustee                                     April 27, 1999
---------------------
*Peter C. Marshall

/s/  Charles I. Post                        Trustee                                     April 27, 1999
--------------------
*Charles I. Post

/s/  Frederick W. Ruebeck                   Trustee                                     April 27, 1999
-------------------------
*Frederick W. Ruebeck

/s/ Robert A. Oden                          Trustee                                     April 27, 1999
------------------
*Robert A. Oden

/s/ John F. Finn                            Trustee                                     April 27, 1999
----------------
*John F. Finn

*By:  /s/ Alan G. Priest
      ------------------
        Alan G. Priest
        Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                                POWER OF ATTORNEY
                                -----------------

         Mark S. Redman, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                                     /s/ Mark S. Redman
                                                     ------------------
                                                     Mark S. Redman

                                POWER OF ATTORNEY
                                -----------------

         William J. Tomko, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                                   /s/ William J. Tomko
                                                   --------------------
                                                   William J. Tomko

                                POWER OF ATTORNEY
                                -----------------

         Peter C. Marshall, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                               /s/ Peter C. Marshall
                                               ---------------------
                                               Peter C. Marshall

                                POWER OF ATTORNEY
                                -----------------

         Charles I. Post, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                                 /s/ Charles I. Post
                                                 -------------------
                                                 Charles I. Post

                                POWER OF ATTORNEY
                                -----------------

         Frederick W. Ruebeck, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                            /s/ Frederick W. Ruebeck
                                            ------------------------
                                            Frederick W. Ruebeck

                                POWER OF ATTORNEY
                                -----------------

         Robert A. Oden, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                                 /s/ Robert A. Oden, Jr.
                                                 -----------------------
                                                 Robert A. Oden, Jr.

                                POWER OF ATTORNEY
                                -----------------

         John F. Finn, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:   May 21, 1998


                                               /s/ John F. Finn
                                               ----------------
                                               John F. Finn

   Exhibit No.             Description
   -----------             -----------







   (9)(u) Fund Alliance Agreement by and between The One Group, The One Group Services Company, and Putnam Fiduciary Trust Company.

   (9)(v) Agency Agreement dated as of March 18, 1997 between Pegasus Funds and BISYS Fund Services, Inc.

   (9)(w) Amendment dated April 1, 1999 to the Agency Agreement dated as of March 18, 1997 between Pegasus Funds and BISYS Fund Services, Inc.

   (9)(x) Agency Agreement dated as of March 11, 1997 between Pegasus Funds and NBD Bank.

   (9)(y) Amendment to the Agency Agreement dated as of March 11, 1997 between Pegasus Funds and NBD Bank.

   (9)(z) Agency Agreement dated as of November 1, 1996 between Pegasus Funds and Putnam Fiduciary Trust Company.

   (9)(aa) Fifth Amendment dated March 19, 1999, to the Agency Agreement dated as of November 1, 1996 between Pegasus Funds and Putnam Fiduciary Trust Company.

   (9)(bb) Form of Agency Agreement between The One Group Services Company and various shareholder servicing agents.

   (9)(cc) Sub-Transfer Agency Agreement between One Group Mutual Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation.

   (9)(dd)                 Form of Sub-Transfer Agency Agreement.

   (9)(ee)                 Form of Order Processing Agreement.


       10                  Opinion of Counsel

    11(a)                  Consent of PricewaterhouseCoopers LLP

    11(b)                  Consent of Arthur Andersen LLP

    11(c)                  Consent of Ropes & Gray




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